UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

April 30, 2014

Columbia Intermediate Municipal Bond Fund

(renamed Columbia AMT-Free Intermediate Muni Bond Fund, effective July 7, 2014)

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances.

Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor's 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	24
Statement of Operations	26
Statement of Changes in Net Assets	27
Financial Highlights	29
Notes to Financial Statements	36
Important Information About This Report	45

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Intermediate Municipal Bond Fund (the Fund) Class A shares returned 3.24% excluding sales charges for the six-month period that ended April 30, 2014. Class Z shares of the Fund returned 3.34% for the same time period.

>  The Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned 3.14% for the same six months.

>  Effective July 7, 2014, the Fund is renamed Columbia AMT-Free Intermediate Muni Bond Fund.

Average Annual Total Returns (%) (for period ended April 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/25/02
Excluding sales charges		3.24	0.37	4.85	3.92
Including sales charges		-0.08	-2.89	4.15	3.42
Class B	11/25/02
Excluding sales charges		2.81	-0.37	4.15	3.24
Including sales charges		-0.19	-3.28	4.15	3.24
Class C	11/25/02
Excluding sales charges		3.06	0.01	4.63	3.71
Including sales charges		2.06	-0.96	4.63	3.71
Class R4*	03/19/13	3.31	0.44	5.04	4.12
Class R5*	11/08/12	3.39	0.57	5.07	4.14
Class T	06/26/00
Excluding sales charges		3.27	0.42	4.90	3.98
Including sales charges		-1.68	-4.35	3.88	3.47
Class Z	06/14/93	3.34	0.48	5.05	4.13
Barclays 3-15 Year Blend Municipal Bond Index		3.14	0.97	4.91	4.71

Returns for Class A are shown with and without the maximum initial sales charge of 3.25% (for the six-month, one-year and five-year periods) and 4.75% (for the 10-year period). (Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.) Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%.The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Top Ten States (%) (at April 30, 2014)
California	17.2
New York	12.8
Texas	9.3
Florida	6.6
Illinois	6.5
Massachusetts	5.3
New Jersey	4.3
Pennsylvania	4.2
Colorado	2.5
North Carolina	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at April 30, 2014)
AAA rating	5.7
AA rating	34.2
A rating	42.4
BBB rating	11.9
Non-investment grade	1.2
Not rated	4.6
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Semiannual Report 2014
3

Columbia Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2013 – April 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,032.40	1,021.08	3.78	3.76	0.75
Class B	1,000.00	1,000.00	1,028.10	1,017.85	7.04	7.00	1.40
Class C	1,000.00	1,000.00	1,030.60	1,019.34	5.54	5.51	1.10
Class R4	1,000.00	1,000.00	1,033.10	1,022.12	2.72	2.71	0.54
Class R5	1,000.00	1,000.00	1,033.90	1,022.51	2.32	2.31	0.46
Class T	1,000.00	1,000.00	1,032.70	1,021.32	3.53	3.51	0.70
Class Z	1,000.00	1,000.00	1,033.40	1,022.07	2.77	2.76	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.3%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.6%
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A 05/01/19	5.000%	10,000,000	11,751,300
Alaska 1.1%
City of Valdez Refunding Revenue Bonds BP Pipelines Project Series 2003B 01/01/21	5.000%	19,460,000	22,835,532
Arizona 1.4%
Arizona School Facilities Board Certificate of Participation Series 2008 09/01/15	5.500%	7,500,000	8,018,175
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A 07/01/18	5.000%	3,500,000	3,896,130
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Arizona Public Service Co. Series 2009D(a) 05/01/29	6.000%	10,000,000	10,001,600
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A 01/01/22	5.000%	1,000,000	1,147,510
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM) 10/01/18	5.000%	5,000,000	5,674,350
Total			28,737,765
Arkansas 0.2%
County of Independence Refunding Revenue Bonds Entergy Mississippi, Inc. Project Series 1999 (AMBAC) 07/01/22	4.900%	4,600,000	4,663,710
California 16.9%
California Health Facilities Financing Authority Revenue Bonds St. Joseph Health System Series 2009B 07/01/18	5.000%	10,445,000	12,035,878

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority Revenue Bonds Biola University Series 2008 10/01/23	5.625%	3,000,000	3,262,740
California State Public Works Board Refunding Revenue Bonds Department of Corrections and Rehab Series 2006F (NPFGC) 11/01/18	5.250%	4,000,000	4,682,920
Various Capital Projects Series 2012G 11/01/28	5.000%	5,510,000	6,143,319
Revenue Bonds Series 2014A 09/01/31	5.000%	15,250,000	16,925,365
Various Capital Projects Series 2011A 10/01/22	5.250%	3,395,000	4,012,245
Series 2012A 04/01/28	5.000%	10,000,000	11,080,500
Series 2013I 11/01/28	5.250%	9,225,000	10,625,263
11/01/29	5.000%	5,000,000	5,576,200
11/01/31	5.500%	2,930,000	3,413,157
California State University Revenue Bonds Systemwide Series 2008A (AGM) 11/01/22	5.000%	5,000,000	5,671,850
California Statewide Communities Development Authority Revenue Bonds Henry Mayo Newhall Memorial Series 2014A (AGM) 10/01/34	5.000%	5,000,000	5,334,600
City of Fresno Sewer System Revenue Bonds Series 1993A-1 (AMBAC) 09/01/19	5.250%	5,000,000	5,575,050
City of Vernon Electric System Revenue Bonds Series 2009A 08/01/21	5.125%	10,435,000	11,564,589
County of Sacramento Airport System Revenue Bonds Series 2009B 07/01/24	5.000%	1,000,000	1,125,370
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Subordinated Series 2014B-3(a) 01/15/53	5.500%	9,000,000	10,191,690

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Quinta Redevelopment Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A 09/01/29	5.000%	5,000,000	5,426,700
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 2005 Series 2007E (AGM) 07/01/20	5.000%	6,230,000	7,018,095
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC)(b) 08/01/24	0.000%	5,000,000	3,187,900
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 08/01/21	5.250%	5,600,000	6,621,720
Oakland Unified School District Unlimited General Obligation Bonds Election of 2006 Series 2009A 08/01/29	6.125%	14,500,000	16,467,360
Oxnard Financing Authority Revenue Bonds Redwood Trunk Sewer & Headworks Series 2004A (NPFGC) 06/01/29	5.000%	3,795,000	3,797,922
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC) 05/01/29	5.500%	3,000,000	3,178,260
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM)(b) 09/01/31	0.000%	28,000,000	12,440,400
Sacramento Municipal Utility District Revenue Bonds Cosumnes Project Series 2006 (NPFGC) 07/01/29	5.125%	7,035,000	7,561,570
San Francisco City & County Airports Commission Revenue Bonds Series 2010A 05/01/29	4.900%	5,000,000	5,639,200
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity(b) 01/01/25	0.000%	22,405,000	16,864,916

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Jose Financing Authority Refunding Revenue Bonds Civic Center Project Series 2013A 06/01/29	5.000%	12,000,000	13,519,680
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation Election of 2005 Series 2006A (NPFGC)(b) 09/01/20	0.000%	9,310,000	8,150,439
Southern California Public Power Authority Revenue Bonds Project No. 1 Series 2007A 11/01/22	5.250%	2,500,000	2,852,900
Windy Point/Flats Project 1 Series 2010 07/01/28	5.000%	10,000,000	11,494,700
Windy Point/Windy Flats Project Series 2010-1 07/01/30	5.000%	15,875,000	18,097,659
State of California Unlimited General Obligation Bonds Series 2002 (AMBAC) 02/01/18	6.000%	5,000,000	5,935,350
Various Purpose Series 2009 04/01/22	5.250%	1,000,000	1,164,270
10/01/22	5.250%	25,000,000	29,505,000
Series 2010 03/01/25	5.000%	1,000,000	1,143,350
Series 2011 10/01/19	5.000%	12,000,000	14,205,360
09/01/31	5.000%	10,000,000	11,133,700
Unlimited General Obligation Refunding Bonds Series 2009A 07/01/20	5.000%	12,500,000	14,832,500
07/01/21	5.250%	1,000,000	1,194,110
State of Department of Water Resources Revenue Bonds Power Supply Series 2008H 05/01/21	5.000%	5,000,000	5,789,950
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC)(b) 08/01/20	0.000%	7,285,000	6,200,336
Total			350,644,083
Colorado 2.5%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007 12/01/17	4.800%	290,000	286,703

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Board of Governors of Colorado State University System Refunding Revenue Bonds Series 2013A 03/01/31	5.000%	4,560,000	5,456,678
Colorado Health Facilities Authority Refunding Revenue Bonds Covenant Retirement Communities Series 2012A 12/01/27	5.000%	4,000,000	4,126,840
Revenue Bonds Covenant Retirement Communities, Inc. Series 2005 12/01/18	5.000%	1,000,000	1,036,110
Evangelical Lutheran Series 2005 06/01/23	5.250%	500,000	521,165
Colorado Health Facilities Authority(a) Revenue Bonds Catholic Health Initiatives Series 2008D-3 10/01/38	5.500%	5,000,000	5,387,500
County of Adams Refunding Revenue Bonds Public Service Co. of Colorado Project Series 2005A (NPFGC) 09/01/17	4.375%	11,550,000	12,113,409
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 2000B (NPFGC)(b) 09/01/18	0.000%	1,500,000	1,335,090
North Range Metropolitan District No. 1 Limited General Obligation Refunding Bonds Series 2007 (ACA) 12/15/15	5.000%	365,000	371,245
12/15/17	5.000%	350,000	357,224
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007 12/15/14	5.500%	555,000	557,570
Northwest Parkway Public Highway Authority Prerefunded 06/15/16 Revenue Bonds Capital Appreciation Series 2001C (AMBAC) 06/15/21	5.700%	4,000,000	4,438,760
Regional Transportation District Certificate of Participation Series 2010A 06/01/25	5.000%	10,000,000	10,943,200

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Colorado Hospital Authority Revenue Bonds Series 2012-A 11/15/27	5.000%	3,750,000	4,142,137
Total			51,073,631
Connecticut 0.5%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011 09/01/28	4.375%	1,615,000	1,731,587
Connecticut State Health & Educational Facility Authority Revenue Bonds Trinity College Series 1998F (NPFGC) 07/01/21	5.500%	1,000,000	1,165,440
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/22	7.000%	6,591,000	7,575,102
Total			10,472,129
District of Columbia 1.6%
District of Columbia Water & Sewer Authority Revenue Bonds Series 2009A 10/01/24	5.000%	1,000,000	1,144,670
Metropolitan Washington Airports Authority Revenue Bonds Series 2009C 10/01/25	5.250%	8,920,000	10,219,020
Metropolitan Washington Airports Authority(b) Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM) 10/01/24	0.000%	20,980,000	13,696,163
10/01/25	0.000%	7,500,000	4,617,750
10/01/26	0.000%	5,000,000	2,914,850
Total			32,592,453
Florida 6.5%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B(c) 07/15/32	7.000%	1,835,000	1,046,042

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Citizens Property Insurance Corp. Revenue Bonds Senior Secured Series 2012A-1 06/01/20	5.000%	10,000,000	11,494,000
06/01/21	5.000%	16,965,000	19,517,384
City of Cocoa Water & Sewer Refunding Revenue Bonds Series 2003 (AMBAC) 10/01/19	5.500%	1,000,000	1,186,210
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Accident Investor Series 2008 01/01/19	5.875%	1,620,000	1,794,636
City of Tallahassee Refunding Revenue Bonds Series 2001 (NPFGC) 10/01/17	5.500%	1,900,000	2,187,375
10/01/18	5.500%	1,000,000	1,176,960
County of Broward Refunding Revenue Bonds Civic Arena Project Series 2006A (AMBAC) 09/01/18	5.000%	2,500,000	2,743,600
County of Miami-Dade Aviation Revenue Bonds Miami International Airport Series 2010A 10/01/25	5.500%	6,000,000	6,927,540
County of Miami-Dade Water & Sewer System Refunding Revenue Bonds System Series 2008B (AGM) 10/01/21	5.250%	20,000,000	23,976,400
County of Miami-Dade Prerefunded 04/01/15 Revenue Bonds Series 2004 (NPFGC) 04/01/24	5.000%	2,445,000	2,551,602
Revenue Bonds Transit System Sales Surtax Series 2006 (XLCA) 07/01/19	5.000%	5,040,000	5,499,346
Lake County School Board Certificate of Participation Series 2006C (AMBAC) 06/01/18	5.250%	1,500,000	1,719,975
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007 11/15/22	5.000%	7,650,000	7,862,517

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange County Health Facilities Authority Refunding Revenue Bonds Health Care-Orlando Lutheran Series 2005 07/01/20	5.375%	4,150,000	4,221,048
Revenue Bonds Series 1996A Escrowed to Maturity (NPFGC) 10/01/16	6.250%	4,705,000	5,111,747
Orange County School Board Certificate of Participation Series 2012B 08/01/26	5.000%	6,500,000	7,351,240
Orlando Utilities Commission Prerefunded 10/01/15 Revenue Bonds Series 2005B 10/01/24	5.000%	3,000,000	3,200,880
Palm Beach County Health Facilities Authority Revenue Bonds Sinai Residences of Boca Raton Series 2014(d) 06/01/21	6.000%	1,100,000	1,117,677
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007 01/01/27	5.500%	4,000,000	4,202,640
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A(e)(f) 10/01/22	5.750%	9,530,000	10,424,105
State Board of Administration Finance Corp. Revenue Bonds Series 2008A 07/01/14	5.000%	5,000,000	5,041,250
Sterling Hill Community Development District Special Assessment Bonds Series 2003B(c)(g) 11/01/10	5.500%	150,000	96,015
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC) 10/01/19	5.500%	1,500,000	1,812,855
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC) 10/01/15	5.750%	825,000	850,187
10/01/20	5.750%	1,000,000	1,110,060
Village Center Community Development District Revenue Bonds Subordinated Series 2003B 01/01/18	6.350%	1,000,000	1,003,510
Total			135,226,801

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 1.6%
City of Atlanta Department of Aviation Refunding Revenue Bonds Series 2014 01/01/32	5.000%	2,000,000	2,223,380
City of Atlanta Water & Wastewater Revenue Bonds Series 1999A (NPFGC) 11/01/18	5.500%	15,305,000	18,021,331
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/30	6.000%	5,000,000	5,246,150
Gwinnett County Water & Sewerage Authority Revenue Bonds Series 2008 08/01/19	5.000%	1,000,000	1,151,890
State of Georgia Unlimited General Obligation Bonds Series 2007G 12/01/17	5.000%	500,000	574,850
Series 2012A 07/01/31	4.000%	5,000,000	5,307,550
Total			32,525,151
Hawaii 0.8%
State of Hawaii Department of Budget & Finance Revenue Bonds Hawaii Pacific University Series 2013A 07/01/20	5.000%	870,000	891,272
07/01/23	5.750%	1,015,000	1,043,298
07/01/27	6.250%	1,400,000	1,445,178
State of Hawaii Unlimited General Obligation Bonds Series 2008DK 05/01/22	5.000%	10,750,000	12,279,940
Total			15,659,688
Idaho 0.2%
Idaho Health Facilities Authority Revenue Bonds Terraces Boise Project Series 2014A 10/01/24	7.000%	2,980,000	3,048,302
Terraces of Boise Project Series 2014B-1 10/01/22	6.500%	2,000,000	2,000,120
Total			5,048,422

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 6.4%
Chicago Board of Education Unlimited General Obligation Refunding Bonds Dedicated Revenues Series 2005B (AMBAC) 12/01/21	5.000%	5,825,000	6,039,243
Chicago O'Hare International Airport Refunding Revenue Bonds General Airport 3rd Lien Series 2005B (NPFGC) 01/01/17	5.250%	10,000,000	11,153,100
General Senior Lien Series 2013B 01/01/28	5.250%	11,180,000	12,454,632
Passenger Facility Charge Series 2012A 01/01/28	5.000%	2,590,000	2,820,122
01/01/29	5.000%	2,500,000	2,704,750
01/01/30	5.000%	3,000,000	3,233,280
Chicago Transit Authority Revenue Bonds Federal Transit Administration Section 5309 Series 2008A 06/01/16	5.000%	2,500,000	2,704,475
Series 2011 12/01/29	5.250%	4,000,000	4,395,600
City of Chicago Limited General Obligation Refunding Bonds Emergency Telephone System Series 1999 (NPFGC) 01/01/18	5.250%	7,540,000	8,493,810
Refunding Unlimited General Obligation Bonds Project Series 2014A 01/01/32	5.250%	3,845,000	3,989,380
Revenue Bonds Asphalt Operating Services — Recovery Zone Facility Series 2010 12/01/18	6.125%	3,270,000	3,483,400
County of Cook Unlimited General Obligation Refunding Bonds Series 2010A 11/15/22	5.250%	12,000,000	13,723,080
Illinois Finance Authority Refunding Revenue Bonds DePaul University Series 2004A 10/01/17	5.375%	1,000,000	1,144,690
10/01/18	5.375%	2,000,000	2,333,400
Illinois State Toll Highway Authority Revenue Bonds Senior Priority Series 2006A-1 (AGM) 01/01/18	5.000%	2,000,000	2,181,080

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kendall & Kane Counties Community Unit School District No. 115(b) Unlimited General Obligation Bonds Capital Appreciation Series 2002 Escrowed to Maturity (FGIC) 01/01/17	0.000%	600,000	586,878
Unrefunded Unlimited General Obligation Bonds Capital Appreciation Series 2002 (NPFGC) 01/01/17	0.000%	3,050,000	2,909,090
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/19	5.000%	5,000,000	5,762,400
06/01/21	5.250%	12,000,000	14,075,520
State of Illinois Revenue Bonds 2nd Series 2002 (NPFGC) 06/15/15	5.500%	1,000,000	1,058,980
Unlimited General Obligation Bonds Series 2013 07/01/26	5.500%	15,100,000	17,196,333
Series 2014 02/01/31	5.250%	4,965,000	5,390,749
State of Illinois(b) Revenue Bonds Capital Appreciation-Civic Center Series 1990B (AMBAC) 12/15/17	0.000%	5,540,000	5,093,254
Total			132,927,246
Indiana 1.7%
Indiana Finance Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B 02/15/24	5.000%	1,000,000	1,060,730
Indiana Power & Light Co. Series 2009B 01/01/16	4.900%	11,000,000	11,687,500
Revenue Bonds 1st Lien-CWA Authority Series 2011A 10/01/25	5.250%	1,750,000	2,028,093
2nd Lien-CWA Authority Series 2011B 10/01/23	5.250%	7,035,000	8,168,268
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005 11/15/25	5.250%	10,640,000	10,862,695

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Toll Road Commission Revenue Bonds Series 1980 Escrowed to Maturity 01/01/15	9.000%	565,000	595,346
Total			34,402,632
Iowa 0.2%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C 06/01/17	5.000%	730,000	725,649
Iowa Finance Authority Refunding Revenue Bonds Development-Care Initiatives Project Series 2006A 07/01/18	5.250%	2,695,000	2,813,365
Revenue Bonds Iowa State Revolving Fund Series 2008 08/01/20	5.250%	500,000	585,690
Total			4,124,704
Kansas 1.0%
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A 05/15/24	5.000%	6,000,000	6,030,720
Kansas Turnpike Authority Revenue Bonds Series 2002 (AGM) 09/01/16	5.250%	1,230,000	1,368,154
State of Kansas Department of Transportation Revenue Bonds Series 2004A 03/01/18	5.500%	11,775,000	13,787,112
Total			21,185,986
Kentucky 0.8%
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds Series 2009A 05/15/21	5.000%	7,445,000	8,575,225
05/15/22	5.000%	7,825,000	8,924,256
Total			17,499,481
Louisiana 1.0%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A 05/01/20	5.000%	4,290,000	4,988,326

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC) 06/01/16	5.000%	500,000	540,785
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/25	6.000%	4,250,000	4,781,760
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010(a) 12/01/40	4.000%	9,245,000	9,739,053
Total			20,049,924
Massachusetts 5.3%
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan Series 2002D (AMBAC/TCRS/BNY) 08/01/18	5.500%	6,500,000	7,703,735
Limited General Obligation Refunding Bonds Series 2003D 10/01/17	5.500%	5,000,000	5,794,700
Revenue Bonds Consolidated Loan Series 2005A (AGM) 06/01/16	5.500%	13,615,000	15,053,016
Unlimited General Obligation Bonds Consolidated Loan Series 1998C 08/01/17	5.250%	1,775,000	2,031,363
Unlimited General Obligation Refunding Bonds Series 2004C (AGM) 12/01/16	5.500%	10,000,000	11,301,500
Massachusetts Bay Transportation Authority Unrefunded Revenue Bonds General Transportation Series 1991 (NPFGC) 03/01/21	7.000%	2,395,000	3,005,653
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007 10/01/17	5.000%	570,000	607,728
Massachusetts Health & Educational Facilities Authority Revenue Bonds Boston College Series 2008M-1 06/01/24	5.500%	2,670,000	3,293,846
Caregroup Series 2008E-2 07/01/20	5.375%	9,720,000	10,979,809
07/01/22	5.375%	13,345,000	15,074,646

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harvard University Series 2009A 11/15/19	5.250%	1,000,000	1,183,660
Massachusetts Institute of Technology Series 2009O 07/01/26	5.000%	500,000	574,825
Massachusetts Port Authority Refunding Revenue Bonds Passenger Facility Charge Series 2007D (AGM) 07/01/17	5.000%	8,500,000	9,552,300
Revenue Bonds Series 2010A 07/01/25	5.000%	1,500,000	1,731,210
Massachusetts Water Pollution Abatement Trust (The) Refunding Revenue Bonds Pool Program Series 2004A 08/01/17	5.250%	2,920,000	3,348,510
Revenue Bonds MWRA Program Subordinated Series 1999A 08/01/19	6.000%	2,500,000	3,077,925
State Revolving Fund Series 2009-14 08/01/24	5.000%	12,530,000	14,453,104
Total			108,767,530
Michigan 1.6%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/26	5.250%	2,000,000	1,965,460
07/01/27	5.250%	1,500,000	1,473,600
Detroit City School District Unlimited General Obligation Bonds School Building & Site Improvement Series 2002A (FGIC) (Qualified School Bond Loan Fund) 05/01/19	6.000%	2,000,000	2,321,840
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D(d) 09/01/32	5.000%	4,000,000	4,272,080
Saginaw Hospital Finance Authority Refunding Revenue Bonds Covenant Medical Center Series 2004G 07/01/22	5.125%	10,000,000	10,059,400
State of Michigan Trunk Line Refunding Revenue Bonds Series 1998A 11/01/16	5.500%	2,000,000	2,241,280

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005 (AGM) 11/01/17	5.250%	5,050,000	5,813,206
Revenue Bonds Series 2011 11/15/27	5.000%	1,000,000	1,133,480
11/15/28	5.000%	1,000,000	1,118,830
11/15/29	5.000%	1,205,000	1,336,526
State of Michigan Unlimited General Obligation Refunding Bonds Series 2001 12/01/15	5.500%	1,250,000	1,354,050
Total			33,089,752
Minnesota 0.1%
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A 11/15/18	6.000%	1,000,000	1,119,180
City of St. Louis Park Revenue Bonds Park Nicollet Health Services Series 2008C 07/01/23	5.500%	750,000	817,102
State of Minnesota Unlimited General Obligation Bonds Series 2008C 08/01/19	5.000%	500,000	592,080
Total			2,528,362
Missouri 1.3%
City of St. Louis Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM) 07/01/21	5.000%	5,000,000	5,510,300
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds St. Louis University Series 1998 10/01/16	5.500%	1,000,000	1,119,820
Washington University Series 2008A 03/15/18	5.250%	1,000,000	1,162,770
Missouri Joint Municipal Electric Utility Commission Revenue Bonds IATAN 2 Project Series 2009A 01/01/17	4.500%	1,000,000	1,093,070

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds State Revolving Funds Program Series 2004B 01/01/18	5.250%	7,470,000	8,640,175
Poplar Bluff Regional Transportation Development District Revenue Bonds Series 2012 12/01/26	3.250%	1,170,000	1,124,323
St. Louis County Industrial Development Authority Revenue Bonds Friendship Village Sunset Hills Series 2013A 09/01/23	5.000%	690,000	733,091
St. Andrews Residence for Seniors Series 2007A 12/01/26	6.250%	7,000,000	7,135,310
Total			26,518,859
Nebraska 0.1%
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC) 04/01/21	5.000%	750,000	851,910
Nebraska Public Power District Revenue Bonds Series 2008B 01/01/20	5.000%	570,000	646,859
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A 07/01/23	5.000%	700,000	789,824
Total			2,288,593
Nevada 1.4%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012 09/01/27	5.000%	3,250,000	3,431,870
City of Sparks Revenue Bonds Senior Sales Tax Anticipation Series 2008A(e) 06/15/20	6.500%	5,005,000	5,344,189
County of Clark Department of Aviation Revenue Bonds System Subordinated Lien Series 2009C (AGM) 07/01/25	5.000%	8,190,000	9,231,359

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Clark Limited General Obligation Refunding Bonds Transportation Series 2009A 12/01/28	5.000%	10,740,000	11,669,869
Total			29,677,287
New Hampshire 0.8%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds Southern New Hampshire Medical Center Series 2007A 10/01/23	5.250%	7,000,000	7,472,850
University System Series 2009A 07/01/23	5.000%	8,370,000	9,286,515
Total			16,759,365
New Jersey 4.2%
County of Passaic Unlimited General Obligation Refunding Bonds Series 2003 (AGM) 09/01/16	5.200%	1,500,000	1,659,675
East Orange Board of Education Certificate of Participation Capital Appreciation Series 1998 (AGM)(b) 02/01/18	0.000%	1,000,000	916,550
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC) 10/01/26	5.500%	750,000	923,235
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC) 03/01/20	5.000%	1,205,000	1,418,092
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM) 10/01/24	5.375%	2,000,000	2,379,360
Manalapan-Englishtown Regional Board Of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC) 12/01/20	5.750%	1,325,000	1,647,929
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Senior Series 2005A 01/01/20	5.000%	815,000	608,903

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority Refunding Revenue Bonds New Jersey American Water Co. Series 2010A 06/01/23	4.450%	1,000,000	1,087,990
School Facilities-Construction Series 2005K (AMBAC) 12/15/20	5.250%	16,710,000	19,847,470
Series 2009AA 12/15/20	5.250%	1,000,000	1,153,350
Revenue Bonds Cigarette Tax Series 2004 06/15/16	5.500%	5,500,000	6,093,670
MSU Student Housing Project Series 2010 06/01/21	5.000%	1,000,000	1,098,530
New Jersey Economic Development Authority(b) Revenue Bonds Capital Appreciation-Motor Vehicle Surcharges Series 2004 (NPFGC) 07/01/21	0.000%	1,255,000	998,854
New Jersey Educational Facilities Authority Refunding Revenue Bonds Rowan University Series 2008B (AGM) 07/01/23	5.000%	750,000	842,422
New Jersey Higher Education Student Assistance Authority Refunding Revenue Bonds Series 2010-1A 12/01/25	5.000%	850,000	892,177
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2008AA 10/01/28	6.375%	210,000	218,799
New Jersey State Turnpike Authority Revenue Bonds Series 1989 Escrowed to Maturity 01/01/19	6.000%	1,000,000	1,195,540
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2001C (AGM) 12/15/18	5.500%	2,000,000	2,359,300
Series 2003A (AMBAC) 12/15/15	5.500%	4,360,000	4,726,894
Series 2006A 12/15/20	5.250%	1,000,000	1,183,700
12/15/21	5.500%	680,000	819,645
Series 2006A (AGM) 12/15/21	5.500%	4,700,000	5,676,049
12/15/22	5.250%	4,000,000	4,785,800
Series 2010D 12/15/23	5.250%	18,000,000	21,507,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM) 01/01/28	5.250%	500,000	622,820
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2008A 06/15/23	5.000%	1,000,000	1,086,970
Series 2009A 06/15/17	5.000%	1,000,000	1,119,160
Total			86,870,184
New Mexico 0.2%
County of Bernalillo Refunding Revenue Bonds Series 1998 04/01/27	5.250%	3,000,000	3,598,170
New York 12.6%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A 11/15/16	5.250%	1,750,000	1,939,700
11/15/17	5.250%	1,250,000	1,422,463
City of New York Prerefunded 02/01/16 Unlimited General Obligation Bonds Series 2005G 08/01/20	5.000%	25,000	27,061
Unlimited General Obligation Bonds Series 2007D-1 12/01/21	5.000%	5,900,000	6,727,003
Subordinated Series 2008B-1 09/01/22	5.250%	7,200,000	8,380,440
Unrefunded Unlimited General Obligation Bonds Series 2005G 08/01/20	5.000%	9,975,000	10,736,691
Metropolitan Transportation Authority Revenue Bonds Commuter Facilities Series 1993O Escrowed to Maturity 07/01/17	5.500%	3,000,000	3,411,000
Series 2004A (NPFGC) 11/15/16	5.250%	3,000,000	3,364,740
11/15/17	5.250%	4,000,000	4,616,920
Series 2007A (AGM) 11/15/20	5.000%	5,000,000	5,664,300
11/15/21	5.000%	3,000,000	3,388,590
Series 2009A 11/15/26	5.300%	710,000	809,450

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nassau County Local Economic Assistance Corp. Refunding Revenue Bonds Catholic Health Services Series 2011 07/01/19	5.000%	6,125,000	6,958,490
07/01/20	5.000%	9,390,000	10,660,936
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Series 2009A-1 05/01/27	5.000%	10,430,000	11,980,107
Subordinated Series 2007C-1 11/01/20	5.000%	10,300,000	11,672,063
New York State Dormitory Authority Refunding Revenue Bonds Consolidated Service Contract Series 2009A 07/01/24	5.000%	3,500,000	3,983,385
Revenue Bonds Court Facilities Lease Series 2005A (AMBAC) 05/15/18	5.250%	6,000,000	6,925,320
Mount Sinai School of Medicine Series 2009 07/01/26	5.500%	14,635,000	16,098,354
07/01/27	5.500%	10,675,000	11,702,575
North Shore-Long Island Jewish Obligation Group Series 2009A 05/01/30	5.250%	4,750,000	5,076,753
St. Johns University Series 2007C (NPFGC) 07/01/23	5.250%	3,245,000	3,847,921
State University Educational Facilities 3rd General Series 2005A (NPFGC) 05/15/17	5.500%	10,000,000	11,397,600
05/15/22	5.500%	6,730,000	8,251,518
Upstate Community-State Supported Series 2005B (NPFGC) 07/01/21	5.500%	6,345,000	7,700,990
New York State Thruway Authority Revenue Bonds 2nd General Series 2005B (AMBAC) 04/01/20	5.500%	10,840,000	13,126,481
2nd General Series 2007B 04/01/19	5.000%	5,000,000	5,674,300
General Revenue Series 2012I 01/01/24	5.000%	8,500,000	9,807,640
Series 2007H (NPFGC) 01/01/23	5.000%	1,500,000	1,685,580
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B 01/01/19	5.000%	4,000,000	4,574,160
01/01/20	5.000%	10,460,000	11,984,127

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds State Personal Income Tax-State Facilities Series 2004A-2 (NPFGC) 03/15/20	5.500%	29,450,000	35,749,649
Port Authority of New York & New Jersey Revenue Bonds Consolidated 154th Series 2009 09/01/26	4.750%	1,000,000	1,088,060
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006 11/01/28	5.000%	3,000,000	3,093,870
Triborough Bridge & Tunnel Authority Prerefunded 11/15/18 Revenue Bonds Subordinated Series 2008D 11/15/22	5.000%	6,165,000	7,261,075
Total			260,789,312
North Carolina 2.1%
Albemarle Hospital Authority Prerefunded 10/01/17 Revenue Bonds Series 2007 10/01/21	5.250%	3,000,000	3,442,800
10/01/27	5.250%	3,700,000	4,246,120
Cape Fear Public Utility Authority Revenue Bonds Series 2008 08/01/20	5.000%	800,000	919,464
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008 07/01/26	5.000%	1,250,000	1,431,588
County of Iredell Certificate of Participation Iredell County School Project Series 2008 (AGM) 06/01/17	5.250%	1,710,000	1,930,658
North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds Series 2008A (AGM) 01/01/19	5.250%	5,415,000	6,178,894
Revenue Bonds Series 2009B 01/01/26	5.000%	21,105,000	23,074,941
North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A 10/01/24	5.500%	1,575,000	1,606,374
Total			42,830,839

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 1.7%
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012 02/15/24	5.000%	2,000,000	2,268,400
Prairie State Energy Campus Project Series 2008A 02/15/20	5.250%	4,060,000	4,555,239
02/15/22	5.250%	9,810,000	10,976,899
City of Cleveland Limited General Obligation Refunding Bonds Series 2005 (AMBAC) 10/01/16	5.500%	7,710,000	8,594,260
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 12/01/19	5.250%	2,250,000	2,689,313
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC) 02/15/21	5.500%	2,000,000	2,429,520
State of Ohio Refunding Revenue Bonds Cleveland Clinic Health System Series 2011 01/01/25	5.000%	3,750,000	4,243,725
Total			35,757,356
Oklahoma 0.1%
Chickasaw Nation Revenue Bonds Health System Series 2007(e) 12/01/17	5.375%	1,960,000	2,091,046
Oregon 0.1%
Oregon State Lottery Revenue Bonds Series 2009A 04/01/24	5.250%	1,000,000	1,183,420
Pennsylvania 4.1%
City of Philadelphia Unlimited General Obligation Bonds Series 2011 08/01/19	5.250%	3,795,000	4,462,427
Commonwealth of Pennsylvania Unlimited General Obligation Refunding Bonds Series 2002 02/01/15	5.500%	3,000,000	3,120,630
Series 2004 (AGM) 07/01/18	5.375%	12,000,000	14,100,960

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2004 (NPFGC) 07/01/16	5.375%	10,000,000	11,075,800
County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC)(b) 12/01/18	0.000%	1,000,000	893,640
Delaware River Port Authority Refunding Revenue Bonds Port District Project Series 2012 01/01/27	5.000%	1,835,000	1,939,283
Delaware Valley Regional Finance Authority Revenue Bonds Series 1997B (AMBAC) 07/01/17	5.600%	2,000,000	2,241,600
Series 2002 07/01/17	5.750%	2,000,000	2,266,080
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC)(b) 09/01/21	0.000%	2,210,000	1,893,661
Lancaster County Solid Waste Management Authority Revenue Bonds Series 2013A 12/15/29	5.250%	3,000,000	3,365,790
Northampton County General Purpose Authority Revenue Bonds Saint Luke's Hospital Project Series 2008A 08/15/20	5.000%	3,480,000	3,797,411
08/15/21	5.125%	3,715,000	4,041,697
08/15/22	5.250%	1,965,000	2,131,023
Pennsylvania Turnpike Commission Revenue Bonds Subordinated Series 2011A 12/01/31	5.625%	8,150,000	9,039,246
Pennsylvania Turnpike Commission(a) Revenue Bonds Capital Appreciation Subordinated Series 2010B-2 12/01/24	0.000%	20,000,000	21,041,400
Total			85,410,648
Rhode Island 2.0%
City of Cranston Unlimited General Obligation Bonds Series 2008 (AGM) 07/01/26	4.750%	900,000	984,960
07/01/27	4.750%	945,000	1,019,986

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Providence Housing Authority Revenue Bonds Capital Fund Series 2008 09/01/24	5.000%	565,000	618,833
09/01/26	5.000%	310,000	336,018
09/01/27	5.000%	690,000	745,966
Rhode Island Convention Center Authority Refunding Revenue Bonds Series 2005A (AGM) 05/15/23	5.000%	4,000,000	4,172,480
Rhode Island Depositors Economic Protection Corp. Revenue Bonds Series 1993A Escrowed to Maturity (AGM) 08/01/21	5.750%	2,165,000	2,696,897
Rhode Island Economic Development Corp. Revenue Bonds East Greenwich Free Library Association Series 2004 06/15/14	4.500%	100,000	100,059
06/15/24	5.750%	415,000	415,000
Grant Anticipation-Department of Transportation Series 2009A (AGM) 06/15/21	5.250%	2,000,000	2,261,780
Providence Place Mall Series 2000 07/01/20	6.125%	1,375,000	1,361,608
Series 2008C (AGM) 07/01/17	5.000%	2,245,000	2,481,398
Rhode Island Health & Educational Building Corp. Refunding Revenue Bonds Hospital Financing-Lifespan Obligation Series 2006A (AGM) 05/15/26	5.000%	2,000,000	2,066,380
University of Rhode Island Series 2008A 09/15/28	6.500%	3,000,000	3,541,470
Revenue Bonds Bond Financing Program Series 2009 05/15/25	5.000%	1,515,000	1,698,451
Brown University Series 2007 09/01/18	5.000%	1,000,000	1,130,290
Higher Education-Johnson & Wales Series 1999 (NPFGC) 04/01/18	5.500%	1,420,000	1,619,993
Hospital Financing-Lifespan Obligation Series 2009A (AGM) 05/15/27	6.125%	400,000	451,416
05/15/30	6.250%	500,000	560,095
New England Institute of Technology Series 2010 03/01/24	5.000%	1,145,000	1,259,969

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Providence Public Schools Financing Program Series 2006A (AGM) 05/15/23	5.000%	2,000,000	2,080,320
Series 2007A (AGM) 05/15/22	5.000%	2,000,000	2,160,300
Series 2007C (AGM) 05/15/21	5.000%	1,500,000	1,608,465
Public Schools Financing Program Series 2007B (AMBAC) 05/15/19	4.250%	250,000	244,778
University of Rhode Island Series 2009A (AGM) 09/15/24	4.750%	1,000,000	1,091,240
Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A 12/01/20	4.600%	885,000	934,755
State of Rhode Island Certificate of Participation Lease-Training School Project Series 2005A (NPFGC) 10/01/19	5.000%	1,200,000	1,280,172
Unlimited General Obligation Refunding Bonds Consolidated Capital Development Loan Series 2006A (AGM) 08/01/20	4.500%	1,750,000	1,891,837
Total			40,814,916
South Carolina 0.7%
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B 10/01/31	5.000%	5,000,000	5,417,550
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005 12/01/18	5.500%	5,000,000	5,939,600
South Carolina Jobs-Economic Development Authority Revenue Bonds Lutheran Homes of South Carolina Series 2013 05/01/28	5.000%	3,500,000	3,510,045
York Preparatory Academy Project Series 2014A 11/01/33	7.000%	590,000	606,325
Total			15,473,520

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority Revenue Bonds Regional Health Series 2011 09/01/19	5.000%	1,250,000	1,450,750
09/01/20	5.000%	1,250,000	1,456,162
09/01/21	5.000%	1,000,000	1,141,000
Total			4,047,912
Texas 9.1%
Central Texas Regional Mobility Authority Revenue Bonds Senior Lien Series 2010 01/01/19	5.750%	750,000	858,187
01/01/20	5.750%	1,250,000	1,444,850
Series 2011 01/01/31	5.750%	15,230,000	16,636,034
City Public Service Board of San Antonio Refunding Revenue Bonds Series 2005 02/01/18	5.000%	10,000,000	10,352,500
City of Austin Refunding Revenue Bonds Subordinated Lien Series 1998 (NPFGC) 05/15/18	5.250%	1,100,000	1,264,021
City of Corpus Christi Utility System Prerefunded 07/15/15 Revenue Bonds Series 2005A (AMBAC) 07/15/19	5.000%	2,000,000	2,115,400
City of Houston Airport System Refunding Revenue Bonds Subordinate Lien Series 2012B 07/01/28	5.000%	7,000,000	7,766,360
City of Houston Utility System Prerefunded 05/15/14 Revenue Bonds 1st Lien Series 2004A (NPFGC) 05/15/24	5.250%	5,000,000	5,010,600
City of Houston Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC)(b) 09/01/17	0.000%	2,000,000	1,885,780
Conroe Independent School District Unlimited General Obligation Bonds School Building Series 2009A 02/15/25	5.250%	1,135,000	1,291,846

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dallas County Community College District Limited General Obligation Bonds Series 2009 02/15/20	5.000%	750,000	879,630
Dallas-Fort Worth International Airport Refunding Revenue Bonds Joint Series 2012B 11/01/28	5.000%	21,380,000	23,890,653
Dickinson Independent School District Unlimited General Obligation Bonds Series 2006 (Permanent School Fund Guarantee) 02/15/20	5.000%	2,405,000	2,597,448
Dripping Springs Independent School District Unlimited General Obligation Bonds School Building Series 2008 (Permanent School Fund Guarantee) 02/15/26	5.000%	1,000,000	1,104,300
Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee)(b) 02/15/22	0.000%	2,000,000	1,662,520
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008 05/01/18	4.700%	12,000,000	13,041,240
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A 05/15/31	6.500%	1,000,000	1,162,070
Lewisville Independent School District Unlimited General Obligation Bonds School Building Series 2009 08/15/21	5.000%	1,000,000	1,168,780
Lower Colorado River Authority Refunding Revenue Bonds LCRA Transmission Services Corp. Project Series 2011 05/15/27	5.000%	11,195,000	12,402,717
North Central Texas Health Facility Development Corp. Revenue Bonds Hospital-Presbyterian Healthcare Series 1996B Escrowed to Maturity (NPFGC) 06/01/16	5.500%	9,450,000	9,951,039
North Harris County Regional Water Authority Revenue Bonds Senior Lien Series 2008 12/15/20	5.250%	4,415,000	5,024,932

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Texas Tollway Authority Refunding Revenue Bonds System-1st Tier Series 2008A 01/01/22	6.000%	14,000,000	16,030,140
North Texas Tollway Authority(a) Refunding Revenue Bonds System-1st Tier Series 2008E-3 01/01/38	5.750%	9,350,000	10,081,731
SA Energy Acquisition Public Facility Corp. Revenue Bonds Gas Supply Series 2007 08/01/16	5.250%	4,450,000	4,831,231
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012 10/01/21	5.000%	2,300,000	2,648,473
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A 08/15/20	5.125%	1,825,000	2,002,956
08/15/24	5.750%	1,590,000	1,764,773
Southwest Higher Education Authority, Inc. Revenue Bonds Southern Methodist University Project Series 2009 10/01/26	5.000%	1,000,000	1,150,420
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee) 08/15/21	5.000%	750,000	868,927
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Obligation Group Series 2007 05/15/27	5.125%	4,500,000	4,531,995
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990 10/01/20	7.375%	3,000,000	3,930,900
Texas Public Finance Authority Revenue Bonds Stephen F. Austin State University Financing Series 2005 (NPFGC) 10/15/19	5.000%	2,000,000	2,124,520

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Trinity River Authority LLC Improvement Refunding Revenue Bonds Tarrant County Water Project Series 2005 (NPFGC) 02/01/18	5.000%	1,000,000	1,055,830
University of Houston Refunding Revenue Bonds Series 2009 02/15/21	5.000%	1,000,000	1,153,200
University of Texas System (The) Prerefunded 02/15/17 Revenue Bonds Financing System Series 2006D 08/15/18	5.000%	8,455,000	9,476,449
Refunding Revenue Bonds Financing System Series 2004A 08/15/17	5.250%	2,000,000	2,296,320
Unrefunded Revenue Bonds Financing System Series 2006D 08/15/18	5.000%	1,545,000	1,722,876
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009 09/01/22	5.000%	750,000	815,325
West Harris County Regional Water Authority Revenue Bonds Series 2009 12/15/25	5.000%	1,000,000	1,107,910
Total			189,104,883
Utah 0.8%
Intermountain Power Agency Refunding Revenue Bonds Subordinated Series 2007A (AMBAC) 07/01/17	5.000%	15,000,000	16,982,700
Virgin Islands 0.6%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Series 2013B(f) 10/01/24	5.000%	9,565,000	10,842,310
Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A(f) 07/01/21	4.000%	625,000	628,094
Total			11,470,404

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 1.3%
Augusta County Economic Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003 09/01/18	5.250%	1,500,000	1,699,200
Dulles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012 03/01/26	4.250%	1,000,000	943,800
Virginia College Building Authority Prerefunded 09/01/18 Revenue Bonds Public Higher Education Financing Series 2009 09/01/24	5.000%	5,000	5,837
Unrefunded Revenue Bonds Public Higher Education Financing Series 2009 09/01/24	5.000%	995,000	1,140,439
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012 03/01/30	5.000%	1,500,000	1,507,530
Virginia Public School Authority Refunding Revenue Bonds School Financing 1997 Resolution Series 2005B 08/01/16	5.250%	13,995,000	15,514,997
Virginia Resources Authority Revenue Bonds State Revolving Fund Series 2009 10/01/22	5.000%	500,000	588,115
Subordinated Series 2008 10/01/19	5.000%	1,000,000	1,156,280
Subordinated Revenue Bonds Clean Water State Revolving Fund Series 2007 10/01/17	5.000%	3,760,000	4,294,296
Total			26,850,494
Washington 1.2%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC)(b) 12/01/16	0.000%	1,000,000	982,250
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D 07/01/22	5.000%	1,000,000	1,116,510

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Washington Unlimited General Obligation Bonds Motor Vehicle Fuel Series 2010B 08/01/26	5.000%	18,270,000	21,412,075
Series 2008D 01/01/20	5.000%	1,000,000	1,141,420
Total			24,652,255
West Virginia 0.2%
West Virginia Hospital Finance Authority Revenue Bonds Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity 09/01/23	6.500%	3,980,000	4,927,797
Wisconsin 1.5%
State of Wisconsin Revenue Bonds Series 2009A 05/01/22	5.000%	1,000,000	1,160,550
05/01/23	5.125%	14,000,000	16,287,460
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds Wheaton Healthcare Series 2006B 08/15/23	5.125%	13,065,000	13,851,382
Total			31,299,392
Total Municipal Bonds (Cost: $1,864,509,792)			2,035,205,634

Municipal Short Term 0.1%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Michigan 0.1%
Michigan Finance Authority Revenue Notes State Aid Notes Series 2013C 08/20/14	1.210%	2,125,000	2,145,272
Total Municipal Short Term (Cost: $2,125,000)			2,145,272
Money Market Funds 0.9%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(h)	6,919,049	6,919,049
JPMorgan Tax-Free Money Market Fund, 0.010%(h)	12,042,676	12,042,676
Total Money Market Funds (Cost: $18,961,725)		18,961,725
Total Investments (Cost: $1,885,596,517)		2,056,312,631
Other Assets & Liabilities, Net		15,298,718
Net Assets		2,071,611,349

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Zero coupon bond.

(c)  Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2014 was $1,142,057, representing 0.06% of net assets. Information concerning such security holdings at April 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 07/15/32 7.000%	7/23/08	1,835,000
Sterling Hill Community Development District Special Assessment Bonds Series 2003B 11/01/10 5.500%	10/23/03	149,141

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $17,859,340 or 0.86% of net assets.

(f)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2014, the value of these securities amounted to $21,894,509 or 1.06% of net assets.

(g)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2014, the value of these securities amounted to $96,015, which represents less than 0.01% of net assets.

(h)  The rate shown is the seven-day current annualized yield at April 30, 2014.

Abbreviation Legend

ACA  ACA Financial Guaranty Corporation

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BHAC  Berkshire Hathaway Assurance Corporation

BNY  Bank of New York

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	2,035,205,634	—	2,035,205,634
Total Bonds	—	2,035,205,634	—	2,035,205,634
Short-Term Securities
Municipal Short Term	—	2,145,272	—	2,145,272
Total Short-Term Securities	—	2,145,272	—	2,145,272
Mutual Funds
Money Market Funds	18,961,725	—	—	18,961,725
Total Mutual Funds	18,961,725	—	—	18,961,725
Total	18,961,725	2,037,350,906	—	2,056,312,631

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $1,885,596,517)	$2,056,312,631
Receivable for:
Investments sold	56,306
Capital shares sold	1,777,607
Interest	27,516,898
Expense reimbursement due from Investment Manager	5,803
Prepaid expenses	5,887
Trustees' deferred compensation plan	199,850
Other assets	30,141
Total assets	2,085,905,123
Liabilities
Payable for:
Investments purchased	56,306
Investments purchased on a delayed delivery basis	5,364,600
Capital shares purchased	1,976,413
Dividend distributions to shareholders	5,996,322
Investment management fees	22,468
Distribution and/or service fees	2,334
Transfer agent fees	345,801
Administration fees	3,608
Compensation of board members	277,518
Chief compliance officer expenses	175
Other expenses	48,379
Trustees' deferred compensation plan	199,850
Total liabilities	14,293,774
Net assets applicable to outstanding capital stock	$2,071,611,349
Represented by
Paid-in capital	$1,922,353,162
Undistributed net investment income	1,846,048
Accumulated net realized loss	(23,303,975)
Unrealized appreciation (depreciation) on:
Investments	170,716,114
Total — representing net assets applicable to outstanding capital stock	$2,071,611,349

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)

Class A
Net assets	$204,208,075
Shares outstanding	19,090,152
Net asset value per share	$10.70
Maximum offering price per share(a)	$11.06
Class B
Net assets	$602,262
Shares outstanding	56,315
Net asset value per share	$10.69
Class C
Net assets	$48,795,541
Shares outstanding	4,561,082
Net asset value per share	$10.70
Class R4
Net assets	$10,109
Shares outstanding	946
Net asset value per share	$10.69
Class R5
Net assets	$1,450,083
Shares outstanding	135,776
Net asset value per share	$10.68
Class T
Net assets	$16,420,115
Shares outstanding	1,535,096
Net asset value per share	$10.70
Maximum offering price per share(a)	$11.23
Class Z
Net assets	$1,800,125,164
Shares outstanding	168,204,118
Net asset value per share	$10.70

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25% for Class A and 4.75% for Class T.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net investment income
Income:
Dividends	$602
Interest	42,925,561
Total income	42,926,163
Expenses:
Investment management fees	4,097,733
Distribution and/or service fees
Class A	198,884
Class B	2,998
Class C	208,966
Class T	12,282
Transfer agent fees
Class A	185,381
Class B	658
Class C	45,827
Class R4	164
Class R5	190
Class T	15,266
Class Z	1,681,389
Administration fees	658,161
Compensation of board members	57,168
Custodian fees	6,810
Printing and postage fees	20,917
Registration fees	60,049
Professional fees	44,235
Chief compliance officer expenses	574
Other	24,926
Total expenses	7,322,578
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,242,104)
Fees waived by Distributor — Class C	(74,080)
Total net expenses	6,006,394
Net investment income	36,919,769
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,362,032
Net realized gain	2,362,032
Net change in unrealized appreciation (depreciation) on:
Investments	28,085,330
Net change in unrealized appreciation (depreciation)	28,085,330
Net realized and unrealized gain	30,447,362
Net increase in net assets resulting from operations	$67,367,131

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013(a)(b)
Operations
Net investment income	$36,919,769	$84,491,605
Net realized gain (loss)	2,362,032	(4,452,191)
Net change in unrealized appreciation (depreciation)	28,085,330	(115,450,512)
Net increase (decrease) in net assets resulting from operations	67,367,131	(35,411,098)
Distributions to shareholders
Net investment income
Class A	(3,384,603)	(6,652,613)
Class B	(9,691)	(34,607)
Class C	(750,885)	(1,642,196)
Class R4	(3,107)	(1,016)
Class R5	(14,176)	(616)
Class T	(282,659)	(593,209)
Class Z	(32,471,824)	(75,543,282)
Total distributions to shareholders	(36,916,945)	(84,467,539)
Increase (decrease) in net assets from capital stock activity	(119,534,947)	(482,843,549)
Total decrease in net assets	(89,084,761)	(602,722,186)
Net assets at beginning of period	2,160,696,110	2,763,418,296
Net assets at end of period	$2,071,611,349	$2,160,696,110
Undistributed net investment income	$1,846,048	$1,843,224

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to October 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
27

Columbia Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	2,133,417	22,527,125	4,873,576	52,497,246
Distributions reinvested	247,495	2,618,108	466,757	5,024,560
Redemptions	(2,369,732)	(24,997,400)	(5,493,862)	(58,735,063)
Net increase (decrease)	11,180	147,833	(153,529)	(1,213,257)
Class B shares
Subscriptions	181	1,915	6,230	68,751
Distributions reinvested	608	6,425	1,913	20,665
Redemptions(c)	(27,607)	(290,891)	(91,998)	(993,231)
Net decrease	(26,818)	(282,551)	(83,855)	(903,815)
Class C shares
Subscriptions	324,283	3,422,238	1,413,617	15,439,047
Distributions reinvested	53,241	562,950	113,194	1,218,453
Redemptions	(722,458)	(7,614,917)	(1,490,734)	(15,988,496)
Net increase (decrease)	(344,934)	(3,629,729)	36,077	669,004
Class R4 shares
Subscriptions	717	7,600	28,956	302,500
Distributions reinvested	288	3,037	92	972
Redemptions	(29,107)	(307,571)	—	—
Net increase (decrease)	(28,102)	(296,934)	29,048	303,472
Class R5 shares
Subscriptions	135,949	1,430,746	5,885	62,491
Distributions reinvested	1,323	14,054	52	541
Redemptions	(7,382)	(78,204)	(51)	(534)
Net increase	129,890	1,366,596	5,886	62,498
Class T shares
Subscriptions	2,662	28,143	10,509	113,164
Distributions reinvested	19,120	202,227	38,670	416,574
Redemptions	(77,128)	(815,209)	(281,318)	(3,013,712)
Net decrease	(55,346)	(584,839)	(232,139)	(2,483,974)
Class Z shares
Subscriptions	12,030,430	126,989,408	29,873,064	325,676,539
Distributions reinvested	253,370	2,681,390	518,290	5,587,311
Redemptions	(23,338,802)	(245,926,121)	(75,431,524)	(810,541,327)
Net decrease	(11,055,002)	(116,255,323)	(45,040,170)	(479,277,477)
Total net decrease	(11,369,132)	(119,534,947)	(45,438,682)	(482,843,549)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to October 31, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
28

Columbia Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2014		Year Ended October 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.54		$11.03		$10.56		$10.58		$10.22		$9.62
Income from investment operations:
Net investment income	0.18		0.34		0.35		0.37		0.36		0.37
Net realized and unrealized gain (loss)	0.16		(0.49)		0.47		(0.02)		0.36		0.60
Total from investment operations	0.34		(0.15)		0.82		0.35		0.72		0.97
Less distributions to shareholders:
Net investment income	(0.18)		(0.34)		(0.35)		(0.37)		(0.36)		(0.37)
Total distributions to shareholders	(0.18)		(0.34)		(0.35)		(0.37)		(0.36)		(0.37)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		0.00	(a)	0.00	(a)
Net asset value, end of period	$10.70		$10.54		$11.03		$10.56		$10.58		$10.22
Total return	3.24%		(1.39%)		7.88%		3.43%		7.13%		10.19%
Ratios to average net assets(b)
Total gross expenses	0.87	%(c)	0.86%		0.86%		0.86%		0.75%		0.74%
Total net expenses(d)	0.75	%(c)	0.74	%(e)	0.74	%(e)	0.73	%(e)	0.75	%(e)	0.73	%(e)
Net investment income	3.40	%(c)	3.14%		3.22%		3.52%		3.43%		3.66%
Supplemental data
Net assets, end of period (in thousands)	$204,208		$201,053		$212,161		$187,355		$98,208		$85,642
Portfolio turnover	5%		15%		10%		9%		13%		23%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
29

Columbia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.54		$11.03		$10.56		$10.58		$10.22		$9.62
Income from investment operations:
Net investment income	0.14		0.27		0.28		0.30		0.29		0.30
Net realized and unrealized gain (loss)	0.15		(0.49)		0.47		(0.02)		0.36		0.60
Total from investment operations	0.29		(0.22)		0.75		0.28		0.65		0.90
Less distributions to shareholders:
Net investment income	(0.14)		(0.27)		(0.28)		(0.30)		(0.29)		(0.30)
Total distributions to shareholders	(0.14)		(0.27)		(0.28)		(0.30)		(0.29)		(0.30)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		0.00	(a)	0.00	(a)
Net asset value, end of period	$10.69		$10.54		$11.03		$10.56		$10.58		$10.22
Total return	2.81%		(2.02%)		7.17%		2.76%		6.44%		9.48%
Ratios to average net assets(b)
Total gross expenses	1.52	%(c)	1.51%		1.51%		1.52%		1.40%		1.39%
Total net expenses(d)	1.40	%(c)	1.39	%(e)	1.39	%(e)	1.40	%(e)	1.40	%(e)	1.38	%(e)
Net investment income	2.75	%(c)	2.47%		2.58%		2.85%		2.80%		3.03%
Supplemental data
Net assets, end of period (in thousands)	$602		$876		$1,842		$2,494		$3,285		$5,294
Portfolio turnover	5%		15%		10%		9%		13%		23%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
30

Columbia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.54		$11.03		$10.56		$10.58		$10.22		$9.62
Income from investment operations:
Net investment income	0.16		0.32		0.33		0.35		0.34		0.35
Net realized and unrealized gain (loss)	0.16		(0.49)		0.47		(0.02)		0.36		0.60
Total from investment operations	0.32		(0.17)		0.80		0.33		0.70		0.95
Less distributions to shareholders:
Net investment income	(0.16)		(0.32)		(0.33)		(0.35)		(0.34)		(0.35)
Total distributions to shareholders	(0.16)		(0.32)		(0.33)		(0.35)		(0.34)		(0.35)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		0.00	(a)	0.00	(a)
Net asset value, end of period	$10.70		$10.54		$11.03		$10.56		$10.58		$10.22
Total return	3.06%		(1.58%)		7.66%		3.22%		6.92%		9.97%
Ratios to average net assets(b)
Total gross expenses	1.52	%(c)	1.51%		1.51%		1.52%		1.40%		1.39%
Total net expenses(d)	1.10	%(c)	0.94	%(e)	0.94	%(e)	0.93	%(e)	0.95	%(e)	0.93	%(e)
Net investment income	3.05	%(c)	2.94%		3.01%		3.33%		3.23%		3.45%
Supplemental data
Net assets, end of period (in thousands)	$48,796		$51,706		$53,729		$35,541		$21,903		$17,304
Portfolio turnover	5%		15%		10%		9%		13%		23%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
31

Columbia Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.53		$10.93
Income from investment operations:
Net investment income	0.19		0.23
Net realized and unrealized gain (loss)	0.16		(0.41)
Total from investment operations	0.35		(0.18)
Less distributions to shareholders:
Net investment income	(0.19)		(0.22)
Total distributions to shareholders	(0.19)		(0.22)
Net asset value, end of period	$10.69		$10.53
Total return	3.31%		(1.61%)
Ratios to average net assets(b)
Total gross expenses	0.66	%(c)	0.65	%(c)
Total net expenses(d)	0.54	%(c)	0.54	%(c)(e)
Net investment income	3.57	%(c)	3.66	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$306
Portfolio turnover	5%		15%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
32

Columbia Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R5	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.52		$11.07
Income from investment operations:
Net investment income	0.19		0.37
Net realized and unrealized gain (loss)	0.16		(0.56)
Total from investment operations	0.35		(0.19)
Less distributions to shareholders:
Net investment income	(0.19)		(0.36)
Total distributions to shareholders	(0.19)		(0.36)
Net asset value, end of period	$10.68		$10.52
Total return	3.39%		(1.73%)
Ratios to average net assets(b)
Total gross expenses	0.53	%(c)	0.52	%(c)
Total net expenses(d)	0.46	%(c)	0.45	%(c)
Net investment income	3.73	%(c)	3.62	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,450		$62
Portfolio turnover	5%		15%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to October 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
33

Columbia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class T	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.54		$11.03		$10.56		$10.58		$10.22		$9.62
Income from investment operations:
Net investment income	0.18		0.35		0.36		0.37		0.36		0.37
Net realized and unrealized gain (loss)	0.16		(0.50)		0.47		(0.01)		0.36		0.60
Total from investment operations	0.34		(0.15)		0.83		0.36		0.72		0.97
Less distributions to shareholders:
Net investment income	(0.18)		(0.34)		(0.36)		(0.38)		(0.36)		(0.37)
Total distributions to shareholders	(0.18)		(0.34)		(0.36)		(0.38)		(0.36)		(0.37)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		0.00	(a)	0.00	(a)
Net asset value, end of period	$10.70		$10.54		$11.03		$10.56		$10.58		$10.22
Total return	3.27%		(1.34%)		7.93%		3.48%		7.19%		10.25%
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.81%		0.81%		0.81%		0.70%		0.69%
Total net expenses(d)	0.70	%(c)	0.69	%(e)	0.69	%(e)	0.68	%(e)	0.70	%(e)	0.68	%(e)
Net investment income	3.45	%(c)	3.19%		3.28%		3.56%		3.49%		3.72%
Supplemental data
Net assets, end of period (in thousands)	$16,420		$16,759		$20,105		$19,780		$10,243		$10,462
Portfolio turnover	5%		15%		10%		9%		13%		23%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
34

Columbia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.54		$11.04		$10.57		$10.58		$10.22		$9.62
Income from investment operations:
Net investment income	0.19		0.36		0.37		0.39		0.38		0.39
Net realized and unrealized gain (loss)	0.16		(0.50)		0.47		(0.01)		0.36		0.60
Total from investment operations	0.35		(0.14)		0.84		0.38		0.74		0.99
Less distributions to shareholders:
Net investment income	(0.19)		(0.36)		(0.37)		(0.39)		(0.38)		(0.39)
Total distributions to shareholders	(0.19)		(0.36)		(0.37)		(0.39)		(0.38)		(0.39)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		0.00	(a)	0.00	(a)
Net asset value, end of period	$10.70		$10.54		$11.04		$10.57		$10.58		$10.22
Total return	3.34%		(1.28%)		8.07%		3.69%		7.35%		10.41%
Ratios to average net assets(b)
Total gross expenses	0.67	%(c)	0.66%		0.66%		0.66%		0.55%		0.54%
Total net expenses(d)	0.55	%(c)	0.54	%(e)	0.54	%(e)	0.54	%(e)	0.55	%(e)	0.53	%(e)
Net investment income	3.60	%(c)	3.33%		3.42%		3.74%		3.64%		3.87%
Supplemental data
Net assets, end of period (in thousands)	$1,800,125		$1,889,934		$2,475,582		$2,226,049		$2,365,718		$2,384,815
Portfolio turnover	5%		15%		10%		9%		13%		23%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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35

Columbia Intermediate Municipal Bond Fund

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

Columbia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5, Class T and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity.

Semiannual Report 2014
36

Columbia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the

Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2014 was 0.40% of the Fund's average daily net assets.

Semiannual Report 2014
37

Columbia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2014 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than

0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended April 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.19
Class R5	0.05
Class T	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.65% of the average daily net assets attributable to Class B and Class C shares only.

Prior to March 1, 2014, the Distributor voluntarily waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.20% annually of the average daily net assets attributable to Class C shares. This arrangement was terminated on March 1, 2014.

Semiannual Report 2014
38

Columbia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The shareholder services fee for the six months ended April 30, 2014 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $60,807 for Class A, $381 for Class B, $667 for Class C and $43 for Class T shares for the six months ended April 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2014 through February 28, 2015	Prior to March 1, 2014
Class A	0.76%	0.74%
Class B	1.41	1.39
Class C	1.41	1.39
Class R4	0.56	0.54
Class R5	0.47	0.45
Class T	0.71	0.69
Class Z	0.56	0.54

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor prior to March 1, 2014, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes was approximately $1,885,597,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$173,142,000
Unrealized depreciation	(2,426,000)
Net unrealized appreciation	$170,716,000

The following capital loss carryforward, determined as of October 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	832,773
2018	62,558
Unlimited short-term	17,008,274
Unlimited long-term	7,615,523
Total	25,519,128

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and

Semiannual Report 2014
39

Columbia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $96,847,006 and $204,902,499, respectively, for the six months ended April 30, 2014.

Note 6. Shareholder Concentration

At April 30, 2014, one unaffiliated shareholder of record owned 80.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended April 30, 2014.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these

Semiannual Report 2014
40

Columbia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
41

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Semiannual Report 2014
44

Columbia Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
45

Columbia Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR167_10_D01_(06/14)

Semiannual Report

April 30, 2014

Columbia New York Intermediate Municipal Bond Fund
(renamed Columbia AMT-Free New York Intermediate Muni Bond Fund, effective July 7, 2014)

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances.

Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor's 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia New York Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	24
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia New York Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia New York Intermediate Municipal Bond Fund (the Fund) Class A shares returned 2.28% excluding sales charges for the six months ended April 30, 2014. The Fund's Class Z shares returned 2.50% for the same time period.

>  By comparison, the Fund's benchmarks, the Barclays New York 3-15 Year Blend Municipal Bond Index and the Barclays 3-15 Year Blend Municipal Bond Index, returned 2.68% and 3.14%, respectively, for the same six-month period.

>  Effective July 7, 2014, the Fund is renamed Columbia AMT-Free New York Intermediate Muni Bond Fund.

Average Annual Total Returns (%) (for period ended April 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/25/02
Excluding sales charges		2.28	-0.43	4.11	3.64
Including sales charges		-1.02	-3.66	3.42	3.14
Class B	11/25/02
Excluding sales charges		1.91	-1.18	3.34	2.87
Including sales charges		-1.09	-4.07	3.34	2.87
Class C	11/25/02
Excluding sales charges		2.07	-0.76	3.69	3.23
Including sales charges		1.07	-1.72	3.69	3.23
Class R4*	03/19/13	2.41	-0.11	4.37	3.90
Class T	12/31/91
Excluding sales charges		2.42	-0.25	4.22	3.75
Including sales charges		-2.46	-4.96	3.20	3.25
Class Z	12/31/91	2.50	-0.10	4.37	3.90
Barclays New York 3-15 Year Blend Municipal Bond Index		2.68	0.93	4.75	4.61
Barclays 3-15 Year Blend Municipal Bond Index		3.14	0.97	4.91	4.71

Returns for Class A are shown with and without the maximum initial sales charge of 3.25% (for the six-month, one-year and five-year periods) and 4.75% (for the 10-year period). (Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.) Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays New York 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks investment grade bonds from the state of New York and its municipalities.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia New York Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at April 30, 2014)
AAA rating	4.4
AA rating	41.8
A rating	37.7
BBB rating	13.1
Non-investment grade	1.2
Not rated	1.8
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Semiannual Report 2014
3

Columbia New York Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2013 – April 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,022.80	1,021.08	3.76	3.76	0.75
Class B	1,000.00	1,000.00	1,019.10	1,017.36	7.51	7.50	1.50
Class C	1,000.00	1,000.00	1,020.70	1,018.99	5.86	5.86	1.17
Class R4	1,000.00	1,000.00	1,024.10	1,022.32	2.51	2.51	0.50
Class T	1,000.00	1,000.00	1,024.20	1,021.57	3.26	3.26	0.65
Class Z	1,000.00	1,000.00	1,025.00	1,022.32	2.51	2.51	0.50

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 96.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 2.4%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon, Inc. Series 2009A 01/01/18	5.000%	3,500,000	3,958,465
Oneida-Herkimer Solid Waste Management Authority Revenue Bonds Series 2011 04/01/19	5.000%	830,000	941,112
04/01/20	5.000%	870,000	989,486
Total			5,889,063
Higher Education 11.1%
County of Saratoga(a) Refunding Revenue Bonds Skidmore College Series 2014B 07/01/21	5.000%	200,000	237,612
07/01/22	5.000%	220,000	261,576
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012 09/01/24	5.000%	600,000	689,328
09/01/25	5.000%	300,000	341,577
New York State Dormitory Authority Revenue Bonds Barnard College Series 2007A (NPFGC) 07/01/18	5.000%	1,745,000	1,945,378
Cornell University Series 2006A 07/01/21	5.000%	2,350,000	2,567,915
Series 2009A 07/01/25	5.000%	1,000,000	1,159,330
Culinary Institute of America Series 2012 07/01/28	5.000%	500,000	533,805
Mount Sinai School of Medicine Series 2009 07/01/27	5.500%	4,000,000	4,385,040
Series 2010A 07/01/21	5.000%	1,000,000	1,139,950
New York University Series 1998A (NPFGC) 07/01/17	6.000%	2,475,000	2,885,429
07/01/20	5.750%	2,000,000	2,450,160
Series 2001-1 (AMBAC) 07/01/15	5.500%	1,205,000	1,277,059
Rochester Institute of Technology Series 2010 07/01/21	5.000%	1,000,000	1,145,800

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John's University Series 2012A 07/01/27	5.000%	470,000	523,942
Teachers College Series 2009 03/01/24	5.000%	1,000,000	1,094,330
Oneida County Industrial Development Agency(b) Revenue Bonds Hamilton College Project Series 2007A (NPFGC) 07/01/18	0.000%	1,000,000	929,570
07/01/20	0.000%	1,000,000	830,210
St. Lawrence County Industrial Development Agency Revenue Bonds St. Lawrence University Series 2009A 10/01/16	5.000%	3,000,000	3,309,660
Total			27,707,671
Hospital 12.6%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A 11/15/22	5.750%	500,000	555,820
11/15/27	5.250%	1,000,000	1,063,670
Series 2008E 11/15/22	5.250%	500,000	543,140
County of Saratoga Revenue Bonds Saratoga Hospital Project Series 2013-A 12/01/24	5.000%	1,085,000	1,239,797
12/01/25	5.000%	1,115,000	1,269,818
12/01/27	5.000%	1,225,000	1,369,366
Monroe County Industrial Development Agency Refunding Revenue Bonds Highland Hospital of Rochester Series 2005 08/01/22	5.000%	700,000	728,560
Nassau County Local Economic Assistance Corp. Refunding Revenue Bonds Catholic Health Services Series 2011 07/01/19	5.000%	1,840,000	2,090,387
07/01/20	5.000%	2,815,000	3,196,010
New York State Dormitory Authority Revenue Bonds Long Island Jewish Obligated Group Series 2006A 11/01/19	5.000%	1,000,000	1,082,740
Memorial Sloan-Kettering Cancer Center Series 2012 07/01/27	5.000%	500,000	566,205

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount Sinai Hospital Series 2010A 07/01/26	5.000%	1,725,000	1,894,999
Series 2011A 07/01/31	5.000%	2,000,000	2,133,760
New York Methodist Hospital Series 2004 07/01/24	5.250%	1,000,000	1,003,480
New York University Hospital Center Series 2006A 07/01/20	5.000%	3,000,000	3,279,030
Series 2011A 07/01/23	5.125%	1,000,000	1,116,450
North Shore-Long Island Jewish Obligation Group Series 2009A 05/01/30	5.250%	4,000,000	4,275,160
Orange Regional Medical Center Series 2008 12/01/29	6.125%	1,350,000	1,381,523
United Health Services Hospitals Series 2009 (FHA) 08/01/18	4.500%	1,000,000	1,079,140
Onondaga Civic Development Corp. Revenue Bonds St. Joseph's Hospital Health Center Project Series 2014 07/01/25	5.000%	500,000	505,410
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B 12/01/22	5.000%	500,000	528,800
12/01/27	5.125%	500,000	520,990
Total			31,424,255
Investor Owned 1.1%
New York State Energy Research & Development Authority Revenue Bonds Rochester Gas & Electric Corp. Series 2004A (NPFGC)(c) 05/15/32	4.750%	2,650,000	2,846,073
Local Appropriation 1.1%
New York State Dormitory Authority Revenue Bonds Municipal Health Facilities Subordinated Series 2001-2 01/15/21	5.000%	2,500,000	2,811,975
Local General Obligation 11.8%
City of New York Unlimited General Obligation Bonds Series 2005G 08/01/16	5.250%	500,000	554,145

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007C 01/01/15	5.000%	2,500,000	2,581,450
Series 2007D-1 12/01/21	5.000%	2,000,000	2,280,340
Subordinated Series 2008I-1 02/01/23	5.000%	2,000,000	2,254,300
Unlimited General Obligation Refunding Bonds Series 2007D 02/01/24	5.000%	2,000,000	2,219,620
City of Syracuse Limited General Obligation Refunding & Public Improvement Bonds Series 2014(a) 08/15/23	5.000%	405,000	483,708
City of Utica Refunding Limited General Obligation Bonds Public Improvement Series 2013 04/01/19	4.000%	1,575,000	1,692,778
City of Yonkers Refunding Limited General Obligation Bonds Series 2012-A 07/01/18	4.000%	2,000,000	2,166,720
Unrefunded Unlimited General Obligation Bonds Series 2005B (NPFGC) 08/01/21	5.000%	1,825,000	1,872,669
08/01/22	5.000%	1,920,000	1,966,714
County of Albany Unlimited General Obligation Bonds Series 2006 (XLCA) 09/15/20	4.125%	1,000,000	1,076,150
County of Erie Limited General Obligation Bonds Public Improvement Series 2012A 04/01/25	5.000%	500,000	565,130
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC) 03/01/16	6.000%	1,210,000	1,313,068
County of Nassau Unlimited General Obligation Improvement Bonds Series 2010A 04/01/18	4.000%	1,340,000	1,465,183
County of Rockland Limited General Obligation Bonds Series 2014A (AGM) 03/01/24	5.000%	350,000	400,837
Ramapo Local Development Corp. Refunding Revenue Bonds Guaranteed Series 2013 03/15/28	5.000%	2,180,000	2,390,915

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sachem Central School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC) 10/15/24	4.250%	1,000,000	1,033,900
Three Village Central School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/01/18	5.000%	1,000,000	1,158,220
Town of Oyster Bay Limited General Obligation Refunding & Public Improvement Bonds Series 2014B 08/15/23	5.000%	1,850,000	2,162,613
Total			29,638,460
Multi-Family 1.6%
New York State Dormitory Authority Revenue Bonds Residential Institution for Children Series 2008-A1 06/01/33	5.000%	1,700,000	1,805,791
Tompkins County Development Corp. Revenue Bonds Tompkins Cortland Community College Series 2013 07/01/17	5.000%	1,005,000	1,086,817
07/01/18	5.000%	1,045,000	1,142,593
Total			4,035,201
Municipal Power 2.3%
Long Island Power Authority Revenue Bonds General Series 2011A 05/01/21	5.000%	1,000,000	1,142,930
Series 2009A 04/01/21	5.250%	1,000,000	1,117,670
04/01/22	5.500%	3,000,000	3,378,510
Total			5,639,110
Nursing Home 1.6%
Rensselaer Municipal Leasing Corp. Revenue Bonds Rensselaer County Nursing Home Series 2009A 06/01/19	5.000%	4,000,000	4,010,240
Other Bond Issue 1.5%
New York City Industrial Development Agency Revenue Bonds United Jewish Appeal Federal Project Series 2004A 07/01/27	5.000%	625,000	629,525

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Liberty Development Corp. Refunding Revenue Bonds 4 World Trade Center Project Series 2011 11/15/31	5.000%	2,350,000	2,542,982
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004 08/01/24	5.375%	465,000	476,081
Total			3,648,588
Pool/Bond Bank 6.8%
New York Municipal Bond Bank Agency Revenue Bonds Subordinated Series 2009C-1 02/15/18	5.000%	3,000,000	3,402,180
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2008A (AGM) 10/01/23	5.000%	3,000,000	3,429,870
Series 2009C (AGM) 10/01/22	5.000%	3,000,000	3,414,960
Series 2012B 10/01/26	5.000%	3,000,000	3,379,800
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-Municipal Water Series 2008B 06/15/21	5.000%	3,000,000	3,454,260
Total			17,081,070
Ports 2.1%
Port Authority of New York & New Jersey Revenue Bonds Consolidated 135th Series 2004 (XLCA) 09/15/28	5.000%	1,500,000	1,520,580
Consolidated 161st Series 2009 10/15/31	5.000%	3,390,000	3,844,531
Total			5,365,111
Prep School 0.4%
Build NYC Resource Corp. Revenue Bonds International Leadership Charter School Series 2013 07/01/23	5.000%	1,000,000	977,650

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Recreation 3.7%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012 08/01/32	5.000%	500,000	531,925
New York City Industrial Development Agency Revenue Bonds Pilot-Queens Baseball Stadium Series 2006 (AMBAC) 01/01/19	5.000%	850,000	885,267
Pilot-Yankee Stadium Series 2006 (NPFGC) 03/01/15	5.000%	1,150,000	1,188,881
YMCA of Greater New York Project Series 2006 08/01/26	5.000%	1,000,000	1,030,580
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A 04/01/26	5.000%	4,850,000	5,551,649
Total			9,188,302
Refunded/Escrowed 8.8%
City of New York Prerefunded 12/01/14 Unlimited General Obligation Bonds Series 2004-G 12/01/19	5.000%	1,145,000	1,177,335
City of Yonkers Prerefunded Unlimited General Obligation Bonds Series 2005B (NPFGC) 08/01/21	5.000%	600,000	636,222
08/01/22	5.000%	625,000	662,731
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC)(b) 09/01/20	0.000%	2,210,000	1,975,232
Metropolitan Transportation Authority Prerefunded 10/01/15 Revenue Bonds Series 1998A (FGIC) 04/01/23	5.000%	2,000,000	2,136,000
Nassau County Interim Finance Authority Prerefunded 11/15/14 Revenue Bonds Sales Tax Secured Series 2004H (AMBAC) 11/15/15	5.250%	1,500,000	1,541,430
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Memorial Sloan-Kettering Cancer Center Series 2003-1 Escrowed to Maturity (NPFGC)(b) 07/01/25	0.000%	3,750,000	2,790,112

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Thruway Authority Highway & Bridge Trust Fund Prerefunded 04/01/15 Revenue Bonds Series 2005A (NPFGC) 04/01/22	5.000%	500,000	522,270
Onondaga County Water Authority Prerefunded 09/15/15 Revenue Bonds General Series 2005A (AMBAC) 09/15/22	5.000%	895,000	954,043
09/15/23	5.000%	940,000	1,002,012
Puerto Rico Highways & Transportation Authority Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity(d) 07/01/22	5.250%	355,000	437,651
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B 01/01/30	5.500%	2,000,000	2,427,880
Prerefunded 05/15/18 Revenue Bonds General Purpose Series 2008A 11/15/21	5.000%	2,000,000	2,329,320
Revenue Bonds General Purpose Series 1992Y Escrowed to Maturity 01/01/17	5.500%	1,185,000	1,277,549
Series 2006A 11/15/19	5.000%	2,000,000	2,232,280
Total			22,102,067
Retirement Communities 1.6%
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012 07/01/26	5.000%	740,000	790,239
07/01/27	5.000%	700,000	740,572
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006 11/01/28	5.000%	2,500,000	2,578,225
Total			4,109,036
Special Non Property Tax 8.6%
Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC) 11/15/18	5.250%	800,000	939,120

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority Building Aid Revenue Bonds Series 2007S-2 (NPFGC) 01/15/21	5.000%	4,300,000	4,737,783
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Series 2009A-1 05/01/27	5.000%	5,000,000	5,743,100
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC) 03/15/26	5.500%	1,000,000	1,259,580
New York State Housing Finance Agency Revenue Bonds Series 2008A 09/15/19	5.000%	1,400,000	1,586,914
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds Series 2008A 04/01/21	5.000%	1,000,000	1,138,670
New York State Thruway Authority Revenue Bonds Transportation Series 2007A 03/15/22	5.000%	1,000,000	1,129,070
Virgin Islands Public Finance Authority(d) Refunding Revenue Bonds Series 2013B 10/01/24	5.000%	1,740,000	1,972,359
Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A 10/01/25	5.000%	2,755,000	2,961,570
Total			21,468,166
State Appropriated 8.3%
Erie County Industrial Development Agency (The) Revenue Bonds School District of Buffalo Project Series 2008A (AGM) 05/01/18	5.000%	1,000,000	1,147,670
Series 2011A 05/01/30	5.250%	1,440,000	1,612,382
New York State Dormitory Authority Refunding Revenue Bonds Consolidated Service Contract Series 2009A 07/01/24	5.000%	3,000,000	3,414,330

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Schools Program Series 2000 07/01/20	6.250%	1,385,000	1,391,870
Series 2009 02/15/18	5.500%	1,000,000	1,162,140
State University Educational Facilities 3rd General Series 2005A (NPFGC) 05/15/21	5.500%	1,000,000	1,218,930
Series 1993A 05/15/15	5.250%	710,000	723,433
05/15/19	5.500%	2,500,000	2,921,900
Series 2000C (AGM) 05/15/17	5.750%	1,250,000	1,434,575
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B 01/01/26	5.000%	3,125,000	3,511,438
Series 2008C 01/01/22	5.000%	2,000,000	2,255,880
Total			20,794,548
Transportation 6.2%
Metropolitan Transportation Authority Revenue Bonds Series 2005B (AMBAC) 11/15/24	5.250%	750,000	903,892
Series 2006 (CIFG/TCRS) 11/15/22	5.000%	2,280,000	2,520,244
Series 2006B 11/15/16	5.000%	1,500,000	1,668,555
Series 2007B 11/15/22	5.000%	1,500,000	1,684,305
Series 2008C 11/15/23	6.250%	3,570,000	4,241,981
Series 2010D 11/15/28	5.250%	3,000,000	3,336,030
Series 2014B 11/15/22	5.000%	1,000,000	1,178,480
Total			15,533,487
Turnpike/Bridge/Toll Road 2.2%
Niagara Falls Bridge Commission Revenue Bonds Bridge System Series 1993A (AGM) 10/01/19	4.000%	2,000,000	2,149,580
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Purpose Series 2011A 01/01/25	5.000%	3,000,000	3,486,270
Total			5,635,850
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 1.0%
Rensselaer County Water Service & Sewer Authority Revenue Bonds Sewer Service Series 2008 09/01/28	5.100%	1,155,000	1,276,552
Water Service Series 2008 09/01/28	5.100%	1,060,000	1,129,833
Total			2,406,385
Total Municipal Bonds (Cost: $224,857,874)			242,312,308

Money Market Funds 2.0%

	Shares	Value ($)
Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000%(e)	1,433,838	1,433,838
JPMorgan Tax-Free Money Market Fund, 0.010%(e)	3,619,385	3,619,385
Total Money Market Funds (Cost: $5,053,223)		5,053,223
Total Investments (Cost: $229,911,097)		247,365,531
Other Assets & Liabilities, Net		2,889,138
Net Assets		250,254,669

Notes to Portfolio of Investments

(a)  Represents a security purchased on a when-issued or delayed delivery basis.

(b)  Zero coupon bond.

(c)  Variable rate security.

(d)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2014, the value of these securities amounted to $5,371,580 or 2.15% of net assets.

(e)  The rate shown is the seven-day current annualized yield at April 30, 2014.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

CIFG  IXIS Financial Guaranty

FGIC  Financial Guaranty Insurance Company

FHA  Federal Housing Authority

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	242,312,308	—	242,312,308
Total Bonds	—	242,312,308	—	242,312,308
Mutual Funds
Money Market Funds	5,053,223	—	—	5,053,223
Total Mutual Funds	5,053,223	—	—	5,053,223
Total	5,053,223	242,312,308	—	247,365,531

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia New York Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $229,911,097)	$247,365,531
Receivable for:
Investments sold	1,323,863
Capital shares sold	327,439
Interest	3,172,233
Expense reimbursement due from Investment Manager	1,461
Prepaid expenses	711
Trustees' deferred compensation plan	34,127
Other assets	13,749
Total assets	252,239,114
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	981,712
Capital shares purchased	211,548
Dividend distributions to shareholders	690,269
Investment management fees	2,740
Distribution and/or service fees	503
Transfer agent fees	44,513
Administration fees	479
Chief compliance officer expenses	22
Other expenses	18,532
Trustees' deferred compensation plan	34,127
Total liabilities	1,984,445
Net assets applicable to outstanding capital stock	$250,254,669
Represented by
Paid-in capital	$234,681,374
Undistributed net investment income	217,116
Accumulated net realized loss	(2,098,255)
Unrealized appreciation (depreciation) on:
Investments	17,454,434
Total — representing net assets applicable to outstanding capital stock	$250,254,669

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)

Class A
Net assets	$17,157,890
Shares outstanding	1,420,000
Net asset value per share	$12.08
Maximum offering price per share(a)	$12.49
Class B
Net assets	$121,165
Shares outstanding	10,028
Net asset value per share	$12.08
Class C
Net assets	$18,310,126
Shares outstanding	1,515,543
Net asset value per share	$12.08
Class R4
Net assets	$125,240
Shares outstanding	10,374
Net asset value per share	$12.07
Class T
Net assets	$7,817,286
Shares outstanding	647,120
Net asset value per share	$12.08
Maximum offering price per share(a)	$12.68
Class Z
Net assets	$206,722,962
Shares outstanding	17,112,633
Net asset value per share	$12.08

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25% for Class A and 4.75% for Class T.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia New York Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net investment income
Income:
Dividends	$179
Interest	4,950,729
Total income	4,950,908
Expenses:
Investment management fees	497,088
Distribution and/or service fees
Class A	21,456
Class B	592
Class C	91,458
Class T	5,926
Transfer agent fees
Class A	15,972
Class B	111
Class C	17,014
Class R4	65
Class T	7,351
Class Z	190,683
Administration fees	86,945
Compensation of board members	13,916
Custodian fees	1,388
Printing and postage fees	10,906
Registration fees	21,169
Professional fees	15,855
Chief compliance officer expenses	69
Other	4,339
Total expenses	1,002,303
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(261,510)
Fees waived by Distributor — Class C	(30,476)
Total net expenses	710,317
Net investment income	4,240,591
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(270,645)
Net realized loss	(270,645)
Net change in unrealized appreciation (depreciation) on:
Investments	1,942,510
Net change in unrealized appreciation (depreciation)	1,942,510
Net realized and unrealized gain	1,671,865
Net increase in net assets resulting from operations	$5,912,456

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia New York Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013(a)
Operations
Net investment income	$4,240,591	$9,732,270
Net realized loss	(270,645)	(880,694)
Net change in unrealized appreciation (depreciation)	1,942,510	(13,472,817)
Net increase (decrease) in net assets resulting from operations	5,912,456	(4,621,241)
Distributions to shareholders
Net investment income
Class A	(276,609)	(667,992)
Class B	(1,464)	(3,285)
Class C	(256,438)	(554,310)
Class R4	(1,219)	(516)
Class T	(131,177)	(273,862)
Class Z	(3,556,654)	(8,216,843)
Total distributions to shareholders	(4,223,561)	(9,716,808)
Increase (decrease) in net assets from capital stock activity	(11,521,555)	(63,809,691)
Total decrease in net assets	(9,832,660)	(78,147,740)
Net assets at beginning of period	260,087,329	338,235,069
Net assets at end of period	$250,254,669	$260,087,329
Undistributed net investment income	$217,116	$200,086

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to October 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	262,148	3,139,393	692,122	8,554,836
Distributions reinvested	20,009	240,025	50,672	621,116
Redemptions	(369,520)	(4,417,362)	(969,546)	(11,777,896)
Net decrease	(87,363)	(1,037,944)	(226,752)	(2,601,944)
Class B shares
Subscriptions	33	392	64	779
Distributions reinvested	89	1,072	197	2,426
Redemptions(b)	(21)	(250)	(9,526)	(119,165)
Net increase (decrease)	101	1,214	(9,265)	(115,960)
Class C shares
Subscriptions	174,730	2,095,071	357,122	4,399,629
Distributions reinvested	10,240	122,811	23,476	287,866
Redemptions	(211,477)	(2,536,311)	(671,942)	(8,177,831)
Net decrease	(26,507)	(318,429)	(291,344)	(3,490,336)
Class R4 shares
Subscriptions	13,968	167,293	4,311	51,883
Distributions reinvested	96	1,151	38	458
Redemptions	(7,385)	(87,857)	(654)	(7,787)
Net increase	6,679	80,587	3,695	44,554
Class T shares
Subscriptions	1,198	14,365	4,793	59,442
Distributions reinvested	6,664	79,916	14,120	172,955
Redemptions	(54,280)	(649,375)	(87,992)	(1,080,988)
Net decrease	(46,418)	(555,094)	(69,079)	(848,591)
Class Z shares
Subscriptions	1,124,604	13,491,750	2,524,419	31,200,266
Distributions reinvested	40,899	490,535	99,309	1,218,622
Redemptions	(1,979,952)	(23,674,174)	(7,301,211)	(89,216,302)
Net decrease	(814,449)	(9,691,889)	(4,677,483)	(56,797,414)
Total net decrease	(967,957)	(11,521,555)	(5,270,228)	(63,809,691)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia New York Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2014		Year Ended October 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.00		$12.55		$12.10		$12.14		$11.76		$11.03
Income from investment operations:
Net investment income	0.19		0.37		0.37		0.39		0.38		0.39
Net realized and unrealized gain (loss)	0.08		(0.55)		0.45		(0.04)		0.38		0.73
Total from investment operations	0.27		(0.18)		0.82		0.35		0.76		1.12
Less distributions to shareholders:
Net investment income	(0.19)		(0.37)		(0.37)		(0.39)		(0.38)		(0.39)
Total distributions to shareholders	(0.19)		(0.37)		(0.37)		(0.39)		(0.38)		(0.39)
Net asset value, end of period	$12.08		$12.00		$12.55		$12.10		$12.14		$11.76
Total return	2.28%		(1.49%)		6.84%		2.99%		6.59%		10.30%
Ratios to average net assets(a)
Total gross expenses	0.96	%(b)	0.95%		0.99%		0.98%		0.93%		0.91%
Total net expenses(c)	0.75	%(b)	0.75	%(d)	0.75	%(d)	0.76	%(d)	0.80	%(d)	0.78	%(d)
Net investment income	3.24	%(b)	2.98%		2.97%		3.30%		3.20%		3.39%
Supplemental data
Net assets, end of period (in thousands)	$17,158		$18,084		$21,764		$15,431		$12,110		$8,452
Portfolio turnover	3%		13%		7%		8%		10%		20%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.00		$12.55		$12.10		$12.14		$11.76		$11.03
Income from investment operations:
Net investment income	0.15		0.27		0.28		0.30		0.30		0.31
Net realized and unrealized gain (loss)	0.08		(0.55)		0.44		(0.04)		0.37		0.73
Total from investment operations	0.23		(0.28)		0.72		0.26		0.67		1.04
Less distributions to shareholders:
Net investment income	(0.15)		(0.27)		(0.27)		(0.30)		(0.29)		(0.31)
Total distributions to shareholders	(0.15)		(0.27)		(0.27)		(0.30)		(0.29)		(0.31)
Net asset value, end of period	$12.08		$12.00		$12.55		$12.10		$12.14		$11.76
Total return	1.91%		(2.23%)		6.02%		2.23%		5.80%		9.49%
Ratios to average net assets(a)
Total gross expenses	1.71	%(b)	1.70%		1.74%		1.75%		1.68%		1.66%
Total net expenses(c)	1.50	%(b)	1.50	%(d)	1.50	%(d)	1.52	%(d)	1.55	%(d)	1.53	%(d)
Net investment income	2.49	%(b)	2.21%		2.25%		2.55%		2.47%		2.67%
Supplemental data
Net assets, end of period (in thousands)	$121		$119		$241		$459		$1,016		$1,453
Portfolio turnover	3%		13%		7%		8%		10%		20%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia New York Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.00		$12.55		$12.10		$12.14		$11.76		$11.03
Income from investment operations:
Net investment income	0.17		0.32		0.32		0.34		0.33		0.34
Net realized and unrealized gain (loss)	0.08		(0.55)		0.45		(0.04)		0.39		0.74
Total from investment operations	0.25		(0.23)		0.77		0.30		0.72		1.08
Less distributions to shareholders:
Net investment income	(0.17)		(0.32)		(0.32)		(0.34)		(0.34)		(0.35)
Total distributions to shareholders	(0.17)		(0.32)		(0.32)		(0.34)		(0.34)		(0.35)
Net asset value, end of period	$12.08		$12.00		$12.55		$12.10		$12.14		$11.76
Total return	2.07%		(1.88%)		6.41%		2.57%		6.16%		9.87%
Ratios to average net assets(a)
Total gross expenses	1.71	%(b)	1.70%		1.74%		1.73%		1.67%		1.66%
Total net expenses(c)	1.17	%(b)	1.15	%(d)	1.15	%(d)	1.16	%(d)	1.20	%(d)	1.18	%(d)
Net investment income	2.82	%(b)	2.58%		2.57%		2.89%		2.77%		2.96%
Supplemental data
Net assets, end of period (in thousands)	$18,310		$18,498		$23,008		$14,355		$12,224		$5,861
Portfolio turnover	3%		13%		7%		8%		10%		20%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia New York Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
Per share data
Net asset value, beginning of period	$11.99		$12.42
Income from investment operations:
Net investment income	0.21		0.25
Net realized and unrealized gain (loss)	0.08		(0.43)
Total from investment operations	0.29		(0.18)
Less distributions to shareholders:
Net investment income	(0.21)		(0.25)
Total distributions to shareholders	(0.21)		(0.25)
Net asset value, end of period	$12.07		$11.99
Total return	2.41%		(1.48%)
Ratios to average net assets(b)
Total gross expenses	0.72	%(c)	0.67	%(c)
Total net expenses(d)	0.50	%(c)	0.50	%(c)(e)
Net investment income	3.52	%(c)	3.43	%(c)
Supplemental data
Net assets, end of period (in thousands)	$125		$44
Portfolio turnover	3%		13%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia New York Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class T	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.99		$12.55		$12.10		$12.14		$11.76		$11.03
Income from investment operations:
Net investment income	0.20		0.38		0.38		0.40		0.40		0.41
Net realized and unrealized gain (loss)	0.09		(0.56)		0.45		(0.04)		0.38		0.72
Total from investment operations	0.29		(0.18)		0.83		0.36		0.78		1.13
Less distributions to shareholders:
Net investment income	(0.20)		(0.38)		(0.38)		(0.40)		(0.40)		(0.40)
Total distributions to shareholders	(0.20)		(0.38)		(0.38)		(0.40)		(0.40)		(0.40)
Net asset value, end of period	$12.08		$11.99		$12.55		$12.10		$12.14		$11.76
Total return	2.42%		(1.47%)		6.95%		3.09%		6.69%		10.42%
Ratios to average net assets(a)
Total gross expenses	0.86	%(b)	0.85%		0.90%		0.89%		0.83%		0.81%
Total net expenses(c)	0.65	%(b)	0.65	%(d)	0.65	%(d)	0.67	%(d)	0.70	%(d)	0.68	%(d)
Net investment income	3.33	%(b)	3.08%		3.08%		3.40%		3.31%		3.52%
Supplemental data
Net assets, end of period (in thousands)	$7,817		$8,319		$9,570		$9,420		$10,969		$11,667
Portfolio turnover	3%		13%		7%		8%		10%		20%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia New York Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.99		$12.55		$12.10		$12.14		$11.76		$11.03
Income from investment operations:
Net investment income	0.21		0.40		0.40		0.42		0.41		0.42
Net realized and unrealized gain (loss)	0.09		(0.56)		0.45		(0.04)		0.38		0.73
Total from investment operations	0.30		(0.16)		0.85		0.38		0.79		1.15
Less distributions to shareholders:
Net investment income	(0.21)		(0.40)		(0.40)		(0.42)		(0.41)		(0.42)
Total distributions to shareholders	(0.21)		(0.40)		(0.40)		(0.42)		(0.41)		(0.42)
Net asset value, end of period	$12.08		$11.99		$12.55		$12.10		$12.14		$11.76
Total return	2.50%		(1.32%)		7.11%		3.24%		6.85%		10.58%
Ratios to average net assets(a)
Total gross expenses	0.71	%(b)	0.70%		0.74%		0.73%		0.68%		0.66%
Total net expenses(c)	0.50	%(b)	0.50	%(d)	0.50	%(d)	0.52	%(d)	0.55	%(d)	0.53	%(d)
Net investment income	3.48	%(b)	3.22%		3.23%		3.55%		3.46%		3.66%
Supplemental data
Net assets, end of period (in thousands)	$206,723		$215,024		$283,653		$258,766		$292,941		$293,160
Portfolio turnover	3%		13%		7%		8%		10%		20%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia New York Intermediate Municipal Bond Fund

Notes of Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

Columbia New York Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class T and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2014
24

Columbia New York Intermediate Municipal Bond Fund

Notes of Financial Statements (continued)

April 30, 2014 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2014 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2014 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The

Semiannual Report 2014
25

Columbia New York Intermediate Municipal Bond Fund

Notes of Financial Statements (continued)

April 30, 2014 (Unaudited)

Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended April 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.19
Class T	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

Effective March 1, 2014, the Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time. Prior to March 1, 2014, the Distributor voluntarily waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.40% annually of the average daily net assets attributable to Class C shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The shareholder services fee for the six months ended April 30, 2014 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $10,256 for Class A and $14 for Class T shares for the six months ended April 30, 2014.

Semiannual Report 2014
26

Columbia New York Intermediate Municipal Bond Fund

Notes of Financial Statements (continued)

April 30, 2014 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through February 28, 2015
Class A	0.75%
Class B	1.50
Class C	1.50
Class R4	0.50
Class T	0.65
Class Z	0.50

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes was approximately $229,911,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$17,781,000
Unrealized depreciation	(326,000)
Net unrealized appreciation	$17,455,000

The following capital loss carryforward, determined as of October 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	946,916
Unlimited short-term	880,694
Total	1,827,610

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $7,401,154 and $20,108,186, respectively, for the six months ended April 30, 2014.

Note 6. Shareholder Concentration

At April 30, 2014, one unaffiliated shareholder of record owned 71.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency

Semiannual Report 2014
27

Columbia New York Intermediate Municipal Bond Fund

Notes of Financial Statements (continued)

April 30, 2014 (Unaudited)

purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended April 30, 2014.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
28

Columbia New York Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
29

Columbia New York intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR204_10_D01_(06/14)

Semiannual Report

April 30, 2014

Columbia International Bond Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances.

Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor's 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia International Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	23
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia International Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia International Bond Fund (the Fund) Class A shares returned 1.26% excluding sales charges for the six-month period that ended April 30, 2014.

>  The Fund underperformed its Blended Benchmark, which returned 2.32% for the six months.

>  The Fund also underperformed the Citigroup Non-U.S. Dollar World Government Bond (All Maturities) Index — Unhedged, which returned 2.09% for the same period.

Average Annual Total Returns (%) (for period ended April 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	12/01/08
Excluding sales charges		1.26	-2.91	4.54	4.18
Including sales charges		-3.52	-7.53	3.52	3.24
Class C	12/01/08
Excluding sales charges		1.00	-3.52	3.76	3.40
Including sales charges		0.00	-4.48	3.76	3.40
Class I*	09/27/10	1.53	-2.53	4.78	4.40
Class W*	06/18/12	1.08	-3.08	4.14	3.77
Class Z	12/01/08	1.44	-2.65	4.80	4.44
Blended Benchmark		2.32	1.16	5.84	6.53
Citigroup Non-U.S. Dollar World Government Bond (All Maturities) Index — Unhedged		2.09	2.60	4.29	4.39

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Benchmark, a weighted custom composite, established by the Investment Manager, consists of a 60% weighting in the Citigroup World Government Bond (excluding the U.S. and Japan) Index (the Citigroup WGBI — ex U.S./Japan), a 20% weighting in the Citigroup Japan Government Bond Index (the Citigroup Japan GBI) and a 20% weighting in the JPMorgan Government Bond Index — Emerging Markets Global Diversified Composite (the JPM GBI EM — Global Diversified). The Citigroup WGBI — ex U.S./Japan has the same calculation and inclusion criteria as the Fund's primary benchmark, the Citigroup Non.U.S. WGBI — Unhedged, while excluding issues from the United States and also Japan. The Citigroup Japan GBI is a market-weighted index based on Yen-denominated debt instruments issued by the government of Japan. The JPM GBI — EM Global Diversified tracks total returns for emerging markets local-currency denominated fixed income instruments.

The Citigroup Non-U.S. Dollar World Government Bond (All Maturities) Index — Unhedged (Citigroup Non-U.S. WGBI — Unhedged) is calculated on a market-weighted basis and includes investment-grade, fixed-rate bonds, issued by governments outside of the United States (currently, 21 countries), with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia International Bond Fund

Portfolio Overview

(Unaudited)

Country Breakdown (%) (at April 30, 2014)
Argentina	0.6
Australia	4.4
Austria	0.5
Brazil	0.6
Bulgaria	0.1
Canada	4.6
Colombia	0.9
Dominican Republic	0.5
France	13.3
Germany	8.9
Guatemala	0.5
Hungary	0.1
Indonesia	3.1
Italy	5.4
Japan	7.6
Kazakhstan	0.4
Lithuania	0.2
Mexico	7.7
Netherlands	5.1
New Zealand	1.0
Norway	4.7
Panama	0.1
Peru	0.6
Philippines	1.0
Poland	5.2
Romania	0.6
Russian Federation	3.0
South Africa	1.9
Spain	1.1
Supra-National	1.3
Sweden	2.3
Turkey	1.5
Ukraine	0.3
United Kingdom	7.1
United States(a)	2.7
Uruguay	0.2
Venezuela	0.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Jim Cielinski

Matthew Cobon

Zach Pandl*

Gene Tannuzzo, CFA*

*Effective May 31, 2014, Messrs. Pandl and Tannuzzo were named as Portfolio Managers of the Fund. Nicholas Pifer and C. Michael Ng no longer serve as Portfolio Managers of the Fund.

Semiannual Report 2014
3

Columbia International Bond Fund

Portfolio Overview (continued)

(Unaudited)

Quality Breakdown (%) (at April 30, 2014)
AAA rating	29.2
AA rating	32.8
A rating	12.5
BBB rating	21.2
Non-investment grade	3.7
Not rated	0.6
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Semiannual Report 2014
4

Columbia International Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2013 – April 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,012.60	1,019.39	5.44	5.46	1.09
Class C	1,000.00	1,000.00	1,010.00	1,015.67	9.17	9.20	1.84
Class I	1,000.00	1,000.00	1,015.30	1,021.17	3.65	3.66	0.73
Class W	1,000.00	1,000.00	1,010.80	1,019.39	5.43	5.46	1.09
Class Z	1,000.00	1,000.00	1,014.40	1,020.63	4.20	4.21	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
5

Columbia International Bond Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 1.5%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Supra-National 1.2%
Asian Development Bank Senior Unsecured 06/21/27	2.350%	JPY	50,000,000	575,327
Eurofima Senior Unsecured 10/21/19	4.375%	EUR	100,000	161,571
Total				736,898
Ukraine 0.3%
MHP SA(b) 04/02/20	8.250%		200,000	165,040
Total Corporate Bonds & Notes (Cost: $883,741)				901,938

Inflation-Indexed Bonds(a) 0.1%

Uruguay 0.1%
Uruguay Government International Bond 04/05/27	4.250%	UYU	1,379,588	63,085
Total Inflation-Indexed Bonds (Cost: $74,760)				63,085

Foreign Government Obligations(a)(c) 92.2%

Argentina 0.6%
Argentina Boden Bonds 10/03/15	7.000%		100,000	97,500
Argentina Bonar Bonds 04/17/17	7.000%		262,000	240,385
Total				337,885
Australia 4.3%
Australia Government Bond Senior Unsecured 04/21/23	5.500%	AUD	160,000	167,049
Treasury Corp. of Victoria 11/15/18	5.500%	AUD	1,500,000	1,511,458
Local Government Guaranteed 11/15/16	5.750%	AUD	220,000	217,832
06/15/20	6.000%	AUD	720,000	749,602
Total				2,645,941

Foreign Government Obligations(a)(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Austria 0.4%
Austria Government Bond Senior Unsecured(b) 09/15/17	4.300%	EUR	170,000	266,180
Brazil 0.6%
Brazilian Government International Bond Senior Unsecured 02/03/15	7.375%	EUR	30,000	43,639
03/07/15	7.875%		50,000	52,750
01/20/34	8.250%		70,000	94,500
Petrobras International Finance Co. 01/27/21	5.375%		150,000	153,524
Total				344,413
Bulgaria 0.1%
Bulgaria Government International Bond Senior Unsecured 01/15/15	8.250%		60,000	62,970
Canada 4.4%
Canadian Government Bond 09/01/18	1.250%	CAD	900,000	809,996
Province of Ontario 06/02/19	4.400%	CAD	1,100,000	1,109,223
Province of Quebec 12/01/17	4.500%	CAD	700,000	700,204
Senior Unsecured 04/29/19	5.000%	EUR	50,000	82,649
Total				2,702,072
Colombia 0.9%
Colombia Government International Bond Senior Unsecured 07/12/21	4.375%		200,000	211,600
05/21/24	8.125%		50,000	66,000
Ecopetrol SA Senior Unsecured 07/23/19	7.625%		45,000	54,113
Empresas Publicas de Medellin ESP Senior Unsecured(b) 02/01/21	8.375%	COP	340,000,000	186,716
Total				518,429
Dominican Republic 0.5%
Dominican Republic International Bond Senior Unsecured(b) 05/06/21	7.500%		250,000	277,830

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia International Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Foreign Government Obligations(a)(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
France 12.8%
France Government Bond OAT 04/25/17	3.750%	EUR	350,000	534,130
10/25/18	4.250%	EUR	770,000	1,235,326
11/25/18	1.000%	EUR	500,000	701,746
04/25/19	4.250%	EUR	228,000	369,319
10/25/20	2.500%	EUR	1,810,000	2,717,475
04/25/29	5.500%	EUR	420,000	804,638
French Treasury Note BTAN 02/25/16	2.250%	EUR	1,000,000	1,438,137
Total				7,800,771
Germany 8.6%
Bundesrepublik Deutschland 07/04/17	4.250%	EUR	555,000	867,343
01/04/19	3.750%	EUR	1,010,000	1,612,373
07/04/21	3.250%	EUR	600,000	962,807
07/04/28	4.750%	EUR	700,000	1,307,452
07/04/42	3.250%	EUR	300,000	495,067
Total				5,245,042
Guatemala 0.5%
Guatemala Government Bond Senior Unsecured(b) 06/06/22	5.750%		300,000	323,625
Hungary 0.1%
Hungary Government International Bond Senior Unsecured 07/18/16	3.500%	EUR	40,000	57,370
Indonesia 3.0%
Indonesia Government International Bond Senior Unsecured 04/20/15	7.250%		38,000	40,137
Indonesia Government International Bond(b) Senior Unsecured 04/20/15	7.250%		80,000	84,500
Indonesia Treasury Bond Senior Unsecured 07/15/17	10.000%	IDR	3,800,000,000	352,506
09/15/25	11.000%	IDR	5,830,000,000	605,228
Majapahit Holding BV(b) 08/07/19	8.000%		450,000	522,000
PT Perusahaan Listrik Negara Senior Unsecured(b) 11/22/21	5.500%		200,000	203,768
Total				1,808,139

Foreign Government Obligations(a)(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Italy 5.2%
Italy Buoni Poliennali Del Tesoro 12/01/18	3.500%	EUR	1,000,000	1,499,392
09/01/22	5.500%	EUR	1,000,000	1,665,235
Total				3,164,627
Japan 7.3%
Japan Government 20-Year Bond Senior Unsecured 09/20/29	2.100%	JPY	80,000,000	894,618
Japan Government 30-Year Bond Senior Unsecured 03/20/33	1.100%	JPY	360,000,000	3,343,428
09/20/40	2.000%	JPY	20,000,000	209,610
Total				4,447,656
Kazakhstan 0.4%
KazMunayGas National Co. JSC Senior Unsecured(b) 05/05/20	7.000%		200,000	226,366
Lithuania 0.2%
Lithuania Government International Bond Senior Unsecured(b) 03/09/21	6.125%		120,000	138,145
Mexico 7.4%
Comision Federal de Electricidad Senior Unsecured(b) 05/26/21	4.875%		200,000	209,750
Mexican Bonos 12/13/18	8.500%	MXN	11,205,000	975,783
06/11/20	8.000%	MXN	13,300,000	1,145,090
05/31/29	8.500%	MXN	19,000,000	1,685,728
Mexico Government International Bond Senior Unsecured 01/15/17	5.625%		90,000	100,125
01/11/40	6.050%		40,000	46,160
Pemex Project Funding Master Trust 01/21/21	5.500%		300,000	328,500
Petroleos Mexicanos 02/24/25	5.500%	EUR	20,000	33,088
Total				4,524,224
Netherlands 4.9%
Netherlands Government Bond(b) 07/15/18	4.000%	EUR	1,300,000	2,058,433
07/15/20	3.500%	EUR	600,000	955,283
Total				3,013,716

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia International Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Foreign Government Obligations(a)(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
New Zealand 1.0%
New Zealand Government Bond Senior Unsecured 12/15/17	6.000%	NZD	500,000	459,817
05/15/21	6.000%	NZD	150,000	142,580
Total				602,397
Norway 4.6%
Norway Government Bond 05/19/17	4.250%	NOK	5,240,000	946,749
05/22/19	4.500%	NOK	8,000,000	1,498,420
05/24/23	2.000%	NOK	2,150,000	341,312
Total				2,786,481
Panama 0.1%
Panama Government International Bond Senior Unsecured 01/26/36	6.700%		65,000	78,081
Peru 0.6%
Peruvian Government International Bond Senior Unsecured 07/21/25	7.350%		200,000	262,000
11/21/33	8.750%		27,000	40,568
03/14/37	6.550%		45,000	55,462
Total				358,030
Philippines 0.9%
Philippine Government International Bond Senior Unsecured 03/17/15	8.875%		105,000	112,481
01/15/21	4.950%	PHP	20,000,000	465,346
Total				577,827
Poland 5.0%
Poland Government Bond 10/25/19	5.500%	PLN	7,200,000	2,606,378
10/25/21	5.750%	PLN	1,000,000	369,593
Poland Government International Bond Senior Unsecured 10/19/15	5.000%		50,000	53,075
Total				3,029,046
Romania 0.6%
Romanian Government International Bond Senior Unsecured(b) 02/07/22	6.750%		300,000	355,720
Russian Federation 2.9%
Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured 04/11/18	8.146%		200,000	220,500

Foreign Government Obligations(a)(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
03/07/22	6.510%		400,000	396,000
Russian Foreign Bond - Eurobond Senior Unsecured 03/10/18	7.850%	RUB	20,000,000	539,397
03/31/30	7.500%		97,270	108,456
Russian Foreign Bond - Eurobond(b) Senior Unsecured 03/10/18	7.850%	RUB	10,000,000	269,698
04/29/20	5.000%		100,000	100,900
03/31/30	7.500%		137,000	152,755
Total				1,787,706
South Africa 1.9%
South Africa Government Bond 01/15/20	7.250%	ZAR	11,000,000	1,009,599
South Africa Government International Bond Senior Unsecured 03/08/41	6.250%		120,000	135,010
Total				1,144,609
Spain 1.0%
Spain Government Bond Senior Unsecured 04/30/20	4.000%	EUR	400,000	618,458
Sweden 2.2%
Sweden Government Bond 08/12/17	3.750%	SEK	8,000,000	1,342,674
Turkey 1.4%
Export Credit Bank of Turkey Senior Unsecured(b) 04/24/19	5.875%		200,000	209,900
Turkey Government International Bond Senior Unsecured 03/30/21	5.625%		450,000	483,750
02/05/25	7.375%		140,000	166,110
Total				859,760
United Kingdom 6.8%
Network Rail Infrastructure Finance PLC Government Guaranteed 12/09/30	4.375%	GBP	60,000	113,024
United Kingdom Gilt 03/07/19	4.500%	GBP	700,000	1,329,744
09/07/20	3.750%	GBP	450,000	831,962
09/07/21	3.750%	GBP	430,000	795,926
03/07/25	5.000%	GBP	253,000	515,302
03/07/36	4.250%	GBP	300,000	575,514
Total				4,161,472

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia International Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Foreign Government Obligations(a)(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uruguay 0.1%
Uruguay Government International Bond Senior Unsecured PIK 01/15/33	7.875%	40,000	52,850
Venezuela 0.9%
Petroleos de Venezuela SA 11/02/17	8.500%	500,000	450,000
Venezuela Government International Bond Senior Unsecured 08/23/22	12.750%	84,000	83,265
Total			533,265
Total Foreign Government Obligations (Cost: $55,152,551)			56,193,777

Money Market Funds 2.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.092%(d)(e)	1,575,012	1,575,012
Total Money Market Funds (Cost: $1,575,012)		1,575,012
Total Investments (Cost: $57,686,064)		58,733,812
Other Assets & Liabilities, Net		2,172,465
Net Assets		60,906,277

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	05/09/14	1,872,944 USD	6,150,000 MYR	10,112	—
State Street Bank & Trust Company	05/15/14	1,238,445 USD	2,800,000 BRL	12,020	—
HSBC Securities (USA), Inc.	05/22/14	2,560,000 CAD	2,334,210 USD	—	(286)
HSBC Securities (USA), Inc.	05/28/14	573,905 USD	20,695,000 RUB	1,833	—
J.P. Morgan Securities, Inc.	05/30/14	4,000,000 PLN	1,314,363 USD	—	(4,355)
J.P. Morgan Securities, Inc.	05/30/14	2,553,482 USD	262,000,000 JPY	9,692	—
Credit Suisse	06/02/14	5,000,000 CHF	5,698,071 USD	15,430	—
UBS Securities	06/05/14	1,415,000 NZD	1,206,486 USD	—	(10,037)
Total				49,087	(14,678)

Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, cash totaling $67,140 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(4)	USD	(879,500)	06/2014	—	(6)
US 5YR NOTE	(66)	USD	(7,883,907)	06/2014	28,045	—
US 10YR NOTE	(5)	USD	(622,109)	06/2014	—	(793)
Total					28,045	(799)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia International Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $7,323,109 or 12.02% of net assets.

(c)  Principal and interest may not be guaranteed by the government.

(d)  The rate shown is the seven-day current annualized yield at April 30, 2014.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,085,789	4,164,870	(5,675,647)	1,575,012	743	1,575,012

Abbreviation Legend

PIK    Payment-in-Kind

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

COP  Colombian Peso

EUR  Euro

GBP  British Pound

IDR  Indonesian Rupiah

JPY  Japanese Yen

MXN  Mexican Peso

MYR  Malaysia Ringgits

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

PLN  Polish Zloty

RUB  Russian Rouble

SEK  Swedish Krona

USD  US Dollar

UYU  Uruguay Pesos

ZAR  South African Rand
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia International Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia International Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	901,938	—	901,938
Inflation-Indexed Bonds	—	63,085	—	63,085
Foreign Government Obligations	—	56,193,777	—	56,193,777
Total Bonds	—	57,158,800	—	57,158,800
Mutual Funds
Money Market Funds	1,575,012	—	—	1,575,012
Total Mutual Funds	1,575,012	—	—	1,575,012
Investments in Securities	1,575,012	57,158,800	—	58,733,812
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	49,087	—	49,087
Futures Contracts	28,045	—	—	28,045
Liabilities
Forward Foreign Currency Exchange Contracts	—	(14,678)	—	(14,678)
Futures Contracts	(799)	—	—	(799)
Total	1,602,258	57,193,209	—	58,795,467

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia International Bond Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $56,111,052)	$57,158,800
Affiliated issuers (identified cost $1,575,012)	1,575,012
Total investments (identified cost $57,686,064)	58,733,812
Foreign currency (identified cost $1,213,156)	1,196,478
Margin deposits	67,140
Unrealized appreciation on forward foreign currency exchange contracts	49,087
Receivable for:
Capital shares sold	13,002
Dividends	131
Interest	895,636
Reclaims	28,333
Expense reimbursement due from Investment Manager	333
Prepaid expenses	158
Trustees' deferred compensation plan	12,011
Total assets	60,996,121
Liabilities
Disbursements in excess of cash	376
Unrealized depreciation on forward foreign currency exchange contracts	14,678
Payable for:
Capital shares purchased	10,288
Variation margin	22,594
Investment management fees	948
Distribution and/or service fees	14
Transfer agent fees	2,916
Administration fees	133
Chief compliance officer expenses	4
Other expenses	25,882
Trustees' deferred compensation plan	12,011
Total liabilities	89,844
Net assets applicable to outstanding capital stock	$60,906,277
Represented by
Paid-in capital	$59,855,466
Undistributed net investment income	832,097
Accumulated net realized loss	(886,167)
Unrealized appreciation (depreciation) on:
Investments	1,047,748
Foreign currency translations	(4,522)
Forward foreign currency exchange contracts	34,409
Futures contracts	27,246
Total — representing net assets applicable to outstanding capital stock	$60,906,277

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia International Bond Fund

Statement of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)

Class A
Net assets	$1,496,618
Shares outstanding	133,228
Net asset value per share	$11.23
Maximum offering price per share(a)	$11.79
Class C
Net assets	$123,976
Shares outstanding	11,110
Net asset value per share	$11.16
Class I
Net assets	$51,394,531
Shares outstanding	4,564,331
Net asset value per share	$11.26
Class W
Net assets	$48,281
Shares outstanding	4,307
Net asset value per share	$11.21
Class Z
Net assets	$7,842,871
Shares outstanding	697,253
Net asset value per share	$11.25

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia International Bond Fund

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$743
Interest	1,060,740
Foreign taxes withheld	(8,613)
Total income	1,052,870
Expenses:
Investment management fees	171,880
Distribution and/or service fees
Class A	1,932
Class C	645
Class W	713
Transfer agent fees
Class A	1,665
Class C	139
Class W	726
Class Z	8,408
Administration fees	24,123
Compensation of board members	11,471
Custodian fees	6,429
Printing and postage fees	10,670
Registration fees	28,548
Professional fees	14,638
Chief compliance officer expenses	17
Other	2,205
Total expenses	284,209
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(55,303)
Total net expenses	228,906
Net investment income	823,964
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(223,668)
Foreign currency translations	(59,379)
Forward foreign currency exchange contracts	(239,219)
Futures contracts	(181,294)
Net realized loss	(703,560)
Net change in unrealized appreciation (depreciation) on:
Investments	470,518
Foreign currency translations	27,942
Forward foreign currency exchange contracts	161
Futures contracts	201,343
Net change in unrealized appreciation (depreciation)	699,964
Net realized and unrealized loss	(3,596)
Net increase in net assets resulting from operations	$820,368

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia International Bond Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations
Net investment income	$823,964	$1,636,511
Net realized loss	(703,560)	(579,216)
Net change in unrealized appreciation (depreciation)	699,964	(3,061,955)
Net increase (decrease) in net assets resulting from operations	820,368	(2,004,660)
Distributions to shareholders
Net investment income
Class A	—	(28,349)
Class C	—	(1,901)
Class I	—	(779,855)
Class W	—	(63,316)
Class Z	—	(235,445)
Total distributions to shareholders	—	(1,108,866)
Increase (decrease) in net assets from capital stock activity	(4,738,324)	(669,850)
Total decrease in net assets	(3,917,956)	(3,783,376)
Net assets at beginning of period	64,824,233	68,607,609
Net assets at end of period	$60,906,277	$64,824,233
Undistributed net investment income	$832,097	$8,133

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia International Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	13,414	146,942	82,970	942,084
Distributions reinvested	—	—	2,353	26,994
Redemptions	(31,097)	(341,537)	(112,934)	(1,277,338)
Net decrease	(17,683)	(194,595)	(27,611)	(308,260)
Class C shares
Subscriptions	202	2,197	3,966	45,469
Distributions reinvested	—	—	138	1,594
Redemptions	(1,646)	(17,936)	(11,363)	(126,077)
Net decrease	(1,444)	(15,739)	(7,259)	(79,014)
Class I shares
Subscriptions	243,774	2,656,216	756,398	8,441,218
Distributions reinvested	—	—	68,323	779,812
Redemptions	(261,744)	(2,850,291)	(204,106)	(2,331,847)
Net increase (decrease)	(17,970)	(194,075)	620,615	6,889,183
Class W shares
Subscriptions	3,745	41,183	128,934	1,454,318
Distributions reinvested	—	—	5,518	63,280
Redemptions	(348,638)	(3,806,828)	(165,754)	(1,851,195)
Net decrease	(344,893)	(3,765,645)	(31,302)	(333,597)
Class Z shares
Subscriptions	13,662	150,357	43,084	492,663
Distributions reinvested	—	—	456	5,230
Redemptions	(65,735)	(718,627)	(659,599)	(7,336,055)
Net decrease	(52,073)	(568,270)	(616,059)	(6,838,162)
Total net decrease	(434,063)	(4,738,324)	(61,616)	(669,850)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia International Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2014		Year Ended October 31,				Year Ended May 31,
Class A	(Unaudited)		2013		2012(a)		2012	2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$11.09		$11.62		$11.06		$11.50	$10.28		$10.39		$10.00
Income from investment operations:
Net investment income	0.13		0.24		0.10		0.26	0.21		0.19		0.07
Net realized and unrealized gain (loss)	0.01	(c)	(0.61)		0.53		(0.42)	1.39		(0.07)		0.36
Total from investment operations	0.14		(0.37)		0.63		(0.16)	1.60		0.12		0.43
Less distributions to shareholders:
Net investment income	—		(0.16)		(0.07)		(0.28)	(0.36)		(0.22)		(0.04)
Net realized gains	—		—		—		—	(0.02)		(0.01)		—
Total distributions to shareholders	—		(0.16)		(0.07)		(0.28)	(0.38)		(0.23)		(0.04)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—	—		0.00	(d)	0.00	(d)
Net asset value, end of period	$11.23		$11.09		$11.62		$11.06	$11.50		$10.28		$10.39
Total return	1.26%		(3.22%)		5.70%		(1.40%)	15.86%		1.07%		4.35%
Ratios to average net assets(e)
Total gross expenses	1.36	%(f)	1.36%		1.57	%(f)	1.36%	2.09%		2.12%		4.87	%(f)
Total net expenses(g)	1.09	%(f)	1.09	%(h)	1.10	%(f)	1.10%	1.07	%(h)	1.05	%(h)	1.05	%(f)(h)
Net investment income	2.40	%(f)	2.17%		1.99	%(f)	2.29%	1.90%		1.78%		1.41	%(f)
Supplemental data
Net assets, end of period (in thousands)	$1,497		$1,673		$2,074		$1,903	$1,254		$990		$131
Portfolio turnover	7%		16%		5%		20%	31%		30%		4%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from December 1, 2008 (commencement of operations) to May 31, 2009.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia International Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,				Year Ended May 31,
Class C	(Unaudited)		2013		2012(a)		2012	2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$11.05		$11.61		$11.05		$11.49	$10.27		$10.39		$10.00
Income from investment operations:
Net investment income	0.09		0.16		0.06		0.18	0.12		0.11		0.03
Net realized and unrealized gain (loss)	0.02	(c)	(0.62)		0.53		(0.42)	1.40		(0.08)		0.37
Total from investment operations	0.11		(0.46)		0.59		(0.24)	1.52		0.03		0.40
Less distributions to shareholders:
Net investment income	—		(0.10)		(0.03)		(0.20)	(0.28)		(0.14)		(0.01)
Net realized gains	—		—		—		—	(0.02)		(0.01)		—
Total distributions to shareholders	—		(0.10)		(0.03)		(0.20)	(0.30)		(0.15)		(0.01)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—	—		0.00	(d)	0.00	(d)
Net asset value, end of period	$11.16		$11.05		$11.61		$11.05	$11.49		$10.27		$10.39
Total return	1.00%		(4.01%)		5.37%		(2.10%)	15.01%		0.21%		3.97%
Ratios to average net assets(e)
Total gross expenses	2.11	%(f)	2.11%		2.30	%(f)	2.10%	2.85%		2.87%		5.62	%(f)
Total net expenses(g)	1.84	%(f)	1.84	%(h)	1.85	%(f)	1.85%	1.83	%(h)	1.80	%(h)	1.80	%(f)(h)
Net investment income	1.65	%(f)	1.41%		1.23	%(f)	1.58%	1.10%		1.06%		0.59	%(f)
Supplemental data
Net assets, end of period (in thousands)	$124		$139		$230		$240	$418		$355		$32
Portfolio turnover	7%		16%		5%		20%	31%		30%		4%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from December 1, 2008 (commencement of operations) to May 31, 2009.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia International Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,			Year Ended May 31,
Class I	(Unaudited)		2013	2012(a)		2012	2011(b)
Per share data
Net asset value, beginning of period	$11.09		$11.62	$11.06		$11.48	$11.34
Income from investment operations:
Net investment income	0.15		0.28	0.11		0.29	0.23
Net realized and unrealized gain (loss)	0.02	(c)	(0.62)	0.53		(0.40)	0.25
Total from investment operations	0.17		(0.34)	0.64		(0.11)	0.48
Less distributions to shareholders:
Net investment income	—		(0.19)	(0.08)		(0.31)	(0.32)
Net realized gains	—		—	—		—	(0.02)
Total distributions to shareholders	—		(0.19)	(0.08)		(0.31)	(0.34)
Net asset value, end of period	$11.26		$11.09	$11.62		$11.06	$11.48
Total return	1.53%		(2.94%)	5.82%		(0.95%)	4.44%
Ratios to average net assets(d)
Total gross expenses	0.90	%(e)	0.88%	1.13	%(e)	0.97%	1.33	%(e)
Total net expenses(f)	0.73	%(e)	0.74%	0.79	%(e)	0.81%	0.84	%(e)(g)
Net investment income	2.77	%(e)	2.52%	2.29	%(e)	2.59%	2.96	%(e)
Supplemental data
Net assets, end of period (in thousands)	$51,395		$50,832	$46,022		$44,311	$29,870
Portfolio turnover	7%		16%	5%		20%	31%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from September 27, 2010 (commencement of operations) to May 31, 2011.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia International Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class W	(Unaudited)		2013		2012(a)
Per share data
Net asset value, beginning of period	$11.09		$11.62		$11.21
Income from investment operations:
Net investment income	0.11		0.24		0.09
Net realized and unrealized gain (loss)	0.01	(b)	(0.61)		0.39
Total from investment operations	0.12		(0.37)		0.48
Less distributions to shareholders:
Net investment income	—		(0.16)		(0.07)
Total distributions to shareholders	—		(0.16)		(0.07)
Net asset value, end of period	$11.21		$11.09		$11.62
Total return	1.08%		(3.22%)		4.27%
Ratios to average net assets(c)
Total gross expenses	1.36	%(d)	1.36%		1.63	%(d)
Total net expenses(e)	1.09	%(d)	1.09	%(f)	1.10	%(d)
Net investment income	1.82	%(d)	2.17%		2.04	%(d)
Supplemental data
Net assets, end of period (in thousands)	$48		$3,872		$4,421
Portfolio turnover	7%		16%		5%

Notes to Financial Highlights

(a)  For the period from June 18, 2012 (commencement of operations) to October 31, 2012.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia International Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,				Year Ended May 31,
Class Z	(Unaudited)		2013		2012(a)		2012	2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$11.09		$11.62		$11.06		$11.49	$10.28		$10.39		$10.00
Income from investment operations:
Net investment income	0.14		0.27		0.11		0.29	0.23		0.21		0.07
Net realized and unrealized gain (loss)	0.02	(c)	(0.62)		0.53		(0.41)	1.39		(0.06)		0.38
Total from investment operations	0.16		(0.35)		0.64		(0.12)	1.62		0.15		0.45
Less distributions to shareholders:
Net investment income	—		(0.18)		(0.08)		(0.31)	(0.39)		(0.25)		(0.06)
Net realized gains	—		—		—		—	(0.02)		(0.01)		—
Total distributions to shareholders	—		(0.18)		(0.08)		(0.31)	(0.41)		(0.26)		(0.06)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—	—		0.00	(d)	0.00	(d)
Net asset value, end of period	$11.25		$11.09		$11.62		$11.06	$11.49		$10.28		$10.39
Total return	1.44%		(3.01%)		5.81%		(1.06%)	16.05%		1.31%		4.48%
Ratios to average net assets(e)
Total gross expenses	1.11	%(f)	1.12%		1.30	%(f)	1.10%	1.85%		1.87%		4.62	%(f)
Total net expenses(g)	0.84	%(f)	0.84	%(h)	0.85	%(f)	0.85%	0.83	%(h)	0.80	%(h)	0.80	%(f)(h)
Net investment income	2.65	%(f)	2.40%		2.23	%(f)	2.56%	2.11%		1.98%		1.50	%(f)
Supplemental data
Net assets, end of period (in thousands)	$7,843		$8,308		$15,860		$15,311	$15,745		$14,562		$8,790
Portfolio turnover	7%		16%		5%		20%	31%		30%		4%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from December 1, 2008 (commencement of operations) to May 31, 2009.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia International Bond Fund

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

Columbia International Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

Semiannual Report 2014
23

Columbia International Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net

Semiannual Report 2014
24

Columbia International Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2014:

			Net Amounts of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received	Securities Collateral Received	Net Amount(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	$49,087	$—	$49,087	$4,641	$—	$—	$44,446

Semiannual Report 2014
25

Columbia International Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

			Net Amounts of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments(c)	Cash Collateral Pledged	Securities Collateral Pledged	Net Amount(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	$14,678	$—	$14,678	$4,641	$—	$—	$10,037

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at April 30, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	$49,087
Interest rate risk	Net assets — unrealized appreciation on futures contracts	28,045	*
Total		$77,132
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	$14,678
Interest rate risk	Net assets — unrealized depreciation on futures contracts	799	*
Total		$15,477

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended April 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Foreign exchange risk	$(239,219)	$—	$(239,219)
Interest rate risk	—	(181,294)	(181,294)
Total	$(239,219)	$(181,294)	$(420,513)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Foreign exchange risk	$161	$—	$161
Interest rate risk	—	201,343	201,343
Total	$161	$201,343	$201,504

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2014.

Derivative Instrument	Average Notional Amounts*
Futures contracts — Short	$9,609,102
Derivate Instrument	Average Unrealized Appreciation*	Average Unrealized Depreciation*
Forward foreign currency exchange contracts	$108,825	$(33,372)

*Based on ending quarterly outstanding amounts for the six months ending April 30, 2014.

Semiannual Report 2014
26

Columbia International Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.57% to 0.47% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2014 was 0.57% of the Fund's average daily net assets.

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments

Semiannual Report 2014
27

Columbia International Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

(Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2014 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American

Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees.

For the six months ended April 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class C	0.22
Class W	0.23
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class W shares, respectively.

Semiannual Report 2014
28

Columbia International Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,339 for Class A shares for the six months ended April 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2014 through February 28, 2015	Prior to March 1, 2014
Class A	1.09%	1.09%
Class C	1.84	1.84
Class I	0.71	0.74
Class W	1.09	1.09
Class Z	0.84	0.84

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes was approximately $57,686,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,006,000
Unrealized depreciation	(1,958,000)
Net unrealized appreciation	$1,048,000

The following capital loss carryforwards, determined as of October 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
Unlimited short-term	$298,587
Unlimited long-term	58,115
Total	$356,702

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $4,309,255 and $6,225,353, respectively, for the six months ended April 30, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Semiannual Report 2014
29

Columbia International Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Note 7. Shareholder Concentration

At April 30, 2014, one unaffiliated shareholder of record owned 12.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 84.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended April 30, 2014.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Semiannual Report 2014
30

Columbia International Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
31

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Semiannual Report 2014
32

Columbia International Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
33

Columbia International Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR169_10_D01_(06/14)

Semiannual Report

April 30, 2014

Columbia New York Tax-Exempt Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances.

Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor's 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia New York Tax-Exempt Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	24
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia New York Tax-Exempt Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia New York Tax-Exempt Fund (the Fund) Class A shares returned 4.57% excluding sales charges for the six months that ended April 30, 2014. The Fund's Class Z shares returned 4.56% for the same time period.

>  By comparison, the Fund's benchmarks, the Barclays New York Municipal Bond Index and the broader Barclays Municipal Bond Index, returned 3.71% and 4.08%, respectively, for the same six-month period.

Average Annual Total Returns (%) (for period ended April 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	09/26/86
Excluding sales charges		4.57	-0.38	6.42	4.67
Including sales charges		-0.40	-5.06	5.39	4.16
Class B	08/04/92
Excluding sales charges		4.19	-1.12	5.62	3.89
Including sales charges		-0.81	-5.89	5.30	3.89
Class C	08/01/97
Excluding sales charges		4.34	-0.82	5.94	4.21
Including sales charges		3.34	-1.77	5.94	4.21
Class R4*	03/19/13	4.71	-0.13	6.47	4.70
Class R5*	11/08/12	4.59	-0.09	6.50	4.71
Class Z*	09/01/11	4.56	-0.26	6.53	4.73
Barclays New York Municipal Bond Index		3.71	0.71	5.29	4.74
Barclays Municipal Bond Index		4.08	0.50	5.54	4.83

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays New York Municipal Bond Index is a market-capitalization-weighted index of New York investment grade bonds with maturity of one year or more.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia New York Tax-Exempt Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at April 30, 2014)
AAA rating	3.3
AA rating	28.7
A rating	44.9
BBB rating	12.9
Non-investment grade	2.6
Not rated	7.6
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Catherine Stienstra

Semiannual Report 2014
3

Columbia New York Tax-Exempt Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2013 – April 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,045.70	1,020.93	3.96	3.91	0.78
Class B	1,000.00	1,000.00	1,041.90	1,017.21	7.75	7.65	1.53
Class C	1,000.00	1,000.00	1,043.40	1,018.70	6.23	6.16	1.23
Class R4	1,000.00	1,000.00	1,047.10	1,022.17	2.69	2.66	0.53
Class R5	1,000.00	1,000.00	1,045.90	1,022.36	2.49	2.46	0.49
Class Z	1,000.00	1,000.00	1,045.60	1,022.17	2.69	2.66	0.53

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia New York Tax-Exempt Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 96.6%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 4.7%
New York City Industrial Development Agency(a) Refunding Revenue Bonds Trips Obligated Group Senior Series 2012A AMT 07/01/28	5.000%	2,000,000	2,061,400
Revenue Bonds Terminal One Group Association Project Series 2005 AMT 01/01/15	5.500%	1,500,000	1,548,510
New York City Industrial Development Agency(a)(b) Revenue Bonds Terminal One Group Association Project Series 2005 AMT 01/01/24	5.500%	2,000,000	2,127,600
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010 12/01/42	6.000%	2,000,000	2,196,140
Total			7,933,650
Assisted Living 0.7%
Mount Vernon Industrial Development Agency Revenue Bonds Wartburg Senior Housing, Inc. — Meadowview Series 1999 06/01/19	6.150%	590,000	590,572
06/01/29	6.200%	615,000	615,142
Total			1,205,714
Higher Education 11.0%
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A 07/01/21	5.000%	675,000	787,543
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012 09/01/25	5.000%	295,000	335,884
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A 03/01/26	4.750%	1,210,000	1,259,017
New York State Dormitory Authority Revenue Bonds Consolidated City University System 5th General Resolution Series 2008B 07/01/27	5.000%	1,000,000	1,127,940

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cornell University Series 2006A 07/01/31	5.000%	1,000,000	1,079,220
Manhattan Marymount College Series 2009 07/01/29	5.250%	1,500,000	1,556,880
Mount Sinai School of Medicine Series 2009 07/01/39	5.125%	1,000,000	1,046,310
Pratt Institute Series 2009C (AGM) 07/01/39	5.125%	1,000,000	1,053,450
St. John's University Series 2007A (NPFGC) 07/01/32	5.250%	1,000,000	1,048,040
Series 2007C (NPFGC) 07/01/26	5.250%	1,205,000	1,427,612
Series 2012A 07/01/27	5.000%	240,000	267,545
State University Dormitory Facilities Series 2011A 07/01/31	5.000%	1,000,000	1,120,640
Teacher's College Series 2009 03/01/39	5.500%	500,000	534,920
The New School Series 2010 07/01/40	5.500%	1,500,000	1,621,845
Niagara Area Development Corp. Revenue Bonds Niagara University Project Series 2012A 05/01/35	5.000%	500,000	518,005
Seneca County Industrial Development Agency Revenue Bonds New York Chiropractic College Series 2007 10/01/27	5.000%	750,000	771,787
St. Lawrence County Industrial Development Agency Revenue Bonds Clarkson University Project Series 2007 07/01/31	5.000%	1,000,000	1,036,370
Town of Hempstead Local Development Corp. Revenue Bonds Molloy College Project Series 2009 07/01/39	5.750%	1,000,000	1,058,430
Yonkers Industrial Development Agency Revenue Bonds Sarah Lawrence College Project Series 2001A 06/01/29	6.000%	1,000,000	1,106,200
Total			18,757,638

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia New York Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 16.9%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A 11/15/27	5.250%	2,000,000	2,127,340
Monroe County Industrial Development Corp. Refunding Revenue Bonds Rochester General Hospital Series 2013A 12/01/32	5.000%	1,350,000	1,437,142
Revenue Bonds Unity Hospital-Rochester Project Series 2010 (FHA) 08/15/35	5.750%	2,000,000	2,367,480
New York State Dormitory Authority Revenue Bonds Kaleida Health Series 2006 (FHA) 02/15/35	4.700%	1,000,000	1,011,410
Mount Sinai Hospital Series 2010A 07/01/26	5.000%	2,275,000	2,499,201
Series 2011A 07/01/41	5.000%	2,000,000	2,120,920
NYU Hospital Center Series 2007B 07/01/37	5.625%	1,000,000	1,094,330
New York Hospital Medical Center Series 2007 (FHA) 02/15/37	4.750%	975,000	995,631
New York University Hospital Center Series 2007B 07/01/24	5.250%	640,000	683,002
Series 2011A 07/01/31	5.750%	800,000	885,496
North Shore-Long Island Jewish Obligation Group Series 2007A 05/01/32	5.000%	1,000,000	1,030,890
Series 2009A 05/01/37	5.500%	2,000,000	2,145,100
Orange Regional Medical Center Series 2008 12/01/29	6.125%	900,000	921,015
University of Rochester Series 2007B 07/01/27	5.000%	1,000,000	1,087,660
Series 2009A 07/01/39	5.125%	1,000,000	1,121,080
Onondaga Civic Development Corp. Revenue Bonds St. Joseph's Hospital Health Center Project Series 2014 07/01/31	5.125%	1,000,000	997,100

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B 12/01/32	5.250%	500,000	517,290
Suffolk County Economic Development Corp. Revenue Bonds Catholic Health Services Series 2011 07/01/28	5.000%	3,500,001	3,725,085
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2 11/01/37	6.125%	1,850,000	2,066,413
Total			28,833,585
Human Service Provider 0.6%
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010 10/01/30	6.000%	1,000,000	1,025,050
Independent Power 0.5%
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT(a) 01/01/23	5.500%	930,000	924,866
Investor Owned 2.1%
New York State Energy Research & Development Authority Revenue Bonds Brooklyn Union Gas Co. Project Series 1996 (NPFGC) 01/01/21	5.500%	2,000,000	2,007,940
New York State Energy Research & Development Authority(b) Revenue Bonds Series 1993 04/01/20	12.359%	1,500,000	1,504,260
Total			3,512,200
Joint Power Authority 0.6%
Puerto Rico Electric Power Authority Revenue Bonds Series 2013A(c) 07/01/36	6.750%	1,500,000	971,850

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia New York Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 1.3%
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Court Facilities Series 1998(d) 08/01/19	0.000%	1,200,000	1,113,144
Suffolk County Judicial Facilities Agency Revenue Bonds H. Lee Dennison Building Series 2013 11/01/25	5.000%	1,000,000	1,084,570
Total			2,197,714
Local General Obligation 5.6%
City of New York Unlimited General Obligation Bonds Series 2010B 08/01/21	5.000%	500,000	590,050
Series 2013J 08/01/24	5.000%	1,000,000	1,177,080
Subordinated Series 2009I-1 04/01/27	5.125%	1,500,000	1,723,080
City of Syracuse Unlimited General Obligation Bonds Airport Terminal Security Access Improvement Series 2011 AMT(a) 11/01/36	5.000%	1,750,000	1,822,152
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC) 03/01/15	6.000%	1,250,000	1,302,538
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC) 02/15/19	6.200%	1,005,000	1,225,969
New York State Dormitory Authority Revenue Bonds School Districts Bond Financing Series 2013F 10/01/21	5.000%	1,000,000	1,179,630
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012 04/15/24	5.000%	500,000	587,065
Total			9,607,564
Multi-Family 2.4%
Housing Development Corp. Revenue Bonds Gateway Apartments Series 2009A 09/15/25	4.500%	165,000	174,120

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009C-1 11/01/34	5.500%	500,000	530,210
Series 2009M 11/01/45	5.150%	1,250,000	1,296,225
Onondaga Civic Development Corp. Revenue Bonds Upstate Properties Development, Inc. Series 2011 12/01/41	5.250%	1,945,000	2,053,142
Total			4,053,697
Municipal Power 2.4%
Long Island Power Authority Revenue Bonds Series 2008A 05/01/33	6.000%	1,000,000	1,165,360
Series 2009A 04/01/23	5.000%	750,000	826,027
Series 2012A 09/01/37	5.000%	2,000,000	2,114,320
Total			4,105,707
Nursing Home 0.4%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007 01/01/40	5.200%	690,000	646,364
Other Bond Issue 0.3%
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004 08/01/24	5.375%	520,000	532,392
Other Industrial Development Bond 2.8%
New York Liberty Development Corp. Revenue Bonds Goldman Sachs Headquarters Series 2007 10/01/37	5.500%	2,000,000	2,338,920
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 AMT(a) 03/01/24	5.750%	2,000,000	2,443,160
Total			4,782,080
Pool/Bond Bank 2.7%
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2009C (AGM) 10/01/36	5.125%	1,000,000	1,107,180

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia New York Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-Pooled Financing Series 2005B 04/15/35	5.500%	1,000,000	1,245,760
Series 2009A 06/15/34	5.000%	2,000,000	2,256,520
Total			4,609,460
Ports 3.9%
Port Authority of New York & New Jersey Revenue Bonds Consolidated 85th Series 1993 03/01/28	5.375%	2,000,000	2,379,620
Consolidated 93rd Series 1994 06/01/94	6.125%	2,250,000	2,601,045
Port Authority of New York & New Jersey(a) Revenue Bonds Consolidated 143rd Series 2006 (AGM) AMT 10/01/21	5.000%	1,000,000	1,068,370
Consolidated 147th Series 2007 (NPFGC) AMT 10/15/26	5.000%	500,000	543,950
Total			6,592,985
Prep School 1.9%
Build NYC Resource Corp. Revenue Bonds Bronx Charter School for Excellence Series 2013A 04/01/33	5.000%	1,000,000	997,530
International Leadership Charter School Series 2013 07/01/33	5.750%	1,500,000	1,437,720
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM) 11/01/35	5.625%	750,000	829,582
Total			3,264,832
Recreation 1.8%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012 08/01/32	5.000%	500,000	531,925

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Industrial Development Agency Revenue Bonds Queens Baseball Stadium Pilot Series 2006 (AMBAC) 01/01/24	5.000%	500,000	506,570
Yankee Stadium Pilot Series 2009 (AGM) 03/01/49	7.000%	250,000	294,473
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A 04/01/31	5.000%	750,000	831,758
Revenue Bonds Lincoln Center Series 2008C 12/01/18	5.250%	750,000	876,832
Total			3,041,558
Refunded/Escrowed 2.0%
New York State Dormitory Authority Prerefunded 07/01/18 Revenue Bonds Rochester Institute of Technology Series 2008A 07/01/33	6.000%	1,000,000	1,205,040
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B 01/01/30	5.500%	1,800,000	2,185,092
Total			3,390,132
Retirement Communities 3.0%
Broome County Industrial Development Agency Revenue Bonds Good Shepard Village Series 2008A 07/01/28	6.750%	500,000	517,315
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012 07/01/29	5.000%	1,000,000	1,053,870
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010 12/01/40	6.000%	1,225,000	1,321,444
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006 11/01/28	5.000%	1,335,000	1,376,772

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia New York Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Industrial Development Agency Revenue Bonds Series 2007A 09/15/42	6.000%	1,000,000	763,430
Total			5,032,831
Single Family 0.1%
New York Mortgage Agency Revenue Bonds Series 2007-140 AMT(a) 10/01/21	4.600%	200,000	204,942
Special Non Property Tax 5.6%
Metropolitan Transportation Authority Revenue Bonds Series 2009A 11/15/26	5.300%	700,000	798,049
Series 2009B 11/15/34	5.000%	1,000,000	1,099,170
Nassau County Interim Finance Authority Revenue Bonds Secured Sales Tax Series 2009A 11/15/24	5.000%	250,000	287,087
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-3 01/15/22	5.000%	1,000,000	1,157,210
Series 2009S-5 01/15/32	5.000%	1,000,000	1,107,120
New York City Transitional Finance Authority Refunded Revenue Bonds Future Tax Secured Subordinated Series 2012B 11/01/30	5.000%	500,000	564,155
Subordinated Revenue Bonds Future Tax Secured Series 2007B 11/01/26	5.000%	1,035,000	1,141,326
New York State Dormitory Authority Revenue Bonds Education Series 2008B 03/15/36	5.750%	500,000	581,815
Series 2009A 03/15/28	5.000%	1,545,000	1,764,993
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds Series 2009A-1 04/01/29	5.000%	1,000,000	1,105,570
Total			9,606,495

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 4.7%
Erie County Industrial Development Agency (The) Revenue Bonds School District Buffalo Project Series 2011A 05/01/32	5.250%	1,000,000	1,109,820
Series 2013A 05/01/26	5.000%	1,000,000	1,161,080
New York Local Government Assistance Corp. Refunding Revenue Bonds Senior Lien Series 2007A 04/01/19	5.000%	1,000,000	1,120,360
New York State Dormitory Authority Revenue Bonds Consolidated City University System 2nd Generation Series 1993A 07/01/20	6.000%	2,000,000	2,387,080
NYSARC, Inc. Series 2012A 07/01/22	5.000%	890,000	1,033,860
State University Educational Facilities Series 2000C (AGM) 05/15/17	5.750%	1,000,000	1,147,660
Total			7,959,860
Student Loan 0.1%
New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009 11/01/26	4.750%	75,000	78,527
Transportation 7.7%
Metropolitan Transportation Authority Revenue Bonds Series 2005B (AMBAC) 11/15/23	5.250%	1,250,000	1,498,662
Series 2005F 11/15/35	5.000%	500,000	510,550
Series 2006A 11/15/22	5.000%	750,000	829,028
Series 2010D 11/15/34	5.000%	1,350,000	1,445,445
Series 2011D 11/15/36	5.000%	1,000,000	1,069,230
Series 2012E 11/15/31	5.000%	2,000,000	2,190,420
Series 2014B 11/15/44	5.000%	2,000,000	2,124,900
Transportation System Series 2013-A 11/15/32	5.000%	2,000,000	2,178,980
Series 2013B 11/15/22	5.000%	1,000,000	1,178,480
Total			13,025,695

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia New York Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike/Bridge/Toll Road 5.3%
New York State Thruway Authority Revenue Bonds General Revenue Series 2012I 01/01/32	5.000%	2,000,000	2,186,100
Series 2014J 01/01/41	5.000%	3,000,000	3,213,600
Unrefunded Revenue Bonds Series 2005F (AMBAC) 01/01/25	5.000%	1,335,000	1,373,074
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Subordinated Series 2013-A 11/15/27	5.000%	2,000,000	2,319,200
Total			9,091,974
Water & Sewer 5.5%
Great Neck North Water Authority Revenue Bonds Series 2008 01/01/33	5.000%	690,000	748,740
New York City Water & Sewer System Refunding Revenue Bonds Series 2011AA 06/15/44	5.000%	1,000,000	1,061,420
Revenue Bonds Fiscal 2009 Series 2008A 06/15/40	5.750%	1,000,000	1,145,390
New York Water & Sewer System Revenue Bonds Series 2008CC 06/15/34	5.000%	3,500,000	3,753,995
Series 2009EE 06/15/40	5.250%	500,000	557,250
Niagara Falls Public Water Authority Revenue Bonds Series 2013A 07/15/29	5.000%	1,000,000	1,090,820
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008 09/01/38	5.250%	1,000,000	1,054,960
Total			9,412,575
Total Municipal Bonds (Cost: $153,888,519)			164,401,937
Floating Rate Notes 0.3%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds VRDN Series 2005B-2C (U.S. Bank)(e)(f) 01/01/32	0.040%	445,000	445,000
Total Floating Rate Notes (Cost: $445,000)			445,000

Municipal Short Term 1.6%

Local General Obligation 1.6%
County of Rockland General Obligation Limited Notes RAN Series 2013B 06/27/14	0.720%	1,220,000	1,221,972
Town of Ramapo Refunding General Obligation Limited Notes BAN Series 2013 05/28/14	3.000%	1,500,000	1,501,832
Total Municipal Short Term (Cost: $2,721,175)			2,723,804

Money Market Funds 0.2%

	Shares	Value ($)
Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000%(g)	154,868	154,868
JPMorgan Tax-Free Money Market Fund, 0.010%(g)	268,509	268,509
Total Money Market Funds (Cost: $423,377)		423,377
Total Investments (Cost: $157,478,071)		167,994,118
Other Assets & Liabilities, Net		2,230,740
Net Assets		170,224,858

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia New York Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Variable rate security.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2014, the value of these securities amounted to $971,850 or 0.57% of net assets.

(d)  Zero coupon bond.

(e)  The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rate shown is the effective rate on April 30, 2014.

(f)  Interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2014.

(g)  The rate shown is the seven-day current annualized yield at April 30, 2014.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

FHA  Federal Housing Authority

NPFGC  National Public Finance Guarantee Corporation

RAN  Revenue Anticipation Note

VRDN  Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia New York Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	164,401,937	—	164,401,937
Total Bonds	—	164,401,937	—	164,401,937
Short-Term Securities
Floating Rate Notes	—	445,000	—	445,000
Municipal Short Term	—	2,723,804	—	2,723,804
Total Short-Term Securities	—	3,168,804	—	3,168,804
Mutual Funds
Money Market Funds	423,377	—	—	423,377
Total Mutual Funds	423,377	—	—	423,377
Total	423,377	167,570,741	—	167,994,118

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia New York Tax-Exempt Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $157,478,071)	$167,994,118
Receivable for:
Capital shares sold	408,902
Interest	2,603,338
Expense reimbursement due from Investment Manager	640
Prepaid expenses	446
Trustees' deferred compensation plan	31,969
Other assets	5,205
Total assets	171,044,618
Liabilities
Payable for:
Capital shares purchased	192,104
Dividend distributions to shareholders	516,941
Investment management fees	1,862
Distribution and/or service fees	1,320
Transfer agent fees	18,140
Administration fees	326
Compensation of board members	845
Chief compliance officer expenses	12
Other expenses	56,241
Trustees' deferred compensation plan	31,969
Total liabilities	819,760
Net assets applicable to outstanding capital stock	$170,224,858
Represented by
Paid-in capital	$159,303,693
Undistributed net investment income	373,682
Accumulated net realized gain	31,436
Unrealized appreciation (depreciation) on:
Investments	10,516,047
Total — representing net assets applicable to outstanding capital stock	$170,224,858

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia New York Tax-Exempt Fund

Statement of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)

Class A
Net assets	$146,369,254
Shares outstanding	19,918,544
Net asset value per share	$7.35
Maximum offering price per share(a)	$7.72
Class B
Net assets	$697,626
Shares outstanding	94,972
Net asset value per share	$7.35
Class C
Net assets	$15,693,976
Shares outstanding	2,136,392
Net asset value per share	$7.35
Class R4
Net assets	$10,195
Shares outstanding	1,390
Net asset value per share(b)	$7.34
Class R5
Net assets	$10,144
Shares outstanding	1,384
Net asset value per share	$7.33
Class Z
Net assets	$7,443,663
Shares outstanding	1,013,850
Net asset value per share	$7.34

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia New York Tax-Exempt Fund

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net investment income
Income:
Dividends	$188
Interest	3,823,973
Total income	3,824,161
Expenses:
Investment management fees	332,176
Distribution and/or service fees
Class A	178,030
Class B	3,544
Class C	77,260
Transfer agent fees
Class A	74,925
Class B	373
Class C	8,130
Class R4	2
Class R5	4
Class Z	3,934
Administration fees	58,131
Compensation of board members	12,894
Custodian fees	1,216
Printing and postage fees	12,700
Registration fees	25,943
Professional fees	14,506
Chief compliance officer expenses	45
Other	14,404
Total expenses	818,217
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(119,254)
Fees waived by Distributor — Class C	(23,178)
Total net expenses	675,785
Net investment income	3,148,376
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	384,445
Net realized gain	384,445
Net change in unrealized appreciation (depreciation) on:
Investments	3,806,689
Net change in unrealized appreciation (depreciation)	3,806,689
Net realized and unrealized gain	4,191,134
Net increase in net assets resulting from operations	$7,339,510

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia New York Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013(a)(b)
Operations
Net investment income	$3,148,376	$6,718,043
Net realized gain	384,445	1,216,313
Net change in unrealized appreciation (depreciation)	3,806,689	(14,263,344)
Net increase (decrease) in net assets resulting from operations	7,339,510	(6,328,988)
Distributions to shareholders
Net investment income
Class A	(2,706,691)	(5,865,166)
Class B	(10,812)	(29,594)
Class C	(258,959)	(596,393)
Class R4	(70)	(57)
Class R5	(356)	(90)
Class Z	(151,458)	(188,432)
Net realized gains
Class A	(961,038)	(964,902)
Class B	(5,041)	(7,428)
Class C	(107,407)	(110,755)
Class R4	(16)	—
Class R5	(15)	(13)
Class Z	(48,653)	(5,533)
Total distributions to shareholders	(4,250,516)	(7,768,363)
Increase (decrease) in net assets from capital stock activity	(3,075,682)	(16,261,740)
Total increase (decrease) in net assets	13,312	(30,359,091)
Net assets at beginning of period	170,211,546	200,570,637
Net assets at end of period	$170,224,858	$170,211,546
Undistributed net investment income	$373,682	$353,652

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to October 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia New York Tax-Exempt Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014
	(Unaudited)		Year Ended October 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	1,202,098	8,647,617	1,676,945	12,757,758
Distributions reinvested	416,109	2,995,139	720,949	5,430,735
Redemptions	(1,856,500)	(13,318,244)	(5,173,906)	(38,510,384)
Net decrease	(238,293)	(1,675,488)	(2,776,012)	(20,321,891)
Class B shares
Subscriptions	567	4,075	1,016	7,677
Distributions reinvested	1,084	7,791	2,861	21,689
Redemptions(c)	(14,526)	(103,948)	(75,268)	(569,116)
Net decrease	(12,875)	(92,082)	(71,391)	(539,750)
Class C shares
Subscriptions	142,063	1,025,916	345,250	2,621,770
Distributions reinvested	32,822	236,106	63,230	476,946
Redemptions	(292,831)	(2,099,057)	(763,342)	(5,661,238)
Net decrease	(117,946)	(837,035)	(354,862)	(2,562,522)
Class R4 shares
Subscriptions	1,061	7,696	328	2,500
Distributions reinvested	—	—	1	8
Net increase	1,061	7,696	329	2,508
Class R5 shares
Subscriptions	12,785	90,667	321	2,500
Distributions reinvested	—	—	1	8
Redemptions	(11,723)	(84,407)	—	—
Net increase	1,062	6,260	322	2,508
Class Z shares
Subscriptions	128,660	915,373	1,140,510	8,538,104
Distributions reinvested	3,111	22,379	6,288	47,273
Redemptions	(198,990)	(1,422,785)	(193,980)	(1,427,970)
Net increase (decrease)	(67,219)	(485,033)	952,818	7,157,407
Total net decrease	(434,210)	(3,075,682)	(2,248,796)	(16,261,740)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to October 31, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia New York Tax-Exempt Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2014		Year Ended October 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$7.21		$7.76		$7.27		$7.34		$7.25		$6.55
Income from investment operations:
Net investment income	0.14		0.27		0.28		0.29		0.30		0.31
Net realized and unrealized gain (loss)	0.18		(0.51)		0.50		(0.06	)(a)	0.31		0.78
Total from investment operations	0.32		(0.24)		0.78		0.23		0.61		1.09
Less distributions to shareholders:
Net investment income	(0.13)		(0.27)		(0.28)		(0.29)		(0.34)		(0.30)
Net realized gains	(0.05)		(0.04)		(0.01)		(0.01)		(0.18)		(0.09)
Total distributions to shareholders	(0.18)		(0.31)		(0.29)		(0.30)		(0.52)		(0.39)
Net asset value, end of period	$7.35		$7.21		$7.76		$7.27		$7.34		$7.25
Total return	4.57%		(3.20%)		10.90%		3.40%		8.86%		17.24%
Ratios to average net assets(b)
Total gross expenses	0.92	%(c)	0.91%		0.93%		1.02%		1.12%		1.09%
Total net expenses(d)	0.78	%(c)	0.78	%(e)	0.79	%(e)	0.82	%(e)	0.84	%(e)	0.84	%(e)
Net investment income	3.83	%(c)	3.57%		3.70%		4.04%		4.11%		4.47%
Supplemental data
Net assets, end of period (in thousands)	$146,369		$145,384		$177,945		$163,405		$54,888		$50,469
Portfolio turnover	6%		15%		24%		22%		9%		20%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia New York Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$7.21		$7.76		$7.27		$7.34		$7.25		$6.55
Income from investment operations:
Net investment income	0.11		0.21		0.22		0.24		0.24		0.25
Net realized and unrealized gain (loss)	0.19		(0.51)		0.50		(0.06	)(a)	0.32		0.78
Total from investment operations	0.30		(0.30)		0.72		0.18		0.56		1.03
Less distributions to shareholders:
Net investment income	(0.11)		(0.21)		(0.22)		(0.24)		(0.29)		(0.24)
Net realized gains	(0.05)		(0.04)		(0.01)		(0.01)		(0.18)		(0.09)
Total distributions to shareholders	(0.16)		(0.25)		(0.23)		(0.25)		(0.47)		(0.33)
Net asset value, end of period	$7.35		$7.21		$7.76		$7.27		$7.34		$7.25
Total return	4.19%		(3.93%)		10.08%		2.62%		8.05%		16.38%
Ratios to average net assets(b)
Total gross expenses	1.67	%(c)	1.66%		1.70%		1.87%		1.87%		1.84%
Total net expenses(d)	1.53	%(c)	1.53	%(e)	1.54	%(e)	1.60	%(e)	1.59	%(e)	1.59	%(e)
Net investment income	3.08	%(c)	2.80%		2.95%		3.38%		3.38%		3.73%
Supplemental data
Net assets, end of period (in thousands)	$698		$778		$1,390		$2,202		$4,540		$8,217
Portfolio turnover	6%		15%		24%		22%		9%		20%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia New York Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$7.21		$7.76		$7.27		$7.34		$7.25		$6.55
Income from investment operations:
Net investment income	0.12		0.23		0.25		0.26		0.26		0.28
Net realized and unrealized gain (loss)	0.19		(0.51)		0.50		(0.06	)(a)	0.32		0.78
Total from investment operations	0.31		(0.28)		0.75		0.20		0.58		1.06
Less distributions to shareholders:
Net investment income	(0.12)		(0.23)		(0.25)		(0.26)		(0.31)		(0.27)
Net realized gains	(0.05)		(0.04)		(0.01)		(0.01)		(0.18)		(0.09)
Total distributions to shareholders	(0.17)		(0.27)		(0.26)		(0.27)		(0.49)		(0.36)
Net asset value, end of period	$7.35		$7.21		$7.76		$7.27		$7.34		$7.25
Total return	4.34%		(3.64%)		10.41%		2.95%		8.37%		16.72%
Ratios to average net assets(b)
Total gross expenses	1.67	%(c)	1.66%		1.68%		1.82%		1.87%		1.84%
Total net expenses(d)	1.23	%(c)	1.23	%(e)	1.24	%(e)	1.28	%(e)	1.29	%(e)	1.29	%(e)
Net investment income	3.38	%(c)	3.12%		3.24%		3.64%		3.66%		4.02%
Supplemental data
Net assets, end of period (in thousands)	$15,694		$16,254		$20,240		$16,164		$9,401		$9,031
Portfolio turnover	6%		15%		24%		22%		9%		20%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia New York Tax-Exempt Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
Per share data
Net asset value, beginning of period	$7.20		$7.63
Income from investment operations:
Net investment income	0.15		0.18
Net realized and unrealized gain (loss)	0.18		(0.43)
Total from investment operations	0.33		(0.25)
Less distributions to shareholders:
Net investment income	(0.14)		(0.18)
Net realized gains	(0.05)		—
Total distributions to shareholders	(0.19)		(0.18)
Net asset value, end of period	$7.34		$7.20
Total return	4.71%		(3.35%)
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)	0.69	%(c)
Total net expenses(d)	0.53	%(c)	0.53	%(c)(e)
Net investment income	4.10	%(c)	3.88	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$2
Portfolio turnover	6%		15%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia New York Tax-Exempt Fund

Financial Highlights (continued)

Class R5	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
Per share data
Net asset value, beginning of period	$7.20		$7.79
Income from investment operations:
Net investment income	0.15		0.28
Net realized and unrealized gain (loss)	0.17		(0.55)
Total from investment operations	0.32		(0.27)
Less distributions to shareholders:
Net investment income	(0.14)		(0.28)
Net realized gains	(0.05)		(0.04)
Total distributions to shareholders	(0.19)		(0.32)
Net asset value, end of period	$7.33		$7.20
Total return	4.59%		(3.52%)
Ratios to average net assets(b)
Total gross expenses	0.64	%(c)	0.62	%(c)
Total net expenses(d)	0.49	%(c)	0.50	%(c)
Net investment income	4.26	%(c)	3.85	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$2
Portfolio turnover	6%		15%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to October 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia New York Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class Z	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$7.21		$7.76		$7.27		$7.25
Income from investment operations:
Net investment income	0.15		0.29		0.30		0.05
Net realized and unrealized gain (loss)	0.17		(0.51)		0.50		0.02
Total from investment operations	0.32		(0.22)		0.80		0.07
Less distributions to shareholders:
Net investment income	(0.14)		(0.29)		(0.30)		(0.05)
Net realized gains	(0.05)		(0.04)		(0.01)		—
Total distributions to shareholders	(0.19)		(0.33)		(0.31)		(0.05)
Net asset value, end of period	$7.34		$7.21		$7.76		$7.27
Total return	4.56%		(2.96%)		11.19%		0.96%
Ratios to average net assets(b)
Total gross expenses	0.67	%(c)	0.65%		0.66%		0.61	%(c)
Total net expenses(d)	0.53	%(c)	0.53	%(e)	0.54	%(e)	0.52	%(c)
Net investment income	4.07	%(c)	3.86%		3.90%		4.19	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7,444		$7,791		$995		$5
Portfolio turnover	6%		15%		24%		22%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 (commencement of operations) to October 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia New York Tax-Exempt Fund

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

Columbia New York Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2014
24

Columbia New York Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2014 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2014 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Semiannual Report 2014
25

Columbia New York Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended April 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.11%
Class B	0.11
Class C	0.11
Class R4	0.12
Class R5	0.05
Class Z	0.11

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At April 30, 2014, the Fund's total potential future obligation over the life of the Guaranty is $64,106. The liability remaining at April 30, 2014 for non-recurring charges associated with the lease amounted to $36,590 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $58,310 for Class A, $551 for Class B and $333 for Class C shares for the six months ended April 30, 2014.

Semiannual Report 2014
26

Columbia New York Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2014 through February 28, 2015	Prior to March 1, 2014
Class A	0.78%	0.78%
Class B	1.53	1.53
Class C	1.53	1.53
Class R4	0.53	0.53
Class R5	0.50	0.49
Class Z	0.53	0.53

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes was approximately $157,478,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,851,000
Unrealized depreciation	(1,335,000)
Net unrealized appreciation	$10,516,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $9,447,550 and $10,874,897, respectively, for the six months ended April 30, 2014.

Note 6. Shareholder Concentration

At April 30, 2014, one unaffiliated shareholder of record owned 12.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the

Semiannual Report 2014
27

Columbia New York Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended April 30, 2014.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
28

Columbia New York Tax-Exempt Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
29

Columbia New York Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR205_10_D01_(06/14)

Semiannual Report

April 30, 2014

Columbia California Tax-Exempt Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances.

Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor's 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia California Tax-Exempt Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	15
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	25
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia California Tax-Exempt Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia California Tax-Exempt Fund (the Fund) Class A shares returned 5.76% excluding sales charges for the six-month period that ended April 30, 2014. Class Z shares of the Fund returned 5.75% for the same time period.

>  During the six-month period, the Barclays California Municipal Bond Index returned 4.87% and the broader Barclays Municipal Bond Index returned 4.08%.

Average Annual Total Returns (%) (for period ended April 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	06/16/86
Excluding sales charges		5.76	1.23	6.87	5.11
Including sales charges		0.68	-3.56	5.83	4.60
Class B	08/04/92
Excluding sales charges		5.36	0.48	6.07	4.33
Including sales charges		0.36	-4.34	5.75	4.33
Class C	08/01/97
Excluding sales charges		5.52	0.66	6.38	4.64
Including sales charges		4.52	-0.31	6.38	4.64
Class R4*	03/19/13	5.75	1.49	6.92	5.14
Class Z*	09/19/05	5.75	1.36	7.12	5.32
Barclays California Municipal Bond Index		4.87	1.81	6.42	5.18
Barclays Municipal Bond Index		4.08	0.50	5.54	4.83

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays California Municipal Bond Index is a subset of the Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of California.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia California Tax-Exempt Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at April 30, 2014)
AAA rating	2.4
AA rating	14.5
A rating	53.7
BBB rating	18.1
Non-investment grade	2.6
Not rated	8.7
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Catherine Stienstra

Semiannual Report 2014
3

Columbia California Tax-Exempt Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2013 – April 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,057.60	1,020.93	3.98	3.91	0.78
Class B	1,000.00	1,000.00	1,053.60	1,017.21	7.79	7.65	1.53
Class C	1,000.00	1,000.00	1,055.20	1,018.70	6.27	6.16	1.23
Class R4	1,000.00	1,000.00	1,057.50	1,022.12	2.75	2.71	0.54
Class Z	1,000.00	1,000.00	1,057.50	1,022.17	2.70	2.66	0.53

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia California Tax-Exempt Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.3%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.5%
City of Fresno Airport(a) Refunding Revenue Bonds Series 2013B AMT 07/01/28	5.000%	500,000	523,175
07/01/30	5.125%	1,050,000	1,098,794
County of Orange Airport Revenue Bonds Series 2009A 07/01/39	5.250%	2,500,000	2,701,525
County of Sacramento Airport System Revenue Bonds Senior Series 2009B 07/01/39	5.750%	3,000,000	3,421,410
County of Sacramento Airport System(a) Revenue Bonds Senior Series 2008B (AGM) AMT 07/01/39	5.250%	1,000,000	1,049,860
San Francisco City & County Airports Commission(a) Refunding Revenue Bonds 2nd Series 2008-34E (AGM) AMT 05/01/25	5.750%	1,500,000	1,696,410
2nd Series 2011F AMT 05/01/29	5.000%	5,210,000	5,631,176
Total			16,122,350
Disposal 0.5%
California Pollution Control Financing Authority Refunding Revenue Bonds Waste Management Series 2002A AMT(a) 01/01/22	5.000%	2,000,000	2,132,880
Higher Education 5.8%
California Educational Facilities Authority Revenue Bonds California College of the Arts Series 2005 06/01/26	5.000%	1,000,000	1,008,480
California Lutheran University Series 2008 10/01/21	5.250%	665,000	722,609
10/01/38	5.750%	3,000,000	3,189,390
Chapman University Series 2011 04/01/31	5.000%	4,375,000	4,755,450
Loyola Marymount University Series 2010A 10/01/40	5.125%	1,250,000	1,323,975
Woodbury University Series 2006 01/01/25	5.000%	1,830,000	1,834,410

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority Revenue Bonds Biola University Series 2008 10/01/28	5.800%	2,000,000	2,155,800
Series 2013 10/01/38	5.000%	1,000,000	1,042,690
10/01/42	5.000%	2,360,000	2,449,704
California State University Revenue Bonds Systemwide Series 2009A 11/01/40	6.000%	2,000,000	2,352,340
California Statewide Communities Development Authority Revenue Bonds California Baptist University Series 2014A 11/01/43	6.375%	3,000,000	3,168,390
Lancer Plaza Project Series 2013 11/01/33	5.625%	1,400,000	1,406,650
11/01/43	5.875%	1,875,000	1,882,444
Total			27,292,332
Hospital 12.2%
California Health Facilities Financing Authority Refunding Revenue Bonds Cedars Sinai Medical Center Series 2005 11/15/34	5.000%	4,025,000	4,233,213
Revenue Bonds Adventist Health System West Series 2009A 09/01/39	5.750%	7,000,000	7,990,780
Catholic Healthcare Series 2011A 03/01/41	5.250%	3,000,000	3,168,900
Catholic Healthcare West Series 2009A 07/01/39	6.000%	1,000,000	1,110,740
Series 2009E 07/01/25	5.625%	1,125,000	1,257,964
Kaiser Permanente Series 2006A 04/01/39	5.250%	3,350,000	3,440,249
Providence Health & Services Series 2008C 10/01/28	6.250%	500,000	598,990
St. Joseph Health System Series 2009A 07/01/29	5.500%	1,500,000	1,729,845
St. Joseph Health Systems Series 2013A 07/01/37	5.000%	2,000,000	2,160,120

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sutter Health Series 2008A 08/15/30	5.000%	2,500,000	2,661,450
Series 2011B 08/15/31	5.875%	1,815,000	2,153,715
Unrefunded Revenue Bonds Providence Health Series 2008 10/01/38	6.500%	1,470,000	1,729,529
California Municipal Finance Authority Certificate of Participation Community Hospital of Central California Series 2007 02/01/37	5.250%	2,500,000	2,531,700
Revenue Bonds Community Hospitals of Central California Series 2009 02/01/39	5.500%	4,000,000	4,126,000
California Statewide Communities Development Authority Revenue Bonds Catholic Healthcare West Series 2008B 07/01/30	5.500%	1,935,000	2,122,540
Henry Mayo Newhall Memorial Series 2014A (AGM) 10/01/43	5.250%	1,500,000	1,592,700
John Muir Health Series 2006A 08/15/32	5.000%	3,000,000	3,158,550
Series 2009 07/01/39	5.125%	500,000	533,220
Sutter Health Series 2011A 08/15/42	6.000%	2,000,000	2,369,160
Various Kaiser Series 2001C 08/01/31	5.250%	1,100,000	1,152,734
City of Marysville Revenue Bonds Fremont-Rideout Health Series 2011 01/01/42	5.250%	4,000,000	4,173,280
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A 09/01/30	5.000%	3,000,000	3,188,730
Total			57,184,109
Investor Owned 1.1%
City of Chula Vista Revenue Bonds San Diego Gas & Electric Co. Series 2004D 01/01/34	5.875%	1,000,000	1,147,070

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chula Vista(a) Revenue Bonds San Diego Gas & Electric Co. Series 2005D AMT 12/01/27	5.000%	3,500,000	3,759,945
Total			4,907,015
Joint Power Authority 0.4%
Puerto Rico Electric Power Authority Revenue Bonds Series 2013A(b) 07/01/36	6.750%	3,000,000	1,943,700
Local Appropriation 4.3%
City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC) 11/01/23	5.000%	2,235,000	2,243,515
Los Angeles Municipal Improvement Corp. Revenue Bonds Capital Equipment Series 2008A 09/01/24	5.000%	1,000,000	1,078,730
Series 2008B 09/01/38	5.000%	3,000,000	3,102,480
Pico Rivera Public Financing Authority Revenue Bonds Series 2009 09/01/31	5.500%	1,500,000	1,641,735
Sacramento City Schools Joint Powers Financing Authority Refunding Revenue Bonds Series 2006A 03/01/40	5.000%	2,000,000	2,067,400
San Jose Financing Authority Refunding Revenue Bonds Civic Center Project Series 2013A 06/01/33	5.000%	5,000,000	5,513,800
San Mateo County Board of Education Refunding Certificate of Participation Series 2009 06/01/35	5.250%	2,000,000	2,133,860
Victor Elementary School District Certificate of Participation School Construction Refinancing Series 1996 (NPFGC) 05/01/18	6.450%	2,265,000	2,444,909
Total			20,226,429

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 5.1%
Central Valley Schools Financing Authority Refunding Revenue Bonds School District General Obligation Bond Program Series 1998A (NPFGC) 02/01/18	6.450%	635,000	690,423
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC) 08/01/26	5.250%	2,010,000	2,350,836
Grossmont Healthcare District Unlimited General Obligation Bonds 2006 Election Series 2011B 07/15/34	6.000%	2,000,000	2,339,600
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D 01/01/34	5.000%	750,000	835,095
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC)(c) 08/01/32	0.000%	5,440,000	2,027,869
Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A 08/01/33	5.500%	3,125,000	3,539,719
New Haven Unified School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM) 08/01/17	12.000%	1,565,000	2,105,520
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Election of 2006 Series 2012A 08/01/22	5.000%	750,000	830,663
08/01/32	5.500%	2,500,000	2,677,700
Series 2013 08/01/30	6.250%	1,095,000	1,281,752
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC)(c) 07/01/20	0.000%	3,460,000	2,783,362
San Bernardino City Unified School District Unlimited General Obligation Refunding Bonds Series 2013A (AGM) 08/01/28	5.000%	1,250,000	1,388,687

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC) 08/01/22	5.250%	925,000	989,870
Total			23,841,096
Multi-Family 2.2%
California Housing Finance Agency Revenue Bonds Multifamily Housing III Series 1999A AMT(a) 02/01/36	5.375%	2,280,000	2,280,684
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2006 05/15/38	5.000%	2,500,000	2,527,000
Series 2012 05/15/31	5.125%	2,000,000	2,117,980
Revenue Bonds CHF-Irvine LLC-UCI East Campus Series 2008 05/15/17	5.000%	1,600,000	1,777,808
University of California Irvine East Campus Apartments Series 2008 05/15/32	5.750%	1,500,000	1,606,860
Total			10,310,332
Municipal Power 3.0%
Anaheim Public Financing Authority Revenue Bonds Anaheim Electric Systems Distribution Series 2009 10/01/25	5.000%	1,000,000	1,117,460
City of Redding Certificate of Participation Series 2008A (AGM) 06/01/27	5.000%	865,000	964,562
City of Riverside Electric Revenue Bonds Series 2008D (AGM) 10/01/28	5.000%	1,325,000	1,432,179
City of Vernon Electric System Revenue Bonds Series 2009A 08/01/21	5.125%	2,730,000	3,025,522
Series 2012A 08/01/30	5.000%	1,000,000	1,056,670
Imperial Irrigation District Refunding Revenue Bonds System Series 2011A 11/01/31	6.250%	1,000,000	1,156,190

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Modesto Irrigation District Certificate of Participation Series 2004B 07/01/35	5.500%	2,000,000	2,140,200
Southern California Public Power Authority Revenue Bonds Milford Wind Corridor Project Series 2010-1 07/01/30	5.000%	500,000	566,770
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC) 01/01/29	5.000%	2,500,000	2,509,325
Total			13,968,878
Other Bond Issue 1.8%
California Infrastructure & Economic Development Bank Revenue Bonds Series 2008 02/01/33	5.250%	3,000,000	3,270,750
02/01/38	5.250%	3,050,000	3,279,177
San Diego County Regional Airport Authority Revenue Bonds Consolidated Rental Car Facility Project Series 2014A 07/01/44	5.000%	1,500,000	1,590,750
Total			8,140,677
Ports 1.1%
Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A 03/01/40	5.125%	5,000,000	5,271,300
Prep School 0.3%
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010 07/01/30	6.000%	1,420,000	1,433,064
Prepaid Gas 0.3%
M-S-R Energy Authority Revenue Bonds Series 2009B 11/01/34	7.000%	1,000,000	1,342,240
Refunded/Escrowed 4.6%
California Health Facilities Financing Authority Prerefunded 02/01/20 Revenue Bonds Insured Episcopal Home Series 2010B 02/01/32	6.000%	2,000,000	2,485,220

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 10/01/18 Revenue Bonds Providence Health Series 2008 10/01/38	6.500%	30,000	37,064
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Presbyterian Hospital Series 2011 12/01/40	6.000%	1,000,000	1,288,960
City of Pomona Refunding Revenue Bonds Series 1990B Escrowed to Maturity (GNMA/FHLMC) 08/01/23	7.500%	820,000	1,047,623
City of Redding Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC)(d) 07/01/22	12.168%	400,000	562,384
County of Riverside Revenue Bonds Series 1989A Escrowed to Maturity (GNMA) AMT(a) 05/01/21	7.800%	2,500,000	3,421,300
Los Angeles Harbor Department Revenue Bonds Series 1988 Escrowed to Maturity 10/01/18	7.600%	455,000	529,238
San Bernardino Community College District Prerefunded 08/01/18 Unlimited General Obligation Bonds Election of 2002 Series 2008A 08/01/33	6.250%	1,000,000	1,219,650
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity(c) 01/01/20	0.000%	12,000,000	11,050,080
Total			21,641,519
Resource Recovery 0.6%
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT(a)(e)(f) 12/01/32	7.500%	2,825,000	2,843,504
Retirement Communities 3.1%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011 07/01/31	6.000%	2,200,000	2,425,654
Series 2012 07/01/47	5.000%	4,000,000	3,984,480

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority Refunding Revenue Bonds Episcopal Communities and Services Series 2012 05/15/42	5.000%	3,000,000	3,025,620
Revenue Bonds American Baptist Homes West Series 2010 10/01/39	6.250%	1,500,000	1,599,690
Covenant Retirement Communities, Inc. Series 2013 12/01/36	5.625%	2,000,000	2,081,820
Eskaton Properties, Inc. Series 2012 11/15/34	5.250%	1,250,000	1,289,013
Total			14,406,277
Single Family 0.7%
California Housing Finance Agency(a) Revenue Bonds Home Mortgage Series 2006H (FGIC) AMT 08/01/30	5.750%	435,000	454,858
Series 2006K AMT 08/01/26	4.625%	2,500,000	2,528,075
02/01/42	5.500%	190,000	193,976
Total			3,176,909
Special Non Property Tax 1.2%
Riverside County Transportation Commission Revenue Bonds Limited Tax Series 2010A 06/01/32	5.000%	5,000,000	5,473,750
Special Property Tax 20.5%
Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007 09/01/37	5.000%	1,000,000	982,360
Bakersfield Redevelopment Agency Tax Allocation Bonds Old Town Kern Pioneer Series 2009A 08/01/29	7.500%	1,785,000	1,944,472
Southeast Bakersfield Series 2009B 08/01/29	7.250%	835,000	900,097
Carson Redevelopment Agency Successor Agency Tax Allocation Bonds Housing Series 2010A 10/01/30	5.000%	5,000,000	5,260,200

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cerritos Public Financing Authority Tax Allocation Bonds Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC) 11/01/23	6.500%	2,000,000	2,404,020
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/30	5.000%	2,500,000	2,629,700
09/01/38	5.000%	625,000	639,356
City of Carson Special Assessment Bonds District No. 92-1 Series 1992 09/02/22	7.375%	100,000	100,809
City of Palo Alto Refunding & Improvement Special Assessment Bonds Limited Obligation-University Ave. Series 2012 09/02/29	5.000%	800,000	846,896
City of Yucaipa Refunding Special Tax Bonds Community Facilities District No. 98-1 Series 2011 09/01/30	5.375%	1,500,000	1,614,765
Corona-Norca Unified School District Refunding Special Tax Bonds Community Facilities District #98-1 Series 2013 09/01/32	5.000%	1,300,000	1,382,667
Corona-Norco Unified School District Public Financing Authority Refunding Special Tax Bonds Senior Lien Series 2013-A 09/01/32	5.000%	500,000	523,125
Eastern Municipal Water District Special Tax Bonds District No. 2004-27 Cottonwood Series 2006 09/01/27	5.000%	190,000	192,886
09/01/36	5.000%	480,000	482,208
Elk Grove Unified School District Refunding Special Tax Bonds Community Facilities District No. 1 Series 1995 (AMBAC) 12/01/24	6.500%	3,000,000	3,586,860
Elk Grove Unified School District(c) Refunding Special Tax Bonds Capital Appreciation-Community Facilities No. 1 Series 1995 (AMBAC) 12/01/18	0.000%	2,720,000	2,184,459

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Folsom Redevelopment Agency Tax Allocation Bonds Central Folsom Redevelopment Project Series 2009 08/01/29	5.125%	1,000,000	1,039,310
08/01/36	5.500%	1,000,000	1,038,660
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC) 05/01/23	5.250%	2,100,000	2,267,790
Lancaster Financing Authority Subordinated Tax Allocation Bonds No. 5 & 6 Redevelopment Projects Series 2003 (NPFGC) 02/01/17	5.125%	1,270,000	1,379,855
Long Beach Bond Finance Authority Tax Allocation Bonds Series 2006C (AMBAC) 08/01/31	5.500%	3,250,000	3,224,683
Los Angeles Community Redevelopment Agency Tax Allocation Bonds Hollywood Redevelopment Project Series 1998C (NPFGC) 07/01/18	5.375%	1,665,000	1,837,377
Los Angeles County Public Works Financing Authority Refunding Revenue Bonds Senior Lien Series 1996A (AGM) 10/01/18	5.500%	1,520,000	1,669,826
Mountain View Shoreline Regional Park Community Tax Allocation Bonds Series 2011A 08/01/35	5.625%	1,300,000	1,413,009
08/01/40	5.750%	2,000,000	2,194,580
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004 06/01/33	5.375%	1,500,000	1,499,880
Oakland Redevelopment Successor Agency Refunding Tax Allocation Bonds Subordinated Series 2013 09/01/19	5.000%	3,000,000	3,443,820
09/01/20	5.000%	2,000,000	2,294,540
Oceanside Community Facilities District Special Tax Bonds Ocean Ranch Corp. Series 2004 09/01/34	5.875%	1,000,000	1,002,150

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A 07/01/27	6.000%	4,780,000	5,290,361
Pittsburg Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Series 1999 (AMBAC)(c) 08/01/24	0.000%	2,100,000	1,312,332
Poway Unified School District Special Tax Bonds Community Facilities District No. 6-4S Ranch Series 2012 09/01/31	5.000%	1,370,000	1,458,242
Rancho Cucamonga Redevelopment Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC) 09/01/34	5.000%	3,200,000	3,263,744
Riverside Public Financing Authority Unrefunded Revenue Bonds Multiple Loans Series 1991A 02/01/18	8.000%	15,000	15,174
San Diego Redevelopment Agency Tax Allocation Bonds Capital Appreciation Series 2001 (AGM)(c) 09/01/20	0.000%	3,630,000	3,039,762
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay North Redevelopment Series 2009C 08/01/29	6.000%	1,035,000	1,159,159
08/01/39	6.500%	2,625,000	2,954,096
Mission Bay South Redevelopment Series 2009D 08/01/29	6.375%	1,000,000	1,118,470
Mission Bay South Redevelopment Project Series 2014A 08/01/43	5.000%	1,000,000	1,039,800
San Francisco Redevelopment Projects Series 2009B 08/01/28	6.125%	1,010,000	1,127,291
08/01/32	6.500%	500,000	559,155
Series 2011B 08/01/26	6.125%	500,000	571,030
08/01/31	6.250%	2,600,000	2,916,862
08/01/41	6.625%	1,600,000	1,797,936
Santa Monica Redevelopment Agency Tax Allocation Bonds Earthquake Recovery Redevelopment Series 2011 07/01/36	5.875%	1,250,000	1,419,763

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A 08/01/31	7.000%	1,000,000	1,194,860
Sulphur Springs Union School District Refunding Special Tax Bonds Community Facilities District No. 2002-1-SE Series 2012 09/01/30	5.000%	1,270,000	1,373,238
09/01/31	5.000%	1,365,000	1,464,877
09/01/33	5.000%	1,000,000	1,052,840
Temecula Redevelopment Agency Tax Allocation Bonds Housing Redevelopment Project No. 1 Series 2011A 08/01/31	6.750%	1,000,000	1,191,690
08/01/39	7.000%	2,100,000	2,500,344
Union City Community Redevelopment Agency Tax Allocation Bonds Subordinated Lien-Community Redevelopment Project Series 2011 12/01/33	6.875%	1,500,000	1,800,360
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996 09/01/17	6.000%	2,435,000	2,608,031
Yorba Linda Redevelopment Agency Tax Allocation Bonds Subordinated Lien-Redevelopment Project Series 2011A 09/01/26	6.000%	1,000,000	1,131,430
09/01/32	6.500%	2,000,000	2,339,980
Total			95,681,187
State Appropriated 9.3%
California State Public Works Board Refunding Revenue Bonds Department of Corrections State Prisons Series 1993A (AMBAC) 12/01/19	5.000%	6,000,000	6,677,580
Various Capital Projects Series 2012-G 11/01/37	5.000%	2,825,000	3,014,331
Series 2012G 11/01/29	5.000%	2,500,000	2,762,125
Revenue Bonds Judical Council Projects Series 2013A 03/01/38	5.000%	2,500,000	2,669,050
Judicial Council Projects Series 2011D 12/01/31	5.000%	5,100,000	5,556,042
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013A 03/01/32	5.000%	1,500,000	1,637,490
Series 2014A 09/01/39	5.000%	3,895,000	4,180,932
Series 2014B 10/01/39	5.000%	1,000,000	1,073,910
State University Projects Series 2011B 10/01/31	5.000%	1,200,000	1,305,240
Various Capital Projects Series 2011A 10/01/31	5.125%	5,000,000	5,478,850
Subordinated Series 2009I-1 11/01/29	6.125%	5,000,000	5,981,200
Subordinated Series 2010A-1 03/01/35	6.000%	2,750,000	3,282,950
Total			43,619,700
State General Obligation 12.6%
State of California Unlimited General Obligation Bonds Series 2008 08/01/34	5.000%	3,000,000	3,270,300
Series 2010 11/01/29	5.200%	1,000,000	1,152,050
Various Purpose Series 2005 03/01/32	5.000%	1,000,000	1,053,610
Series 2007 12/01/31	5.000%	3,500,000	3,829,770
12/01/32	5.000%	5,000,000	5,454,850
Series 2009 04/01/25	5.625%	500,000	590,160
10/01/29	5.000%	4,500,000	5,040,135
04/01/31	5.750%	2,750,000	3,212,550
04/01/35	6.000%	4,000,000	4,709,040
04/01/38	6.000%	10,500,000	12,345,165
11/01/39	5.500%	4,965,000	5,628,026
Series 2010 03/01/24	5.250%	1,000,000	1,164,370
03/01/30	5.250%	1,000,000	1,140,860
03/01/33	6.000%	4,000,000	4,794,160
03/01/40	5.500%	4,800,000	5,443,344
Unrefunded Unlimited General Obligation Bonds Series 2004 04/01/29	5.300%	2,000	2,008
Total			58,830,398
Turnpike/Bridge/Toll Road 1.4%
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Series 2014A 01/15/46	5.750%	2,850,000	3,026,102

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Senior Lien Series 1995A (NPFGC) 01/01/35	5.000%	2,000,000	2,000,200
Riverside County Transportation Commission Revenue Bonds Senior Lien Series 2013A 06/01/48	5.750%	1,500,000	1,578,360
Total			6,604,662
Water & Sewer 2.7%
City of Big Bear Lake Water Refunding Revenue Bonds Series 1996 (NPFGC) 04/01/15	6.000%	370,000	382,395
City of Lodi Certificate of Participation Series 2007A (AGM) 10/01/37	5.000%	1,250,000	1,294,387
Eastern Municipal Water District Certificate of Participation Series 2008H 07/01/33	5.000%	1,000,000	1,116,670
Rowland Water District Certificate of Participation Recycled Water Project Series 2008 12/01/39	6.250%	2,235,000	2,603,060
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A 05/15/34	5.250%	1,500,000	1,707,930
05/15/39	5.250%	3,000,000	3,369,870
San Diego Public Facilities Financing Authority Revenue Bonds Series 2009B 08/01/34	5.375%	2,000,000	2,297,880
Total			12,772,192
Total Municipal Bonds (Cost: $419,366,861)			459,166,500

Money Market Funds 0.5%

	Shares	Value ($)
Dreyfus General California Municipal Money Market Fund, 0.000%(g)	2,011,912	2,011,912
JPMorgan Tax-Free Money Market Fund, 0.010%(g)	253,173	253,173
Total Money Market Funds (Cost: $2,265,085)		2,265,085
Total Investments (Cost: $421,631,946)		461,431,585
Other Assets & Liabilities, Net		5,790,026
Net Assets		467,221,611

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2014, the value of these securities amounted to $1,943,700 or 0.42% of net assets.

(c)  Zero coupon bond.

(d)  Variable rate security.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $2,843,504 or 0.61% of net assets.

(f)  Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2014 was $2,843,504, representing 0.61% of net assets. Information concerning such security holdings at April 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT 12/01/32 7.500%	12/22/2011	2,825,000

(g)  The rate shown is the seven-day current annualized yield at April 30, 2014.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	459,166,500	—	459,166,500
Total Bonds	—	459,166,500	—	459,166,500
Mutual Funds
Money Market Funds	2,265,085	—	—	2,265,085
Total Mutual Funds	2,265,085	—	—	2,265,085
Total	2,265,085	459,166,500	—	461,431,585

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia California Tax-Exempt Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $421,631,946)	$461,431,585
Receivable for:
Investments sold	418,061
Capital shares sold	1,503,675
Interest	6,035,968
Expense reimbursement due from Investment Manager	1,198
Prepaid expenses	1,226
Trustees' deferred compensation plan	57,235
Other assets	1,438
Total assets	469,450,386
Liabilities
Payable for:
Capital shares purchased	464,122
Dividend distributions to shareholders	1,550,295
Investment management fees	5,111
Distribution and/or service fees	3,212
Transfer agent fees	63,095
Administration fees	865
Compensation of board members	24,707
Chief compliance officer expenses	33
Other expenses	60,100
Trustees' deferred compensation plan	57,235
Total liabilities	2,228,775
Net assets applicable to outstanding capital stock	$467,221,611
Represented by
Paid-in capital	$426,819,711
Undistributed net investment income	91,404
Accumulated net realized gain	510,857
Unrealized appreciation (depreciation) on:
Investments	39,799,639
Total — representing net assets applicable to outstanding capital stock	$467,221,611

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia California Tax-Exempt Fund

Statement of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)

Class A
Net assets	$357,400,147
Shares outstanding	46,111,964
Net asset value per share	$7.75
Maximum offering price per share(a)	$8.14
Class B
Net assets	$473,717
Shares outstanding	61,126
Net asset value per share	$7.75
Class C
Net assets	$39,484,273
Shares outstanding	5,093,352
Net asset value per share	$7.75
Class R4
Net assets	$21,229
Shares outstanding	2,738
Net asset value per share	$7.75
Class Z
Net assets	$69,842,245
Shares outstanding	9,008,363
Net asset value per share	$7.75

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia California Tax-Exempt Fund

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net investment income
Income:
Dividends	$739
Interest	11,336,545
Total income	11,337,284
Expenses:
Investment management fees	920,990
Distribution and/or service fees
Class A	436,808
Class B	3,208
Class C	190,585
Transfer agent fees
Class A	220,074
Class B	404
Class C	24,007
Class R4	2
Class Z	45,451
Administration fees	155,860
Compensation of board members	18,515
Custodian fees	1,859
Printing and postage fees	16,762
Registration fees	16,262
Professional fees	18,814
Chief compliance officer expenses	125
Other	16,698
Total expenses	2,086,424
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(227,747)
Fees waived by Distributor — Class C	(57,175)
Total net expenses	1,801,502
Net investment income	9,535,782
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,132,105
Net realized gain	1,132,105
Net change in unrealized appreciation (depreciation) on:
Investments	15,245,008
Net change in unrealized appreciation (depreciation)	15,245,008
Net realized and unrealized gain	16,377,113
Net increase in net assets resulting from operations	$25,912,895

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013(a)
Operations
Net investment income	$9,535,782	$20,591,071
Net realized gain	1,132,105	3,635,525
Net change in unrealized appreciation (depreciation)	15,245,008	(34,163,023)
Net increase (decrease) in net assets resulting from operations	25,912,895	(9,936,427)
Distributions to shareholders
Net investment income
Class A	(7,233,638)	(15,699,029)
Class B	(10,853)	(35,598)
Class C	(703,157)	(1,511,619)
Class R4	(78)	(63)
Class Z	(1,586,477)	(3,345,308)
Net realized gains
Class A	(2,827,887)	(276,495)
Class B	(5,909)	(932)
Class C	(307,302)	(29,562)
Class R4	(19)	—
Class Z	(554,329)	(54,442)
Total distributions to shareholders	(13,229,649)	(20,953,048)
Increase (decrease) in net assets from capital stock activity	(13,891,965)	(62,827,380)
Total decrease in net assets	(1,208,719)	(93,716,855)
Net assets at beginning of period	468,430,330	562,147,185
Net assets at end of period	$467,221,611	$468,430,330
Undistributed net investment income	$91,404	$89,825

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to October 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions(b)	1,106,934	8,406,168	2,100,772	16,607,171
Distributions reinvested	1,028,235	7,761,382	1,531,575	11,942,961
Redemptions	(3,396,398)	(25,652,352)	(10,137,669)	(78,339,999)
Net decrease	(1,261,229)	(9,484,802)	(6,505,322)	(49,789,867)
Class B shares
Subscriptions	85	639	2,410	19,341
Distributions reinvested	1,956	14,727	4,146	32,508
Redemptions(b)	(42,843)	(326,011)	(86,763)	(675,142)
Net decrease	(40,802)	(310,645)	(80,207)	(623,293)
Class C shares
Subscriptions	401,233	3,030,745	804,466	6,360,219
Distributions reinvested	69,735	526,565	96,897	754,731
Redemptions	(608,461)	(4,577,561)	(1,384,378)	(10,756,621)
Net decrease	(137,493)	(1,020,251)	(483,015)	(3,641,671)
Class R4 shares
Subscriptions	2,423	18,691	314	2,500
Distributions reinvested	—	—	1	9
Net increase	2,423	18,691	315	2,509
Class Z shares
Subscriptions	1,822,160	13,586,787	1,445,948	11,366,678
Distributions reinvested	53,181	402,009	51,005	397,710
Redemptions	(2,256,741)	(17,083,754)	(2,657,247)	(20,539,446)
Net decrease	(381,400)	(3,094,958)	(1,160,294)	(8,775,058)
Total net decrease	(1,818,501)	(13,891,965)	(8,228,523)	(62,827,380)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2014		Year Ended October 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$7.54		$7.99		$7.38		$7.64		$7.30		$6.71
Income from investment operations:
Net investment income	0.16		0.31		0.31		0.31		0.32		0.31
Net realized and unrealized gain (loss)	0.27		(0.45)		0.61		(0.12)		0.36		0.59
Total from investment operations	0.43		(0.14)		0.92		0.19		0.68		0.90
Less distributions to shareholders:
Net investment income	(0.16)		(0.30)		(0.31)		(0.31)		(0.32)		(0.30)
Net realized gains	(0.06)		(0.01)		—		(0.14)		(0.02)		(0.01)
Total distributions to shareholders	(0.22)		(0.31)		(0.31)		(0.45)		(0.34)		(0.31)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$7.75		$7.54		$7.99		$7.38		$7.64		$7.30
Total return	5.76%		(1.80%)		12.63%		2.84%		9.52%		13.76%
Ratios to average net assets(b)
Total gross expenses	0.88	%(c)	0.87%		0.86%		0.92%		0.87%		0.86%
Total net expenses(d)	0.78	%(c)	0.78	%(e)	0.78	%(e)	0.81	%(e)	0.84	%(e)	0.84	%(e)
Net investment income	4.14	%(c)	3.91%		3.97%		4.30%		4.25%		4.38%
Supplemental data
Net assets, end of period (in thousands)	$357,400		$357,344		$430,657		$407,479		$259,552		$265,594
Portfolio turnover	5%		14%		14%		28%		12%		14%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$7.54		$7.99		$7.38		$7.64		$7.30		$6.71
Income from investment operations:
Net investment income	0.13		0.25		0.25		0.25		0.26		0.26
Net realized and unrealized gain (loss)	0.27		(0.45)		0.61		(0.12)		0.36		0.59
Total from investment operations	0.40		(0.20)		0.86		0.13		0.62		0.85
Less distributions to shareholders:
Net investment income	(0.13)		(0.24)		(0.25)		(0.25)		(0.26)		(0.25)
Net realized gains	(0.06)		(0.01)		—		(0.14)		(0.02)		(0.01)
Total distributions to shareholders	(0.19)		(0.25)		(0.25)		(0.39)		(0.28)		(0.26)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$7.75		$7.54		$7.99		$7.38		$7.64		$7.30
Total return	5.36%		(2.53%)		11.78%		2.06%		8.71%		12.92%
Ratios to average net assets(b)
Total gross expenses	1.63	%(c)	1.62%		1.61%		1.68%		1.62%		1.61%
Total net expenses(d)	1.53	%(c)	1.53	%(e)	1.53	%(e)	1.58	%(e)	1.59	%(e)	1.59	%(e)
Net investment income	3.38	%(c)	3.13%		3.22%		3.53%		3.52%		3.65%
Supplemental data
Net assets, end of period (in thousands)	$474		$769		$1,456		$1,989		$2,095		$5,377
Portfolio turnover	5%		14%		14%		28%		12%		14%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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21

Columbia California Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$7.54		$7.99		$7.38		$7.64		$7.30		$6.71
Income from investment operations:
Net investment income	0.14		0.27		0.27		0.28		0.28		0.28
Net realized and unrealized gain (loss)	0.27		(0.44)		0.61		(0.13)		0.37		0.59
Total from investment operations	0.41		(0.17)		0.88		0.15		0.65		0.87
Less distributions to shareholders:
Net investment income	(0.14)		(0.27)		(0.27)		(0.27)		(0.29)		(0.27)
Net realized gains	(0.06)		(0.01)		—		(0.14)		(0.02)		(0.01)
Total distributions to shareholders	(0.20)		(0.28)		(0.27)		(0.41)		(0.31)		(0.28)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$7.75		$7.54		$7.99		$7.38		$7.64		$7.30
Total return	5.52%		(2.24%)		12.12%		2.37%		9.03%		13.25%
Ratios to average net assets(b)
Total gross expenses	1.63	%(c)	1.62%		1.61%		1.69%		1.62%		1.61%
Total net expenses(d)	1.23	%(c)	1.23	%(e)	1.23	%(e)	1.27	%(e)	1.29	%(e)	1.29	%(e)
Net investment income	3.69	%(c)	3.46%		3.52%		3.86%		3.79%		3.91%
Supplemental data
Net assets, end of period (in thousands)	$39,484		$39,465		$45,680		$39,040		$32,080		$28,928
Portfolio turnover	5%		14%		14%		28%		12%		14%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia California Tax-Exempt Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
Per share data
Net asset value, beginning of period	$7.55		$7.97
Income from investment operations:
Net investment income	0.17		0.20
Net realized and unrealized gain (loss)	0.26		(0.42)
Total from investment operations	0.43		(0.22)
Less distributions to shareholders:
Net investment income	(0.17)		(0.20)
Net realized gains	(0.06)		—
Total distributions to shareholders	(0.23)		(0.20)
Net asset value, end of period	$7.75		$7.55
Total return	5.75%		(2.75%)
Ratios to average net assets(b)
Total gross expenses	0.63	%(c)	0.60	%(c)
Total net expenses(d)	0.54	%(c)	0.53	%(c)(e)
Net investment income	4.53	%(c)	4.32	%(c)
Supplemental data
Net assets, end of period (in thousands)	$21		$2
Portfolio turnover	5%		14%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia California Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$7.55		$8.00		$7.38		$7.64		$7.30		$6.71
Income from investment operations:
Net investment income	0.17		0.33		0.33		0.33		0.33		0.32
Net realized and unrealized gain (loss)	0.26		(0.45)		0.62		(0.13)		0.37		0.60
Total from investment operations	0.43		(0.12)		0.95		0.20		0.70		0.92
Less distributions to shareholders:
Net investment income	(0.17)		(0.32)		(0.33)		(0.32)		(0.34)		(0.32)
Net realized gains	(0.06)		(0.01)		—		(0.14)		(0.02)		(0.01)
Total distributions to shareholders	(0.23)		(0.33)		(0.33)		(0.46)		(0.36)		(0.33)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$7.75		$7.55		$8.00		$7.38		$7.64		$7.30
Total return	5.75%		(1.54%)		13.05%		3.05%		9.78%		14.03%
Ratios to average net assets(b)
Total gross expenses	0.63	%(c)	0.62%		0.61%		0.70%		0.63%		0.62%
Total net expenses(d)	0.53	%(c)	0.53	%(e)	0.53	%(e)	0.59	%(e)	0.60	%(e)	0.60	%(e)
Net investment income	4.39	%(c)	4.16%		4.22%		4.57%		4.49%		4.61%
Supplemental data
Net assets, end of period (in thousands)	$69,842		$70,850		$84,354		$76,568		$94,541		$107,246
Portfolio turnover	5%		14%		14%		28%		12%		14%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia California Tax-Exempt Fund

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

Columbia California Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2014
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Columbia California Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2014 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2014 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund.

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Columbia California Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended April 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.13%
Class B	0.13
Class C	0.13
Class R4	0.14
Class Z	0.13

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At April 30, 2014, the Fund's total potential future obligation over the life of the Guaranty is $60,271. The liability remaining at April 30, 2014 for non-recurring charges associated with the lease amounted to $35,486 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $61,132 for Class A, $507 for Class B and $1,782 for Class C shares for the six months ended April 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2014 through February 28, 2015	Prior to March 1, 2014
Class A	0.79%	0.78%
Class B	1.54	1.53
Class C	1.54	1.53
Class R4	0.54	0.53
Class Z	0.54	0.53

Semiannual Report 2014
27

Columbia California Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes was approximately $421,632,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$42,192,000
Unrealized depreciation	(2,392,000)
Net unrealized appreciation	$39,800,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $23,875,892 and $38,192,332, respectively, for the six months ended April 30, 2014.

Note 6. Shareholder Concentration

At April 30, 2014, one unaffiliated shareholder of record owned 23.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended April 30, 2014.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Semiannual Report 2014
28

Columbia California Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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32

Columbia California Tax-Exempt Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
33

Columbia California Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR123_10_D01_(06/14)

Semiannual Report

April 30, 2014

Columbia Massachusetts Intermediate Municipal Bond Fund

(renamed Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund,
effective July 7, 2014)

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances.

Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor's 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Massachusetts Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	22
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Massachusetts Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) Class A shares returned 2.25% excluding sales charges for the six-month period that ended April 30, 2014. Class Z shares of the Fund returned 2.38% for the same time period.

>  The Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index returned 3.14% for the same six months.

>  Effective July 7, 2014, the Fund is renamed Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund.

Average Annual Total Returns (%) (for period ended April 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/09/02
Excluding sales charges		2.25	-0.45	3.91	3.70
Including sales charges		-1.04	-3.69	3.23	3.20
Class B	12/09/02
Excluding sales charges		1.86	-1.27	3.12	2.92
Including sales charges		-1.14	-4.16	3.12	2.92
Class C	12/09/02
Excluding sales charges		2.04	-0.86	3.49	3.29
Including sales charges		1.04	-1.83	3.49	3.29
Class R4*	03/19/13	2.38	-0.21	4.17	3.96
Class T	06/26/00
Excluding sales charges		2.30	-0.35	4.01	3.81
Including sales charges		-2.55	-5.06	3.01	3.30
Class Z	06/14/93	2.38	-0.21	4.17	3.96
Barclays 3-15 Year Blend Municipal Bond Index		3.14	0.97	4.91	4.71

Returns for Class A are shown with and without the maximum initial sales charge of 3.25% (for the six-month, one-year and five-year periods) and 4.75% (for the 10-year period). (Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.) Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at April 30, 2014)
AAA rating	7.0
AA rating	52.7
A rating	24.1
BBB rating	12.7
Non-investment grade	1.5
Not rated	2.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Semiannual Report 2014
3

Columbia Massachusetts Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2013 – April 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,022.50	1,020.78	4.06	4.06	0.81
Class B	1,000.00	1,000.00	1,018.60	1,017.06	7.81	7.80	1.56
Class C	1,000.00	1,000.00	1,020.40	1,018.70	6.16	6.16	1.23
Class R4	1,000.00	1,000.00	1,023.80	1,022.02	2.81	2.81	0.56
Class T	1,000.00	1,000.00	1,023.00	1,021.27	3.56	3.56	0.71
Class Z	1,000.00	1,000.00	1,023.80	1,022.02	2.81	2.81	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.6%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.4%
Massachusetts Port Authority Refunding Revenue Bonds Passenger Facility Charge Series 2007D (AGM) 07/01/17	5.000%	3,000,000	3,371,400
Revenue Bonds Series 2005C (AMBAC) 07/01/22	5.000%	3,500,000	3,688,720
Total			7,060,120
Assisted Living 0.6%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage VOA Concord Series 2007 11/01/17	5.000%	435,000	450,382
11/01/27	5.125%	1,500,000	1,417,500
Total			1,867,882
Higher Education 19.1%
Massachusetts Development Finance Agency Revenue Bonds Boston College Series 2007P 07/01/20	5.000%	3,260,000	3,657,753
Brandeis University Series 2010O-2 10/01/24	5.000%	4,999,999	5,686,100
Emerson College Series 2006A 01/01/20	5.000%	870,000	936,555
01/01/21	5.000%	2,500,000	2,669,700
01/01/23	5.000%	1,000,000	1,060,940
Hampshire College Series 2004 10/01/14	5.150%	45,000	45,453
Massachusetts College-Pharmacy & Allied Health Series 2013 07/01/25	5.000%	675,000	782,798
Merrimack College Series 2012A 07/01/27	5.000%	1,075,000	1,111,335
Mount Holyoke College Series 2008 07/01/23	5.000%	1,285,000	1,460,492
Simmons College Series 2013J 10/01/24	5.250%	500,000	566,355
10/01/25	5.500%	450,000	516,326
Wheelock College Series 2007C 10/01/17	5.000%	960,000	1,040,083

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Worcester Polytechnic Institute Series 2007 (NPFGC) 09/01/22	5.000%	1,710,000	1,899,280
Massachusetts Health & Educational Facilities Authority Revenue Bonds Berklee College of Music Series 2007A 10/01/32	5.000%	2,440,000	2,684,561
Boston College Series 2008M-1 06/01/24	5.500%	3,000,000	3,700,950
Massachusetts Institute of Technology Series 2002K 07/01/17	5.375%	2,275,000	2,610,881
07/01/22	5.500%	1,000,000	1,260,870
Series 2004M 07/01/19	5.250%	610,000	730,414
Northeastern University Series 2008T-1 10/01/28	5.000%	1,750,000	1,952,107
Series 2008T-2 10/01/29	5.000%	4,045,000	4,484,044
Simmons College Series 2009I 10/01/18	6.750%	1,365,000	1,640,457
Suffolk University Series 2009A 07/01/24	6.000%	2,100,000	2,441,943
Tufts University Series 2002J 08/15/16	5.500%	1,500,000	1,670,130
Series 2008 08/15/17	5.000%	1,145,000	1,301,728
Massachusetts State College Building Authority Revenue Bonds Series 2012A 05/01/29	5.000%	3,000,000	3,421,770
University of Massachusetts Building Authority Revenue Bonds Senior Series 2008-2 (AGM) 05/01/21	5.000%	1,510,000	1,709,758
Senior Series 2009-1 05/01/23	5.000%	5,000,000	5,714,850
Total			56,757,633
Hospital 11.5%
Massachusetts Development Finance Agency Revenue Bonds Berkshire Health System Series 2012G 10/01/26	5.000%	1,200,000	1,303,620
Boston Medical Center Series 2012C 07/01/27	5.250%	3,695,000	3,962,075

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Milford Regional Medical Center Series 2014F 07/15/26	5.000%	315,000	327,805
Southcoast Health System Obligation Group Series 2013 07/01/27	5.000%	1,050,000	1,180,032
UMASS Memorial Issue Series 2011H 07/01/26	5.125%	2,000,000	2,077,620
Massachusetts Health & Educational Facilities Authority Revenue Bonds Caregroup Series 1998B-2 (NPFGC) 02/01/27	5.375%	1,585,000	1,775,660
Series 2004D (NPFGC) 07/01/22	5.250%	1,000,000	1,133,200
Series 2008E-2 07/01/19	5.375%	4,675,000	5,321,038
Massachusetts Eye & Ear Infirmary Series 2010C 07/01/17	5.000%	1,425,000	1,557,454
Milford Regional Medical Series 2007E 07/15/17	5.000%	1,050,000	1,142,442
07/15/22	5.000%	1,500,000	1,563,810
Milton Hospital Series 2005D 07/01/30	5.250%	2,150,000	2,157,331
Partners Healthcare Series 2010J-2 07/01/22	5.000%	5,000,000	5,638,750
Partners Healthcare System Series 2005F 07/01/17	5.000%	2,000,000	2,102,020
Series 2007G 07/01/18	5.000%	2,575,000	2,899,012
Total			34,141,869
Human Service Provider 0.5%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005 01/01/20	5.500%	1,355,000	1,371,897
Joint Power Authority 4.2%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1 07/01/24	5.250%	3,785,000	4,131,933
07/01/25	5.000%	2,000,000	2,148,200

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Clean Energy Cooperative Corp. Revenue Bonds Municipal Lighting Plan Cooperative Series 2013 07/01/27	5.000%	2,720,000	3,106,322
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project No. 6 Series 2011 07/01/19	5.000%	2,760,000	3,217,773
Total			12,604,228
Local General Obligation 1.4%
City of Fall River Limited General Obligation Refunding Bonds State Qualified Series 2012 03/01/21	4.000%	335,000	376,865
City of Lawrence Limited General Obligation Refunding Bonds State Qualified Series 2006 (AGM) 02/01/18	5.000%	1,500,000	1,663,050
City of Springfield Limited General Obligation Bonds State Qualified Municipal Purpose Loan Series 2003 (AGM) 08/01/21	4.500%	2,000,000	2,171,320
Total			4,211,235
Municipal Power 0.2%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(a) 10/01/24	5.000%	630,000	722,232
Other Bond Issue 3.0%
Boston Housing Authority Revenue Bonds Series 2008 (AGM) 04/01/20	5.000%	2,135,000	2,349,631
04/01/23	5.000%	1,865,000	2,011,067
04/01/24	5.000%	3,260,000	3,489,048
Massachusetts Development Finance Agency Revenue Bonds Broad Institute Series 2011A 04/01/23	5.250%	1,000,000	1,168,040
Total			9,017,786

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool/Bond Bank 5.3%
Massachusetts Water Pollution Abatement Trust (The) Refunding Revenue Bonds Pool Program Series 2004A 08/01/15	5.250%	3,000,000	3,190,950
Series 2006 08/01/20	5.250%	3,000,000	3,645,510
Revenue Bonds Pool Program Series 2005-11 08/01/19	5.250%	4,465,000	5,351,213
State Revolving Fund Series 2009-14 08/01/24	5.000%	3,100,000	3,575,788
Total			15,763,461
Prep School 1.9%
Massachusetts Development Finance Agency Revenue Bonds Foxborough Regional Charter School Series 2010A 07/01/30	6.375%	3,055,000	3,307,374
Noble & Greenough School Series 2011 04/01/21	4.000%	1,500,000	1,676,550
Park School Series 2012 09/01/20	5.000%	150,000	173,139
09/01/21	5.000%	330,000	382,572
Total			5,539,635
Refunded/Escrowed 8.1%
Commonwealth of Massachusetts Revenue Bonds Capital Appreciation-Federal Highway Series 1998A Escrowed to Maturity(b) 06/15/15	0.000%	4,000,000	3,988,600
Massachusetts Development Finance Agency(c) Prerefunded 05/01/19 Revenue Bonds Dominion Energy Brayton 1 Series 2009 12/01/42	5.750%	3,460,000	4,215,387
Prerefunded 09/01/16 Revenue Bonds Dominion Energy Brayton Series 2010A 12/01/41	2.250%	2,260,000	2,354,355
Massachusetts School Building Authority Prerefunded 08/15/15 Revenue Bonds Series 2005A (AGM) 08/15/26	5.000%	5,000,000	5,308,800

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts State College Building Authority Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC)(b) 05/01/28	0.000%	4,000,000	2,585,760
Massachusetts Water Resources Authority Refunding Revenue Bonds General Series 1998B Escrowed to Maturity (AGM/TCRS) 08/01/15	5.500%	1,095,000	1,167,807
Revenue Bonds General Series 2002J Escrowed to Maturity (AGM/TCRS) 08/01/15	5.250%	3,000,000	3,190,110
Puerto Rico Highways & Transportation Authority Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity(a) 07/01/22	5.250%	1,075,000	1,325,281
Total			24,136,100
Retirement Communities 0.5%
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007 10/01/17	5.000%	845,000	900,930
10/01/18	5.000%	515,000	544,103
Total			1,445,033
Special Non Property Tax 9.8%
Commonwealth of Massachusetts Revenue Bonds Series 2004 (NPFGC) 01/01/19	5.250%	750,000	869,010
Massachusetts Bay Transportation Authority Revenue Bonds Senior Series 2003A 07/01/17	5.250%	1,000,000	1,143,040
07/01/19	5.250%	625,000	746,994
Senior Series 2004C 07/01/18	5.250%	1,000,000	1,172,670
Senior Series 2005B (NPFGC) 07/01/23	5.500%	2,890,000	3,650,619
Senior Series 2006A 07/01/22	5.250%	3,500,000	4,313,400
Senior Series 2008B 07/01/23	5.000%	910,000	1,109,554
Massachusetts School Building Authority Revenue Bonds Series 2007A (AMBAC) 08/15/18	5.000%	5,000,000	5,627,850
Senior Revenue Bonds Series 2011B 10/15/27	5.000%	4,000,000	4,617,240

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Territory of Guam Revenue Bonds Series 2011A(a) 01/01/31	5.000%	950,000	987,962
Virgin Islands Public Finance Authority(a) Refunding Revenue Bonds Gross Receipts Taxes Series 2012A 10/01/22	4.000%	2,000,000	2,087,200
Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A 10/01/25	5.000%	2,755,000	2,961,570
Total			29,287,109
Special Property Tax 1.5%
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011 07/01/25	5.000%	3,210,000	3,660,171
07/01/27	5.000%	775,000	864,768
Total			4,524,939
State Appropriated 0.9%
Massachusetts Development Finance Agency Revenue Bonds Visual & Performing Arts Project Series 2000 08/01/17	6.000%	540,000	625,460
08/01/21	6.000%	1,750,000	2,078,475
Total			2,703,935
State General Obligation 15.1%
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan Series 2002D (AMBAC/TCRS/BNY) 08/01/18	5.500%	3,500,000	4,148,165
Series 2008A 08/01/16	5.000%	2,000,000	2,207,680
Limited General Obligation Refunding Bonds Series 2003D 10/01/17	5.500%	5,000,000	5,794,700
Series 2003D (AMBAC) 10/01/19	5.500%	5,000,000	6,039,950
Series 2003D (NPFGC) 10/01/20	5.500%	2,500,000	3,073,250
Series 2004B 08/01/20	5.250%	3,000,000	3,631,590
Series 2006B (AGM) 09/01/22	5.250%	4,000,000	4,924,400
Unlimited General Obligation Refunding Bonds Series 2003D (AGM) 10/01/19	5.500%	3,500,000	4,227,965

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2004C (AMBAC) 12/01/24	5.500%	5,000,000	6,338,550
Series 2004C (NPFGC) 12/01/19	5.500%	3,795,000	4,592,481
Total			44,978,731
Student Loan 2.7%
Massachusetts Educational Financing Authority Revenue Bonds Issue I Series 2010A 01/01/22	5.500%	4,625,000	5,169,778
Series 2009I 01/01/18	5.125%	2,720,000	2,895,413
Total			8,065,191
Transportation 0.3%
Woods Hole Martha's Vineyard & Nantucket Steamship Authority Revenue Bonds Series 2004B 03/01/18	5.000%	975,000	1,012,274
Turnpike/Bridge/Toll Road 1.7%
Massachusetts Department of Transportation Revenue Bonds Senior Series 2010B 01/01/22	5.000%	2,180,000	2,474,976
01/01/32	5.000%	2,400,000	2,572,080
Total			5,047,056
Water & Sewer 6.9%
Massachusetts Water Resources Authority Refunding Revenue Bonds General Series 2005A (NPFGC/TCRS) 08/01/17	5.250%	6,000,000	6,874,260
Series 2007B (AGM/TCRS) 08/01/23	5.250%	5,500,000	6,803,830
Series 2012B 08/01/28	5.000%	5,000,000	5,775,100
Revenue Bonds General Series 2002J (AGM/TCRS) 08/01/18	5.250%	1,000,000	1,173,600
Total			20,626,790
Total Municipal Bonds (Cost: $267,640,846)			290,885,136

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Money Market Funds 1.6%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(d)	1,027,254	1,027,254
JPMorgan Tax-Free Money Market Fund, 0.010%(d)	3,597,190	3,597,190
Total Money Market Funds (Cost: $4,624,444)		4,624,444
Total Investments (Cost: $272,265,290)		295,509,580
Other Assets & Liabilities, Net		2,469,544
Net Assets		297,979,124

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2014, the value of these securities amounted to $8,084,245 or 2.71% of net assets.

(b)  Zero coupon bond.

(c)  Variable rate security.

(d)  The rate shown is the seven-day current annualized yield at April 30, 2014.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BNY  Bank of New York

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2014:

Description	Level 1 Quoted Prices in Active Markets forIdentical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	290,885,136	—	290,885,136
Total Bonds	—	290,885,136	—	290,885,136
Mutual Funds
Money Market Funds	4,624,444	—	—	4,624,444
Total Mutual Funds	4,624,444	—	—	4,624,444
Total	4,624,444	290,885,136	—	295,509,580

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Massachusetts Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $272,265,290)	$295,509,580
Receivable for:
Capital shares sold	173,886
Interest	3,369,830
Expense reimbursement due from Investment Manager	1,257
Prepaid expenses	826
Trustees' deferred compensation plan	42,097
Other assets	12,651
Total assets	299,110,127
Liabilities
Payable for:
Capital shares purchased	224,786
Dividend distributions to shareholders	790,924
Investment management fees	3,265
Distribution and/or service fees	452
Transfer agent fees	50,542
Administration fees	565
Chief compliance officer expenses	23
Other expenses	18,349
Trustees' deferred compensation plan	42,097
Total liabilities	1,131,003
Net assets applicable to outstanding capital stock	$297,979,124
Represented by
Paid-in capital	$275,438,945
Excess of distributions over net investment income	(29,873)
Accumulated net realized loss	(674,238)
Unrealized appreciation (depreciation) on:
Investments	23,244,290
Total — representing net assets applicable to outstanding capital stock	$297,979,124

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Massachusetts Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)

Class A
Net assets	$22,368,764
Shares outstanding	2,048,885
Net asset value per share	$10.92
Maximum offering price per share(a)	$11.29
Class B
Net assets	$10,009
Shares outstanding	917
Net asset value per share(b)	$10.92
Class C
Net assets	$10,785,994
Shares outstanding	987,975
Net asset value per share	$10.92
Class R4
Net assets	$104,471
Shares outstanding	9,576
Net asset value per share	$10.91
Class T
Net assets	$21,890,454
Shares outstanding	2,004,825
Net asset value per share	$10.92
Maximum offering price per share(a)	$11.46
Class Z
Net assets	$242,819,432
Shares outstanding	22,238,618
Net asset value per share	$10.92

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25% for Class A and 4.75% for Class T.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Massachusetts Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net investment income
Income:
Dividends	$119
Interest	5,790,171
Total income	5,790,290
Expenses:
Investment management fees	606,488
Distribution and/or service fees
Class A	27,914
Class B	10
Class C	55,211
Class T	16,509
Transfer agent fees
Class A	21,437
Class B	2
Class C	10,599
Class R4	60
Class T	21,123
Class Z	237,821
Administration fees	104,753
Compensation of board members	14,626
Custodian fees	1,655
Printing and postage fees	10,296
Registration fees	23,074
Professional fees	16,634
Chief compliance officer expenses	84
Other	4,773
Total expenses	1,173,069
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(224,343)
Fees waived by Distributor — Class C	(18,398)
Total net expenses	930,328
Net investment income	4,859,962
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	246,615
Net realized gain	246,615
Net change in unrealized appreciation (depreciation) on:
Investments	1,832,129
Net change in unrealized appreciation (depreciation)	1,832,129
Net realized and unrealized gain	2,078,744
Net increase in net assets resulting from operations	$6,938,706

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Massachusetts Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013(a)
Operations
Net investment income	$4,859,962	$10,788,737
Net realized gain (loss)	246,615	(920,854)
Net change in unrealized appreciation (depreciation)	1,832,129	(15,498,721)
Net increase (decrease) in net assets resulting from operations	6,938,706	(5,630,838)
Distributions to shareholders
Net investment income
Class A	(335,793)	(861,094)
Class B	(23)	(885)
Class C	(143,137)	(301,560)
Class R4	(1,038)	(971)
Class T	(342,220)	(772,676)
Class Z	(4,034,722)	(8,844,907)
Net realized gains
Class A	—	(20,015)
Class B	—	(52)
Class C	—	(7,543)
Class T	—	(18,418)
Class Z	—	(189,557)
Total distributions to shareholders	(4,856,933)	(11,017,678)
Increase (decrease) in net assets from capital stock activity	(21,862,573)	(45,286,824)
Total decrease in net assets	(19,780,800)	(61,935,340)
Net assets at beginning of period	317,759,924	379,695,264
Net assets at end of period	$297,979,124	$317,759,924
Excess of distributions over net investment income	$(29,873)	$(32,902)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to October 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Massachusetts Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	285,424	3,087,422	740,966	8,279,822
Distributions reinvested	26,383	285,757	58,311	644,552
Redemptions	(633,730)	(6,831,186)	(1,285,182)	(14,119,884)
Net decrease	(321,923)	(3,458,007)	(485,905)	(5,195,510)
Class B shares
Subscriptions	915	10,000	44	493
Distributions reinvested	2	23	34	378
Redemptions(b)	(135)	(1,476)	(8,698)	(96,556)
Net increase (decrease)	782	8,547	(8,620)	(95,685)
Class C shares
Subscriptions	74,090	801,141	259,514	2,907,720
Distributions reinvested	9,351	101,287	18,720	206,855
Redemptions	(132,828)	(1,437,431)	(296,366)	(3,250,413)
Net decrease	(49,387)	(535,003)	(18,132)	(135,838)
Class R4 shares
Subscriptions	3,912	42,600	5,490	61,500
Distributions reinvested	90	974	86	930
Redemptions	(2)	(25)	—	—
Net increase	4,000	43,549	5,576	62,430
Class T shares
Subscriptions	11,174	120,870	23,869	262,719
Distributions reinvested	14,829	160,618	31,104	344,145
Redemptions	(154,893)	(1,673,537)	(567,006)	(6,285,793)
Net decrease	(128,890)	(1,392,049)	(512,033)	(5,678,929)
Class Z shares
Subscriptions	793,699	8,579,728	2,503,155	28,010,518
Distributions reinvested	12,926	140,017	29,416	325,449
Redemptions	(2,332,828)	(25,249,355)	(5,678,660)	(62,579,259)
Net decrease	(1,526,203)	(16,529,610)	(3,146,089)	(34,243,292)
Total net decrease	(2,021,621)	(21,862,573)	(4,165,203)	(45,286,824)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Massachusetts Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2014		Year Ended October 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.84		$11.34		$10.95		$10.95		$10.61		$9.90
Income from investment operations:
Net investment income	0.16		0.32		0.32		0.34		0.34		0.35
Net realized and unrealized gain (loss)	0.08		(0.50)		0.41		0.00	(a)	0.34		0.71
Total from investment operations	0.24		(0.18)		0.73		0.34		0.68		1.06
Less distributions to shareholders:
Net investment income	(0.16)		(0.31)		(0.33)		(0.34)		(0.34)		(0.35)
Net realized gains	—		(0.01)		(0.01)		(0.00	)(a)	—		—
Total distributions to shareholders	(0.16)		(0.32)		(0.34)		(0.34)		(0.34)		(0.35)
Net asset value, end of period	$10.92		$10.84		$11.34		$10.95		$10.95		$10.61
Total return	2.25%		(1.58%)		6.69%		3.24%		6.51%		10.78%
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	0.95%		0.98%		0.99%		0.91%		0.90%
Total net expenses(d)	0.81	%(c)	0.79	%(e)	0.75	%(e)	0.77	%(e)	0.80	%(e)	0.78	%(e)
Net investment income	3.01	%(c)	2.86%		2.88%		3.16%		3.12%		3.30%
Supplemental data
Net assets, end of period (in thousands)	$22,369		$25,699		$32,398		$29,849		$30,998		$16,049
Portfolio turnover	1%		7%		11%		10%		9%		8%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Massachusetts Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.84		$11.34		$10.95		$10.95		$10.61		$9.90
Income from investment operations:
Net investment income	0.11		0.23		0.24		0.26		0.26		0.27
Net realized and unrealized gain (loss)	0.09		(0.50)		0.40		0.00	(a)	0.34		0.71
Total from investment operations	0.20		(0.27)		0.64		0.26		0.60		0.98
Less distributions to shareholders:
Net investment income	(0.12)		(0.22)		(0.24)		(0.26)		(0.26)		(0.27)
Net realized gains	—		(0.01)		(0.01)		(0.00	)(a)	—		—
Total distributions to shareholders	(0.12)		(0.23)		(0.25)		(0.26)		(0.26)		(0.27)
Net asset value, end of period	$10.92		$10.84		$11.34		$10.95		$10.95		$10.61
Total return	1.86%		(2.37%)		5.89%		2.48%		5.72%		9.96%
Ratios to average net assets(b)
Total gross expenses	1.69	%(c)	1.70%		1.83%		1.79%		1.66%		1.65%
Total net expenses(d)	1.56	%(c)	1.53	%(e)	1.50	%(e)	1.53	%(e)	1.55	%(e)	1.53	%(e)
Net investment income	2.01	%(c)	2.07%		2.13%		2.44%		2.42%		2.59%
Supplemental data
Net assets, end of period (in thousands)	$10		$1		$99		$145		$1,008		$1,222
Portfolio turnover	1%		7%		11%		10%		9%		8%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Massachusetts Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.84		$11.34		$10.95		$10.95		$10.61		$9.90
Income from investment operations:
Net investment income	0.14		0.27		0.28		0.30		0.30		0.30
Net realized and unrealized gain (loss)	0.08		(0.49)		0.40		0.00	(a)	0.34		0.72
Total from investment operations	0.22		(0.22)		0.68		0.30		0.64		1.02
Less distributions to shareholders:
Net investment income	(0.14)		(0.27)		(0.28)		(0.30)		(0.30)		(0.31)
Net realized gains	—		(0.01)		(0.01)		(0.00	)(a)	—		—
Total distributions to shareholders	(0.14)		(0.28)		(0.29)		(0.30)		(0.30)		(0.31)
Net asset value, end of period	$10.92		$10.84		$11.34		$10.95		$10.95		$10.61
Total return	2.04%		(1.97%)		6.27%		2.83%		6.09%		10.34%
Ratios to average net assets(b)
Total gross expenses	1.71	%(c)	1.70%		1.73%		1.74%		1.66%		1.65%
Total net expenses(d)	1.23	%(c)	1.19	%(e)	1.15	%(e)	1.17	%(e)	1.20	%(e)	1.18	%(e)
Net investment income	2.59	%(c)	2.46%		2.48%		2.75%		2.75%		2.88%
Supplemental data
Net assets, end of period (in thousands)	$10,786		$11,244		$11,970		$9,931		$10,452		$8,859
Portfolio turnover	1%		7%		11%		10%		9%		8%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Massachusetts Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.83		$11.19
Income from investment operations:
Net investment income	0.18		0.21
Net realized and unrealized loss	0.07		(0.36)
Total from investment operations	0.25		(0.15)
Less distributions to shareholders:
Net investment income	(0.17)		(0.21)
Total distributions to shareholders	(0.17)		(0.21)
Net asset value, end of period	$10.91		$10.83
Total return	2.38%		(1.32%)
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)	0.68	%(c)
Total net expenses(d)	0.56	%(c)	0.56	%(c)(e)
Net investment income	3.30	%(c)	3.19	%(c)
Supplemental data
Net assets, end of period (in thousands)	$104		$60
Portfolio turnover	1%		7%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Massachusetts Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class T	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.84		$11.34		$10.95		$10.95		$10.61		$9.90
Income from investment operations:
Net investment income	0.17		0.33		0.34		0.35		0.35		0.36
Net realized and unrealized gain (loss)	0.08		(0.50)		0.40		0.00	(a)	0.34		0.71
Total from investment operations	0.25		(0.17)		0.74		0.35		0.69		1.07
Less distributions to shareholders:
Net investment income	(0.17)		(0.32)		(0.34)		(0.35)		(0.35)		(0.36)
Net realized gains	—		(0.01)		(0.01)		(0.00	)(a)	—		—
Total distributions to shareholders	(0.17)		(0.33)		(0.35)		(0.35)		(0.35)		(0.36)
Net asset value, end of period	$10.92		$10.84		$11.34		$10.95		$10.95		$10.61
Total return	2.30%		(1.48%)		6.80%		3.34%		6.62%		10.89%
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	0.85%		0.88%		0.89%		0.81%		0.80%
Total net expenses(d)	0.71	%(c)	0.69	%(e)	0.65	%(e)	0.67	%(e)	0.70	%(e)	0.68	%(e)
Net investment income	3.11	%(c)	2.96%		2.98%		3.25%		3.26%		3.43%
Supplemental data
Net assets, end of period (in thousands)	$21,890		$23,131		$30,008		$34,952		$39,300		$39,221
Portfolio turnover	1%		7%		11%		10%		9%		8%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Massachusetts Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.84		$11.34		$10.95		$10.95		$10.61		$9.90
Income from investment operations:
Net investment income	0.17		0.34		0.35		0.37		0.37		0.37
Net realized and unrealized gain (loss)	0.08		(0.49)		0.40		0.00	(a)	0.34		0.71
Total from investment operations	0.25		(0.15)		0.75		0.37		0.71		1.08
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)		(0.35)		(0.37)		(0.37)		(0.37)
Net realized gains	—		(0.01)		(0.01)		(0.00	)(a)	—		—
Total distributions to shareholders	(0.17)		(0.35)		(0.36)		(0.37)		(0.37)		(0.37)
Net asset value, end of period	$10.92		$10.84		$11.34		$10.95		$10.95		$10.61
Total return	2.38%		(1.33%)		6.96%		3.49%		6.77%		11.06%
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)	0.70%		0.73%		0.74%		0.66%		0.65%
Total net expenses(d)	0.56	%(c)	0.54	%(e)	0.50	%(e)	0.52	%(e)	0.55	%(e)	0.53	%(e)
Net investment income	3.26	%(c)	3.10%		3.13%		3.40%		3.41%		3.58%
Supplemental data
Net assets, end of period (in thousands)	$242,819		$257,624		$305,220		$284,128		$286,196		$282,469
Portfolio turnover	1%		7%		11%		10%		9%		8%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Massachusetts Intermediate Municipal Bond Fund

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class T and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

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Columbia Massachusetts Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2014 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2014 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Semiannual Report 2014
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Columbia Massachusetts Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended April 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.23
Class C	0.19
Class R4	0.19
Class T	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares, only.

Effective March 1, 2014, the Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time. Prior to March 1, 2014, the Distributor voluntarily waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.40% annually of the average daily net assets attributable to Class C shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The annualized effective shareholder services fee rate for the six months ended April 30, 2014 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

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Columbia Massachusetts Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $8,972 for Class A, $48 for Class C and $23 for Class T shares for the six months ended April 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through February 28, 2015
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class T	0.71
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes was approximately $272,265,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$23,678,000
Unrealized depreciation	(433,000)
Net unrealized appreciation	$23,245,000

The following capital loss carryforwards, determined as of October 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	920,854

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $2,736,335 and $26,045,441, respectively, for the six months ended April 30, 2014.

Note 6. Shareholder Concentration

At April 30, 2014, one unaffiliated shareholder of record owned 83.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is

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25

Columbia Massachusetts Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended April 30, 2014.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota

Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Semiannual Report 2014
28

Columbia Massachusetts Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
29

Columbia Massachusetts Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR191_10_D01_(06/14)

Semiannual Report

April 30, 2014

Columbia Connecticut Intermediate Municipal Bond Fund
(renamed Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, effective July 7, 2014)

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances.

Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor's 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Connecticut Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	22
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Connecticut Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Connecticut Intermediate Municipal Bond Fund (the Fund) Class A shares returned 2.43% excluding sales charges for the six months ended April 30, 2014. The Fund's Class Z shares returned 2.56% for the same time period.

>  By comparison, the Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned 3.14% for the same time period.

>  Effective July 7, 2014, the Fund is renamed Columbia AMT-Free Connecticut Intermediate Muni Bond Fund.

Average Annual Total Returns (%) (for period ended April 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/18/02
Excluding sales charges		2.43	-0.20	3.76	3.40
Including sales charges		-0.86	-3.45	3.07	2.90
Class B	11/18/02
Excluding sales charges		2.05	-0.95	2.99	2.63
Including sales charges		-0.95	-3.86	2.99	2.63
Class C	11/18/02
Excluding sales charges		2.22	-0.61	3.35	2.99
Including sales charges		1.22	-1.58	3.35	2.99
Class R4*	03/19/13	2.58	0.05	4.02	3.66
Class T	06/26/00
Excluding sales charges		2.52	-0.06	3.87	3.51
Including sales charges		-2.34	-4.79	2.87	3.01
Class Z	08/01/94	2.56	0.05	4.02	3.66
Barclays 3-15 Year Blend Municipal Bond Index		3.14	0.97	4.91	4.71

Returns for Class A are shown with and without the maximum initial sales charge of 3.25% (for the six-month, one-year and five-year periods) and 4.75% (for the ten-year period). (Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.) Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at April 30, 2014)
AAA rating	11.6
AA rating	31.0
A rating	51.0
BBB rating	3.7
Not rated	2.7
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Semiannual Report 2014
3

Columbia Connecticut Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2013 – April 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.30	1,020.78	4.07	4.06	0.81
Class B	1,000.00	1,000.00	1,020.50	1,017.06	7.82	7.80	1.56
Class C	1,000.00	1,000.00	1,022.20	1,018.70	6.17	6.16	1.23
Class R4	1,000.00	1,000.00	1,025.80	1,022.02	2.81	2.81	0.56
Class T	1,000.00	1,000.00	1,025.20	1,021.27	3.57	3.56	0.71
Class Z	1,000.00	1,000.00	1,025.60	1,022.02	2.81	2.81	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 96.0%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.0%
New Haven Solid Waste Authority Revenue Bonds Series 2008 06/01/23	5.125%	1,520,000	1,705,531
Higher Education 11.6%
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Sacred Heart University Series 2012H (AGM) 07/01/19	5.000%	2,350,000	2,727,128
Revenue Bonds Fairfield University Series 2008N 07/01/18	5.000%	2,120,000	2,404,970
07/01/22	5.000%	2,500,000	2,825,225
Quinnipiac University Series 2007I (NPFGC) 07/01/22	5.000%	2,000,000	2,189,820
Quinnipiac University Health & Education Series 2007 (NPFGC) 07/01/28	5.000%	2,000,000	2,214,620
Sacred Heart University Series 2011G 07/01/20	5.000%	1,190,000	1,310,440
Trinity College Series 1998F (NPFGC) 07/01/21	5.500%	500,000	582,720
Series 2004H (NPFGC) 07/01/25	5.000%	540,000	543,861
Yale University Series 1997T-1 07/01/29	4.700%	4,800,000	5,249,280
Total			20,048,064
Hospital 13.3%
Connecticut State Health & Educational Facility Authority
Revenue Bonds Bridgeport Hospital Series 2012D 07/01/22	5.000%	1,400,000	1,576,652
Hartford Healthcare Series 2014E 07/01/34	5.000%	1,500,000	1,588,215
Health System Catholic East Series 2010 11/15/29	4.750%	3,420,000	3,620,788
Hospital for Special Care Series 2007C (RAD) 07/01/17	5.250%	500,000	548,355
07/01/20	5.250%	1,235,000	1,319,141
07/01/27	5.250%	750,000	773,213

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lawrence & Memorial Hospital Series 2011S 07/01/15	5.000%	850,000	897,218
07/01/31	5.000%	2,000,000	2,133,760
Middlesex Hospital Series 2006M (AGM) 07/01/27	4.875%	500,000	528,125
Series 2011N 07/01/17	5.000%	1,175,000	1,309,150
07/01/20	5.000%	1,365,000	1,545,589
07/01/21	5.000%	1,000,000	1,127,790
Stamford Hospital Series 2012J 07/01/20	5.000%	1,525,000	1,745,423
Western Connecticut Health Network Series 2011 07/01/19	5.000%	1,760,000	1,999,501
07/01/20	5.000%	1,630,000	1,850,620
Yale-New Haven Hospital Series 2013N 07/01/25	5.000%	300,000	348,429
Total			22,911,969
Investor Owned 3.1%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011 09/01/28	4.375%	5,000,000	5,360,950
Joint Power Authority 0.6%
Connecticut Municipal Electric Energy Cooperative Revenue Bonds Series 2012A 01/01/27	5.000%	1,000,000	1,124,410
Local General Obligation 22.9%
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2004C (NPFGC) 08/15/17	5.250%	1,500,000	1,688,370
08/15/21	5.500%	1,125,000	1,323,889
Series 2012B 08/15/19	4.000%	3,000,000	3,264,480
City of Hartford Unlimited General Obligation Bonds Series 2011A 04/01/22	5.250%	1,325,000	1,551,774
04/01/23	5.250%	1,325,000	1,532,203
04/01/24	5.250%	1,325,000	1,519,589
Unlimited General Obligation Refunding Bonds Series 2005C (NPFGC) 09/01/19	5.000%	2,085,000	2,394,977
Series 2013A 04/01/26	5.000%	1,810,000	2,036,757

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New Haven Unlimited General Obligation Bonds Series 2011 (AGM) 08/01/18	5.000%	820,000	927,650
Unlimited General Obligation Refunding Bonds Series 2008 (AGM) 11/01/18	5.000%	4,410,000	5,009,407
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B 08/15/17	5.250%	1,125,000	1,289,306
City of West Haven Unlimited General Obligation Bonds Series 2012 (AGM) 08/01/17	4.000%	1,215,000	1,303,902
Regional School District No. 15 Limited General Obligation Refunding Bonds Series 2003 (NPFGC) 02/01/15	5.000%	1,105,000	1,143,984
02/01/16	5.000%	1,025,000	1,105,698
Town of East Haven Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC) 09/01/15	5.000%	640,000	676,256
Town of Fairfield Unlimited General Obligation Refunding Bonds Series 2008 01/01/20	5.000%	1,000,000	1,189,530
01/01/22	5.000%	500,000	604,175
Town of Hamden Unlimited General Obligation Refunding Bonds Series 2013 (AGM) 08/15/20	5.000%	1,000,000	1,131,820
Town of New Milford Unlimited General Obligation Bonds Series 2004 (AMBAC) 01/15/16	5.000%	1,025,000	1,106,754
Town of North Haven Unlimited General Obligation Bonds Series 2007 07/15/24	4.750%	1,150,000	1,366,568
07/15/25	4.750%	1,150,000	1,368,373
Town of Ridgefield Unlimited General Obligation Refunding Bonds Series 2009 09/15/20	5.000%	2,130,000	2,561,368
Town of Trumbull Unlimited General Obligation Refunding Bonds Series 2009 09/15/20	4.000%	575,000	640,119
09/15/21	4.000%	600,000	661,140

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Watertown Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 08/01/17	5.000%	1,060,000	1,203,736
Town of Windham Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC) 06/15/15	5.000%	785,000	827,241
Total			39,429,066
Multi-Family 1.3%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009 06/01/22	5.000%	1,035,000	1,088,923
06/01/23	5.000%	1,085,000	1,136,592
Total			2,225,515
Municipal Power 0.2%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(a) 10/01/24	5.000%	315,000	361,116
Nursing Home 0.8%
Connecticut State Development Authority Revenue Bonds Alzheimer's Resource Center Project Series 2007 08/15/21	5.400%	500,000	522,330
Alzheimers Residence Center, Inc. Project Series 2007 08/15/17	5.200%	785,000	840,288
Total			1,362,618
Pool/Bond Bank 1.3%
State of Connecticut Refunding Revenue Bonds Revolving Fund Series 2003B 10/01/15	5.000%	1,000,000	1,068,220
Series 2009C 10/01/18	5.000%	1,000,000	1,168,000
Total			2,236,220
Prep School 3.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds Greenwich Academy Series 2007E (AGM) 03/01/26	5.250%	2,770,000	3,247,908

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Loomis Chaffe School Series 2005F (AMBAC) 07/01/27	5.250%	1,670,000	2,091,792
Miss Porters School Issue Series 2006B (AMBAC) 07/01/29	4.500%	600,000	628,266
Total			5,967,966
Refunded/Escrowed 5.0%
City of Hartford Prerefunded 07/15/16 Unlimited General Obligation Bonds Series 2006 (AMBAC) 07/15/22	5.000%	600,000	660,120
Unlimited General Obligation Bonds Series 2009A (AGM) 08/15/17	5.000%	695,000	790,250
Connecticut Municipal Electric Energy Cooperative Prerefunded 01/01/17 Revenue Bonds Series 2006A (AMBAC) 01/01/22	5.000%	2,000,000	2,234,940
Revenue Bonds Series 2009A (AGM) 01/01/17	5.000%	1,525,000	1,704,142
Connecticut State Health & Educational Facility Authority Prerefunded 07/01/15 Revenue Bonds William W Backus Hospital Series 2005G (AGM) 07/01/24	5.000%	2,060,000	2,174,680
Puerto Rico Highways & Transportation Authority Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity(a) 07/01/22	5.250%	895,000	1,103,374
Total			8,667,506
Single Family 4.3%
Connecticut Housing Finance Authority Revenue Bonds Subordinated Series 2008B-1 11/15/23	4.750%	3,000,000	3,136,830
Subordinated Series 2009B-1 11/15/24	4.550%	4,000,000	4,234,360
Total			7,371,190
Special Non Property Tax 7.7%
State of Connecticut Special Tax Revenue Bonds Transportation Infrastructure Series 2009A 12/01/19	4.500%	3,765,000	4,349,742

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut Refunding Special Tax Bonds 2nd Lien Transportation Infrastructure Series 2009-1 02/01/17	4.250%	2,000,000	2,196,280
02/01/19	5.000%	3,450,000	4,024,770
Territory of Guam Revenue Bonds Series 2011A(a) 01/01/31	5.000%	550,000	571,978
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A(a) 10/01/25	5.000%	2,020,000	2,171,460
Total			13,314,230
Special Property Tax 1.8%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/22	7.000%	2,662,000	3,059,463
State Appropriated 3.3%
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Connecticut State University System Series 2007I (AGM) 11/01/17	5.250%	1,000,000	1,152,130
University of Connecticut Revenue Bonds Series 2007A 04/01/24	4.000%	2,100,000	2,188,872
Series 2009A 02/15/23	5.000%	2,000,000	2,311,380
Total			5,652,382
State General Obligation 10.2%
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10 06/15/18	5.000%	1,755,000	2,010,300
06/15/19	5.000%	1,840,000	2,132,744
State of Connecticut Unlimited General Obligation Bonds Series 2005D (NPFGC) 11/15/23	5.000%	4,000,000	4,279,360
Series 2008B 04/15/22	5.000%	5,415,000	6,138,335

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds Series 2005B (AMBAC) 06/01/20	5.250%	600,000	720,792
Series 2006E 12/15/20	5.000%	2,000,000	2,223,600
Total			17,505,131
Water & Sewer 4.1%
South Central Connecticut Regional Water Authority Refunding Revenue Bonds 20th Series 2007A (NPFGC) 08/01/22	5.250%	1,370,000	1,667,865
08/01/23	5.250%	500,000	611,745
Series 2012-27 08/01/29	5.000%	2,945,000	3,319,840
South Central Connecticut Regional Water Authority(b) Refunding Revenue Bonds 29th Series 2014 08/01/25	5.000%	500,000	587,655

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Central Connecticut Regional Water Authority(c) Revenue Bonds 18th Series 2003B (NPFGC) 08/01/29	5.250%	750,000	841,830
Total			7,028,935
Total Municipal Bonds (Cost: $154,227,933)			165,332,262

Money Market Funds 3.0%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(d)	3,100,007	3,100,007
JPMorgan Tax-Free Money Market Fund, 0.010%(d)	2,082,225	2,082,225
Total Money Market Funds (Cost: $5,182,232)		5,182,232
Total Investments (Cost: $159,410,165)		170,514,494
Other Assets & Liabilities, Net		1,700,464
Net Assets		172,214,958

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2014, the value of these securities amounted to $4,207,928 or 2.44% of net assets.

(b)  Represents a security purchased on a when-issued or delayed delivery basis.

(c)  Variable rate security.

(d)  The rate shown is the seven-day current annualized yield at April 30, 2014.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

NPFGC  National Public Finance Guarantee Corporation

RAD  Radian Asset Assurance, Inc.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	165,332,262	—	165,332,262
Total Bonds	—	165,332,262	—	165,332,262
Mutual Funds
Money Market Funds	5,182,232	—	—	5,182,232
Total Mutual Funds	5,182,232	—	—	5,182,232
Total	5,182,232	165,332,262	—	170,514,494

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Connecticut Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $159,410,165)	$170,514,494
Receivable for:
Capital shares sold	805,181
Interest	2,046,408
Expense reimbursement due from Investment Manager	844
Prepaid expenses	468
Trustees' deferred compensation plan	33,253
Other assets	9,293
Total assets	173,409,941
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	578,790
Capital shares purchased	110,031
Dividend distributions to shareholders	421,267
Investment management fees	1,878
Distribution and/or service fees	254
Transfer agent fees	30,347
Administration fees	329
Chief compliance officer expenses	13
Other expenses	18,821
Trustees' deferred compensation plan	33,253
Total liabilities	1,194,983
Net assets applicable to outstanding capital stock	$172,214,958
Represented by
Paid-in capital	$161,312,142
Undistributed net investment income	148,668
Accumulated net realized loss	(350,181)
Unrealized appreciation (depreciation) on:
Investments	11,104,329
Total — representing net assets applicable to outstanding capital stock	$172,214,958

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Connecticut Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)

Class A
Net assets	$10,569,750
Shares outstanding	964,131
Net asset value per share	$10.96
Maximum offering price per share(a)	$11.33
Class B
Net assets	$145,768
Shares outstanding	13,297
Net asset value per share	$10.96
Class C
Net assets	$6,850,803
Shares outstanding	624,979
Net asset value per share	$10.96
Class R4
Net assets	$525,746
Shares outstanding	48,009
Net asset value per share	$10.95
Class T
Net assets	$12,768,604
Shares outstanding	1,165,253
Net asset value per share	$10.96
Maximum offering price per share(a)	$11.51
Class Z
Net assets	$141,354,287
Shares outstanding	12,895,165
Net asset value per share	$10.96

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25% for Class A and 4.75% for Class T.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Connecticut Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net investment income
Income:
Dividends	$207
Interest	3,125,434
Total income	3,125,641
Expenses:
Investment management fees	344,060
Distribution and/or service fees
Class A	10,960
Class B	712
Class C	33,649
Class T	9,587
Transfer agent fees
Class A	8,444
Class B	137
Class C	6,484
Class R4	334
Class T	12,317
Class Z	138,015
Administration fees	60,210
Compensation of board members	12,927
Custodian fees	1,141
Printing and postage fees	12,076
Registration fees	20,366
Professional fees	14,693
Chief compliance officer expenses	49
Other	3,466
Total expenses	689,627
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(153,037)
Fees waived by Distributor — Class C	(11,215)
Total net expenses	525,375
Net investment income	2,600,266
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	170,033
Net realized gain	170,033
Net change in unrealized appreciation (depreciation) on:
Investments	1,481,359
Net change in unrealized appreciation (depreciation)	1,481,359
Net realized and unrealized gain	1,651,392
Net increase in net assets resulting from operations	$4,251,658

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Connecticut Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013(a)
Operations
Net investment income	$2,600,266	$5,776,911
Net realized gain (loss)	170,033	(511,379)
Net change in unrealized appreciation (depreciation)	1,481,359	(7,683,067)
Net increase (decrease) in net assets resulting from operations	4,251,658	(2,417,535)
Distributions to shareholders
Net investment income
Class A	(123,179)	(240,467)
Class B	(1,468)	(2,976)
Class C	(80,715)	(167,685)
Class R4	(5,460)	(44)
Class T	(191,151)	(385,443)
Class Z	(2,191,373)	(4,973,046)
Net realized gains
Class A	—	(36,990)
Class B	—	(807)
Class C	—	(30,336)
Class T	—	(59,534)
Class Z	—	(746,436)
Total distributions to shareholders	(2,593,346)	(6,643,764)
Increase (decrease) in net assets from capital stock activity	(11,411,490)	(23,061,437)
Total decrease in net assets	(9,753,178)	(32,122,736)
Net assets at beginning of period	181,968,136	214,090,872
Net assets at end of period	$172,214,958	$181,968,136
Undistributed net investment income	$148,668	$141,748

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to October 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Connecticut Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	233,853	2,547,902	271,318	3,047,855
Distributions reinvested	9,939	108,031	20,678	229,031
Redemptions	(110,353)	(1,195,467)	(249,512)	(2,763,143)
Net increase	133,439	1,460,466	42,484	513,743
Class B shares
Subscriptions	31	335	87	974
Distributions reinvested	104	1,132	242	2,684
Redemptions(b)	(5)	(53)	(4,580)	(51,593)
Net increase (decrease)	130	1,414	(4,251)	(47,935)
Class C shares
Subscriptions	50,283	546,886	161,593	1,783,135
Distributions reinvested	4,798	52,139	11,462	127,275
Redemptions	(73,008)	(791,986)	(193,430)	(2,125,797)
Net decrease	(17,927)	(192,961)	(20,375)	(215,387)
Class R4 shares
Subscriptions	47,374	510,880	223	2,500
Distributions reinvested	496	5,400	1	6
Redemptions	(85)	(927)	—	—
Net increase	47,785	515,353	224	2,506
Class T shares
Subscriptions	3,902	42,408	8,291	91,194
Distributions reinvested	9,488	103,114	22,804	253,463
Redemptions	(72,488)	(786,514)	(121,242)	(1,347,078)
Net decrease	(59,098)	(640,992)	(90,147)	(1,002,421)
Class Z shares
Subscriptions	553,247	6,002,889	1,263,206	14,097,975
Distributions reinvested	9,939	107,999	26,613	295,542
Redemptions	(1,724,409)	(18,665,658)	(3,334,224)	(36,705,460)
Net decrease	(1,161,223)	(12,554,770)	(2,044,405)	(22,311,943)
Total net decrease	(1,056,894)	(11,411,490)	(2,116,470)	(23,061,437)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Connecticut Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2014		Year Ended October 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.85		$11.34		$10.97		$11.00		$10.69		$10.06
Income from investment operations:
Net investment income	0.15		0.29		0.31		0.33		0.33		0.35
Net realized and unrealized gain (loss)	0.11		(0.44)		0.38		(0.03)		0.31		0.63
Total from investment operations	0.26		(0.15)		0.69		0.30		0.64		0.98
Less distributions to shareholders:
Net investment income	(0.15)		(0.29)		(0.31)		(0.33)		(0.33)		(0.35)
Net realized gains	—		(0.05)		(0.01)		—		—		—
Total distributions to shareholders	(0.15)		(0.34)		(0.32)		(0.33)		(0.33)		(0.35)
Net asset value, end of period	$10.96		$10.85		$11.34		$10.97		$11.00		$10.69
Total return	2.43%		(1.34%)		6.36%		2.83%		6.10%		9.87%
Ratios to average net assets(a)
Total gross expenses	0.99	%(b)	0.97%		1.00%		1.03%		0.94%		0.94%
Total net expenses(c)	0.81	%(b)	0.80	%(d)	0.79	%(d)	0.79	%(d)	0.80	%(d)	0.78	%(d)
Net investment income	2.82	%(b)	2.67%		2.79%		3.09%		3.08%		3.35%
Supplemental data
Net assets, end of period (in thousands)	$10,570		$9,016		$8,937		$9,108		$11,458		$10,863
Portfolio turnover	3%		9%		19%		6%		10%		12%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Connecticut Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.85		$11.34		$10.97		$11.00		$10.69		$10.06
Income from investment operations:
Net investment income	0.11		0.21		0.23		0.25		0.25		0.28
Net realized and unrealized gain (loss)	0.11		(0.44)		0.38		(0.03)		0.31		0.62
Total from investment operations	0.22		(0.23)		0.61		0.22		0.56		0.90
Less distributions to shareholders:
Net investment income	(0.11)		(0.21)		(0.23)		(0.25)		(0.25)		(0.27)
Net realized gains	—		(0.05)		(0.01)		—		—		—
Total distributions to shareholders	(0.11)		(0.26)		(0.24)		(0.25)		(0.25)		(0.27)
Net asset value, end of period	$10.96		$10.85		$11.34		$10.97		$11.00		$10.69
Total return	2.05%		(2.08%)		5.56%		2.05%		5.31%		9.05%
Ratios to average net assets(a)
Total gross expenses	1.74	%(b)	1.72%		1.84%		1.83%		1.69%		1.69%
Total net expenses(c)	1.56	%(b)	1.55	%(d)	1.54	%(d)	1.55	%(d)	1.55	%(d)	1.53	%(d)
Net investment income	2.08	%(b)	1.91%		2.06%		2.35%		2.34%		2.62%
Supplemental data
Net assets, end of period (in thousands)	$146		$143		$197		$265		$1,467		$1,995
Portfolio turnover	3%		9%		19%		6%		10%		12%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Connecticut Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.85		$11.34		$10.97		$11.00		$10.69		$10.06
Income from investment operations:
Net investment income	0.13		0.25		0.27		0.29		0.29		0.31
Net realized and unrealized gain (loss)	0.11		(0.44)		0.38		(0.03)		0.31		0.63
Total from investment operations	0.24		(0.19)		0.65		0.26		0.60		0.94
Less distributions to shareholders:
Net investment income	(0.13)		(0.25)		(0.27)		(0.29)		(0.29)		(0.31)
Net realized gains	—		(0.05)		(0.01)		—		—		—
Total distributions to shareholders	(0.13)		(0.30)		(0.28)		(0.29)		(0.29)		(0.31)
Net asset value, end of period	$10.96		$10.85		$11.34		$10.97		$11.00		$10.69
Total return	2.22%		(1.74%)		5.94%		2.41%		5.68%		9.43%
Ratios to average net assets(a)
Total gross expenses	1.74	%(b)	1.72%		1.74%		1.79%		1.69%		1.69%
Total net expenses(c)	1.23	%(b)	1.20	%(d)	1.19	%(d)	1.19	%(d)	1.20	%(d)	1.18	%(d)
Net investment income	2.41	%(b)	2.26%		2.39%		2.68%		2.68%		2.94%
Supplemental data
Net assets, end of period (in thousands)	$6,851		$6,977		$7,520		$7,172		$7,897		$8,047
Portfolio turnover	3%		9%		19%		6%		10%		12%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Connecticut Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.84		$11.19
Income from investment operations:
Net investment income	0.17		0.20
Net realized and unrealized gain (loss)	0.11		(0.35)
Total from investment operations	0.28		(0.15)
Less distributions to shareholders:
Net investment income	(0.17)		(0.20)
Total distributions to shareholders	(0.17)		(0.20)
Net asset value, end of period	$10.95		$10.84
Total return	2.58%		(1.36%)
Ratios to average net assets(b)
Total gross expenses	0.75	%(c)	0.62	%(c)
Total net expenses(d)	0.56	%(c)	0.56	%(c)(e)
Net investment income	3.14	%(c)	2.92	%(c)
Supplemental data
Net assets, end of period (in thousands)	$526		$2
Portfolio turnover	3%		9%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Connecticut Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class T	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.85		$11.34		$10.97		$11.00		$10.69		$10.06
Income from investment operations:
Net investment income	0.16		0.31		0.32		0.34		0.35		0.36
Net realized and unrealized gain (loss)	0.11		(0.45)		0.38		(0.03)		0.30		0.63
Total from investment operations	0.27		(0.14)		0.70		0.31		0.65		0.99
Less distributions to shareholders:
Net investment income	(0.16)		(0.30)		(0.32)		(0.34)		(0.34)		(0.36)
Net realized gains	—		(0.05)		(0.01)		—		—		—
Total distributions to shareholders	(0.16)		(0.35)		(0.33)		(0.34)		(0.34)		(0.36)
Net asset value, end of period	$10.96		$10.85		$11.34		$10.97		$11.00		$10.69
Total return	2.52%		(1.25%)		6.47%		2.93%		6.21%		9.98%
Ratios to average net assets(a)
Total gross expenses	0.89	%(b)	0.87%		0.89%		0.94%		0.84%		0.84%
Total net expenses(c)	0.71	%(b)	0.70	%(d)	0.69	%(d)	0.69	%(d)	0.70	%(d)	0.68	%(d)
Net investment income	2.93	%(b)	2.76%		2.89%		3.18%		3.18%		3.46%
Supplemental data
Net assets, end of period (in thousands)	$12,769		$13,287		$14,903		$15,110		$16,603		$16,889
Portfolio turnover	3%		9%		19%		6%		10%		12%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Connecticut Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.85		$11.34		$10.97		$11.00		$10.69		$10.06
Income from investment operations:
Net investment income	0.17		0.32		0.34		0.36		0.36		0.38
Net realized and unrealized gain (loss)	0.10		(0.44)		0.38		(0.03)		0.31		0.63
Total from investment operations	0.27		(0.12)		0.72		0.33		0.67		1.01
Less distributions to shareholders:
Net investment income	(0.16)		(0.32)		(0.34)		(0.36)		(0.36)		(0.38)
Net realized gains	—		(0.05)		(0.01)		—		—		—
Total distributions to shareholders	(0.16)		(0.37)		(0.35)		(0.36)		(0.36)		(0.38)
Net asset value, end of period	$10.96		$10.85		$11.34		$10.97		$11.00		$10.69
Total return	2.56%		(1.10%)		6.63%		3.08%		6.37%		10.14%
Ratios to average net assets(a)
Total gross expenses	0.74	%(b)	0.72%		0.74%		0.79%		0.69%		0.69%
Total net expenses(c)	0.56	%(b)	0.55	%(d)	0.54	%(d)	0.54	%(d)	0.55	%(d)	0.53	%(d)
Net investment income	3.07	%(b)	2.91%		3.04%		3.33%		3.33%		3.60%
Supplemental data
Net assets, end of period (in thousands)	$141,354		$152,543		$182,533		$182,400		$209,384		$200,830
Portfolio turnover	3%		9%		19%		6%		10%		12%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Connecticut Intermediate Municipal Bond Fund

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

Columbia Connecticut Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class T and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2014
22

Columbia Connecticut Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2014 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2014 was 0.07% of the Fund's average daily net assets.

Semiannual Report 2014
23

Columbia Connecticut Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended April 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.19
Class T	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

Effective March 1, 2014, the Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time. Prior to March 1, 2014, the Distributor voluntarily waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.40% annually of the average daily net assets attributable to Class C shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the

Semiannual Report 2014
24

Columbia Connecticut Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The annualized effective shareholder services fee rate for the six months ended April 30, 2014 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,134 for Class A and $48 for Class T shares for the six months ended April 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through February 28, 2015
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class T	0.71
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes was approximately $159,410,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,152,000
Unrealized depreciation	(48,000)
Net unrealized appreciation	$11,104,000

The following capital loss carryforward, determined as of October 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
Unlimited short-term	$520,214

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $4,216,830 and $17,123,684, respectively, for the six months ended April 30, 2014.

Note 6. Shareholder Concentration

At April 30, 2014, one unaffiliated shareholder of record owned 80.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A.

Semiannual Report 2014
25

Columbia Connecticut Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended April 30, 2014.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota

Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Connecticut Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
29

Columbia Connecticut Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR131_10_D01_(06/14)

Semiannual Report

April 30, 2014

Columbia Strategic Income Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances.

Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor's 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Strategic Income Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	35
Statement of Operations	37
Statement of Changes in Net Assets	38
Financial Highlights	41
Notes to Financial Statements	51
Important Information About This Report	65

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Strategic Income Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Strategic Income Fund (the Fund) Class A shares returned 2.99% excluding sales charges for the six-month period that ended April 30, 2014.

>  The Fund underperformed its Blended Benchmark, which returned 3.07% for the same six months.

>  The Fund outperformed the Barclays U.S. Government/Credit Bond Index, which returned 1.90% for the same six-month period.

Average Annual Total Returns (%) (for period ended April 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	04/21/77
Excluding sales charges		2.99	1.34	8.99	6.58
Including sales charges		-1.86	-3.42	7.95	6.07
Class B	05/15/92
Excluding sales charges		2.77	0.73	8.18	5.79
Including sales charges		-2.14	-4.00	7.89	5.79
Class C	07/01/97
Excluding sales charges		2.84	0.89	8.33	5.96
Including sales charges		1.86	-0.06	8.33	5.96
Class K*	03/07/11	3.27	1.64	9.08	6.62
Class R*	09/27/10	3.01	1.24	8.85	6.38
Class R4*	11/08/12	3.17	1.61	9.06	6.61
Class R5*	03/07/11	3.23	1.72	9.25	6.71
Class W*	09/27/10	3.18	1.55	9.03	6.60
Class Y*	06/13/13	3.42	1.80	9.09	6.63
Class Z	01/29/99	3.34	1.78	9.26	6.86
Blended Benchmark		3.07	2.13	9.39	6.93
Barclays U.S. Government/Credit Bond Index		1.90	-0.65	5.21	4.82

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Benchmark consists of a 35% weighting of the Barclays U.S. Aggregate Bond Index, a 35% weighting of the Bank of America Merrill Lynch (BofAML) US High Yield Cash Pay Constrained Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond (All Maturities) Index — Unhedged (Citigroup Non U.S. WGBI — Unhedged) and a 15% weighting of the JPMorgan Emerging Markets Bond Index (EMBI) — Global. The Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The BofAML US High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The Citigroup Non-U.S. WGBI — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds. The JPMorgan EMBI — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

The Barclays U.S. Government/Credit Bond Index tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at April 30, 2014)
Asset-Backed Securities — Non-Agency	0.9
Commercial Mortgage-Backed Securities — Non-Agency	2.9
Common Stocks	0.0	(a)
Consumer Discretionary	0.0	(a)
Information Technology	0.0	(a)
Materials	0.0	(a)
Telecommunication Services	0.0	(a)
Corporate Bonds & Notes	42.3
Foreign Government Obligations	24.6
Inflation-Indexed Bonds	2.6
Money Market Funds	3.6
Municipal Bonds	0.3
Residential Mortgage-Backed Securities — Agency	6.5
Residential Mortgage-Backed Securities — Non-Agency	8.9
Senior Loans	4.8
U.S. Treasury Obligations	2.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at April 30, 2014)
AAA rating	14.5
AA rating	1.8
A rating	4.2
BBB rating	19.2
BB rating	18.2
B rating	24.6
CCC rating	7.4
CC rating	0.0	(a)
D rating	0.0	(a)
Not rated	10.1
Total	100.0

(a) Rounds to zero.

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Colin Lundgren, CFA

Brian Lavin, CFA

Zach Pandl

Gene Tannuzzo, CFA

Semiannual Report 2014

Columbia Strategic Income Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2013 – April 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,029.90	1,019.64	5.23	5.21	1.04
Class B	1,000.00	1,000.00	1,027.70	1,015.92	9.00	8.95	1.79
Class C	1,000.00	1,000.00	1,028.40	1,016.66	8.25	8.20	1.64
Class K	1,000.00	1,000.00	1,032.70	1,020.23	4.64	4.61	0.92
Class R	1,000.00	1,000.00	1,030.10	1,018.40	6.49	6.46	1.29
Class R4	1,000.00	1,000.00	1,031.70	1,020.88	3.98	3.96	0.79
Class R5	1,000.00	1,000.00	1,032.30	1,021.47	3.38	3.36	0.67
Class W	1,000.00	1,000.00	1,031.80	1,019.79	5.09	5.06	1.01
Class Y	1,000.00	1,000.00	1,034.20	1,021.72	3.13	3.11	0.62
Class Z	1,000.00	1,000.00	1,033.40	1,020.88	3.98	3.96	0.79

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 43.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
ADS Tactical, Inc. Senior Secured(b) 04/01/18	11.000%	3,132,000	3,085,020
Bombardier, Inc.(b) Senior Notes 01/15/23	6.125%	3,399,000	3,466,980
Senior Unsecured 04/15/19	4.750%	847,000	861,823
03/15/20	7.750%	27,000	30,780
10/15/22	6.000%	974,000	991,045
Northrop Grumman Corp. Senior Unsecured 03/15/21	3.500%	2,765,000	2,840,700
TransDigm, Inc. 10/15/20	5.500%	317,000	320,170
Total			11,596,518
Automotive 0.9%
American Axle & Manufacturing, Inc. 02/15/19	5.125%	1,285,000	1,346,038
03/15/21	6.250%	1,620,000	1,713,150
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/21	8.250%	1,986,000	2,231,767
Chrysler Group LLC/Co-Issuer, Inc.(b) Secured 06/15/19	8.000%	1,840,000	2,014,800
General Motors Co. Senior Unsecured(b) 10/02/23	4.875%	4,240,000	4,383,100
Jaguar Land Rover Automotive PLC(b) 12/15/18	4.125%	1,433,000	1,479,572
Titan International, Inc. Senior Secured(b) 10/01/20	6.875%	1,276,000	1,352,560
Visteon Corp. 04/15/19	6.750%	4,699,000	4,940,106
Total			19,461,093
Banking 1.5%
Agromercantil Senior Trust(b) 04/10/19	6.250%	1,295,000	1,319,281
Ally Financial, Inc. 03/15/20	8.000%	2,121,000	2,563,759
09/15/20	7.500%	7,069,000	8,376,765
BES Investimento do Brasil SA Senior Unsecured(b) 03/25/15	5.625%	1,000,000	1,018,000

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
BanColombia SA Senior Unsecured 06/03/21	5.950%		1,600,000	1,732,000
Banco de Credito del Peru Subordinated Notes(b)(c) 10/15/22	7.170%	PEN	2,000,000	718,433
Bank of America Corp. Senior Unsecured 07/24/23	4.100%		2,165,000	2,212,017
Citigroup, Inc. Senior Unsecured 10/25/23	3.875%		2,195,000	2,194,508
Goldman Sachs Group, Inc. (The) Senior Unsecured 03/03/24	4.000%		2,175,000	2,182,332
Grupo Aval Ltd.(b) 09/26/22	4.750%		1,000,000	977,500
Industrial Senior Trust(b) 11/01/22	5.500%		1,000,000	963,750
JPMorgan Chase & Co. Senior Unsecured 02/01/24	3.875%		2,190,000	2,221,407
Lloyds Banking Group PLC(b)(c) 12/31/49	6.657%		230,000	244,950
Morgan Stanley Senior Unsecured 04/29/24	3.875%		1,370,000	1,361,835
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%		3,705,000	4,232,962
Total				32,319,499
Brokerage 0.3%
E*TRADE Financial Corp. Senior Unsecured 11/15/19	6.375%		2,708,000	2,941,565
Nuveen Investments, Inc. Senior Unsecured(b) 10/15/20	9.500%		3,618,000	4,314,465
Total				7,256,030
Building Materials 0.7%
Allegion US Holding Co., Inc.(b) 10/01/21	5.750%		1,646,000	1,744,760
American Builders & Contractors Supply Co., Inc. Senior Unsecured(b) 04/15/21	5.625%		2,031,000	2,102,085
Building Materials Corp. of America(b) Senior Notes 05/01/21	6.750%		2,517,000	2,724,652

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senior Secured 02/15/20	7.000%	945,000	1,004,063
Gibraltar Industries, Inc. 02/01/21	6.250%	723,000	766,380
HD Supply, Inc. 07/15/20	7.500%	2,000,000	2,165,000
07/15/20	11.500%	1,340,000	1,591,250
Interface, Inc. 12/01/18	7.625%	901,000	956,186
Nortek, Inc. 04/15/21	8.500%	1,307,000	1,440,967
Turkiye Sise ve Cam Fabrikalari AS Senior Unsecured(b) 05/09/20	4.250%	623,000	586,263
USG Corp.(b) 11/01/21	5.875%	652,000	692,750
Total			15,774,356
Chemicals 1.4%
Axalta Coating Systems U.S. Holdings, Inc/Dutch Holding B BV(b) 05/01/21	7.375%	2,338,000	2,568,877
Celanese U.S. Holdings LLC 06/15/21	5.875%	814,000	891,330
Huntsman International LLC 11/15/20	4.875%	2,071,000	2,096,888
INEOS Group Holdings SA(b) 02/15/19	5.875%	2,138,000	2,180,760
JM Huber Corp. Senior Notes(b) 11/01/19	9.875%	2,430,000	2,788,425
LYB International Finance BV 07/15/23	4.000%	1,360,000	1,408,923
NOVA Chemicals Corp. Senior Unsecured(b) 08/01/23	5.250%	1,337,000	1,430,590
PQ Corp. Secured(b) 05/01/18	8.750%	11,024,000	12,016,160
Polypore International, Inc. 11/15/17	7.500%	2,710,000	2,864,199
Rockwood Specialties Group, Inc. 10/15/20	4.625%	1,027,000	1,052,675
Sibur Securities Ltd.(b) 01/31/18	3.914%	2,000,000	1,770,000
Total			31,068,827

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 1.1%
Ashtead Capital, Inc. Secured(b) 07/15/22	6.500%	1,554,000	1,689,975
Case New Holland Industrial, Inc. 12/01/17	7.875%	6,862,000	8,062,850
Columbus McKinnon Corp. 02/01/19	7.875%	950,000	1,021,250
H&E Equipment Services, Inc. 09/01/22	7.000%	2,665,000	2,931,500
Neff Rental LLC/Finance Corp. Secured(b) 05/15/16	9.625%	4,296,000	4,467,840
United Rentals North America, Inc. 05/15/20	7.375%	1,015,000	1,124,112
04/15/22	7.625%	1,765,000	1,985,625
06/15/23	6.125%	1,724,000	1,853,300
Total			23,136,452
Consumer Cyclical Services 0.6%
ADT Corp. (The) Senior Unsecured 07/15/22	3.500%	2,428,000	2,142,710
APX Group, Inc. 12/01/20	8.750%	2,240,000	2,284,800
Senior Secured 12/01/19	6.375%	6,023,000	6,128,403
Monitronics International, Inc. 04/01/20	9.125%	2,240,000	2,385,600
Total			12,941,513
Consumer Products 0.6%
Alphabet Holding Co., Inc. Senior Unsecured PIK(c) 11/01/17	7.750%	1,258,000	1,302,030
Serta Simmons Holdings LLC Senior Unsecured(b) 10/01/20	8.125%	4,275,000	4,697,156
Spectrum Brands, Inc. 03/15/20	6.750%	667,000	719,526
11/15/20	6.375%	2,086,000	2,258,095
11/15/22	6.625%	725,000	792,063
Springs Window Fashions LLC Senior Secured(b) 06/01/21	6.250%	3,414,000	3,550,560
Tempur Sealy International, Inc. 12/15/20	6.875%	488,000	531,920
Total			13,851,350

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Diversified Manufacturing 0.6%
Actuant Corp. 06/15/22	5.625%		1,319,000	1,391,545
Amsted Industries, Inc.(b) 03/15/22	5.000%		1,736,000	1,731,660
Entegris, Inc.(b) 04/01/22	6.000%		1,671,000	1,691,888
Gardner Denver, Inc. Senior Unsecured(b) 08/15/21	6.875%		3,885,000	3,986,981
Hamilton Sundstrand Corp. Senior Unsecured(b) 12/15/20	7.750%		3,398,000	3,686,830
Total				12,488,904
Electric 1.5%
AES Corp. (The) Senior Unsecured 07/01/21	7.375%		3,126,000	3,579,270
Calpine Corp. Senior Secured(b) 01/15/22	6.000%		2,690,000	2,851,400
Companhia de Eletricidade do Estad 04/27/16	11.750%	BRL	2,313,000	995,843
Duke Energy Corp. Senior Unsecured 09/15/21	3.550%		415,000	430,028
08/15/22	3.050%		5,280,000	5,204,596
NRG Energy, Inc.(b) 07/15/22	6.250%		4,383,000	4,525,447
PPL Capital Funding, Inc. 06/01/23	3.400%		5,780,000	5,683,301
Progress Energy, Inc. Senior Unsecured 04/01/22	3.150%		5,994,000	5,961,608
Southern California Edison Co. 1st Refunding Mortgage 06/01/21	3.875%		3,520,000	3,768,735
Total				33,000,228
Entertainment 0.5%
AMC Entertainment, Inc. 12/01/20	9.750%		1,965,000	2,259,750
Activision Blizzard, Inc.(b) 09/15/21	5.625%		5,679,000	6,055,234
09/15/23	6.125%		496,000	539,400
Six Flags, Inc.(b)(d)(e)(f)(g) 06/01/44	0.000%		1,557,000	—

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time, Inc.(b) 04/15/22	5.750%	2,011,000	2,005,972
Total			10,860,356
Food and Beverage 1.4%
ARAMARK Corp. 03/15/20	5.750%	2,800,000	2,936,500
B&G Foods, Inc. 06/01/21	4.625%	4,077,000	4,056,615
ConAgra Foods, Inc. Senior Unsecured 09/15/22	3.250%	5,750,000	5,606,566
Cosan Luxembourg SA(b) 03/14/23	5.000%	491,000	465,756
Darling International, Inc.(b) 01/15/22	5.375%	2,589,000	2,660,198
Diamond Foods, Inc.(b) 03/15/19	7.000%	551,000	570,285
Heineken NV Senior Unsecured(b) 04/01/22	3.400%	4,300,000	4,345,240
MHP SA(b) 04/02/20	8.250%	5,000,000	4,126,000
SABMiller Holdings, Inc.(b) 01/15/22	3.750%	4,880,000	5,038,805
TreeHouse Foods, Inc. 03/15/22	4.875%	526,000	532,575
Total			30,338,540
Gaming 1.7%
Boyd Gaming Corp. 07/01/20	9.000%	434,000	478,485
MCE Finance Ltd.(b) 02/15/21	5.000%	4,813,000	4,800,967
MGM Resorts International 03/01/18	11.375%	1,925,000	2,497,687
10/01/20	6.750%	444,000	490,664
12/15/21	6.625%	4,363,000	4,800,609
PNK Finance Corp.(b) 08/01/21	6.375%	3,647,000	3,829,350
Penn National Gaming, Inc. Senior Unsecured(b) 11/01/21	5.875%	1,153,000	1,112,645
Seminole Tribe of Florida, Inc.(b) Senior Secured 10/01/20	6.535%	1,510,000	1,676,100
Senior Unsecured 10/01/20	7.804%	2,225,000	2,443,829

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seneca Gaming Corp.(b) 12/01/18	8.250%	2,909,000	3,112,630
Studio City Finance Ltd.(b) 12/01/20	8.500%	1,447,000	1,609,788
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured(b) 06/01/21	6.375%	3,303,000	3,236,940
Tunica-Biloxi Gaming Authority Senior Unsecured(b) 11/15/15	9.000%	2,397,000	1,986,514
Wynn Macau Ltd. Senior Unsecured(b) 10/15/21	5.250%	5,960,000	6,049,400
Total			38,125,608
Gas Pipelines 2.5%
Access Midstream Partners LP/Finance Corp. 05/15/23	4.875%	3,724,000	3,770,550
03/15/24	4.875%	1,800,000	1,791,000
Crestwood Midstream Partners LP/Corp.(b) 03/01/22	6.125%	987,000	1,031,415
El Paso LLC Senior Secured 09/15/20	6.500%	6,549,000	7,226,896
01/15/32	7.750%	2,420,000	2,614,846
Hiland Partners LP/Finance Corp.(b) 10/01/20	7.250%	7,879,000	8,588,110
Kinder Morgan Energy Partners LP Senior Unsecured 02/15/23	3.450%	1,623,000	1,555,339
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	2,942,000	3,170,005
02/15/23	5.500%	2,894,000	3,002,525
07/15/23	4.500%	3,707,000	3,614,325
NiSource Finance Corp. 02/15/23	3.850%	2,195,000	2,219,233
Northwest Pipeline LLC Senior Unsecured 04/15/17	5.950%	500,000	559,645
Regency Energy Partners LP/Finance Corp. 09/01/20	5.750%	1,682,000	1,749,280
07/15/21	6.500%	3,807,000	4,092,525
03/01/22	5.875%	582,000	609,645
11/01/23	4.500%	1,451,000	1,367,567
Sabine Pass Liquefaction LLC Senior Secured 02/01/21	5.625%	863,000	891,048
Sabine Pass Liquefaction LLC(b) Senior Secured 03/15/22	6.250%	781,000	819,074

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Natural Gas Co. LLC Senior Unsecured(b) 04/01/17	5.900%	2,315,000	2,603,259
TransCanada PipeLines Ltd. Senior Unsecured 10/16/43	5.000%	720,000	775,855
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured 08/01/42	4.450%	2,275,000	2,220,971
Total			54,273,113
Health Care 2.4%
Amsurg Corp. 11/30/20	5.625%	1,096,000	1,131,620
Biomet, Inc. 08/01/20	6.500%	547,000	598,281
CHS/Community Health Systems, Inc.(b) 02/01/22	6.875%	3,355,000	3,476,619
Senior Secured 08/01/21	5.125%	614,000	626,280
Catamaran Corp. 03/15/21	4.750%	573,000	577,298
ConvaTec Finance International SA Senior Unsecured PIK(b)(c) 01/15/19	8.250%	1,569,000	1,604,303
ConvaTec Healthcare E SA Senior Unsecured(b) 12/15/18	10.500%	3,752,000	4,127,200
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	3,428,000	3,629,395
Emdeon, Inc. 12/31/19	11.000%	2,635,000	3,050,012
Fresenius Medical Care U.S. Finance II, Inc.(b) 07/31/19	5.625%	813,000	884,138
01/31/22	5.875%	1,960,000	2,087,400
Fresenius Medical Care U.S. Finance, Inc.(b) 09/15/18	6.500%	332,000	372,670
HCA Holdings, Inc. Senior Unsecured 02/15/21	6.250%	408,000	430,950
HCA, Inc. 02/15/22	7.500%	3,236,000	3,690,658
Senior Secured 03/15/19	3.750%	1,016,000	1,023,620
02/15/20	6.500%	3,788,000	4,223,620
IMS Health, Inc. Senior Unsecured(b) 11/01/20	6.000%	1,511,000	1,594,105

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured 11/01/18	10.500%	1,262,000	1,441,835
LifePoint Hospitals, Inc.(b) 12/01/21	5.500%	1,794,000	1,865,760
MPH Acquisition Holdings LLC(b) 04/01/22	6.625%	2,083,000	2,150,697
Physio-Control International, Inc. Senior Secured(b) 01/15/19	9.875%	2,011,000	2,237,237
STHI Holding Corp. Secured(b) 03/15/18	8.000%	891,000	944,460
Tenet Healthcare Corp. Senior Secured 04/01/21	4.500%	2,605,000	2,528,152
Senior Unsecured 04/01/22	8.125%	5,225,000	5,799,750
Tenet Healthcare Corp.(b) Senior Secured 10/01/20	6.000%	1,506,000	1,585,065
Total			51,681,125
Healthcare Insurance —%
Centene Corp. Senior Unsecured 05/15/22	4.750%	871,000	875,355
Centene Corp.(h) Senior Unsecured 05/15/22	4.750%	112,000	112,560
Total			987,915
Home Construction 0.4%
Brookfield Residential Properties, Inc./U.S. Corp.(b) 07/01/22	6.125%	894,000	914,115
KB Home 05/15/19	4.750%	1,114,000	1,111,215
Meritage Homes Corp. 03/01/18	4.500%	1,527,000	1,561,358
04/15/20	7.150%	588,000	652,680
04/01/22	7.000%	1,368,000	1,499,670
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	1,535,000	1,684,662
Taylor Morrison Communities, Inc./Monarch, Inc.(b) 04/15/20	7.750%	474,000	520,215
04/15/20	7.750%	1,529,000	1,678,078
04/15/21	5.250%	49,000	49,490
Total			9,671,483

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 5.8%
Afren PLC Senior Secured(b) 12/09/20	6.625%	1,791,000	1,818,694
Antero Resources Corp.(b)(h) 12/01/22	5.125%	1,503,000	1,516,151
Antero Resources Finance Corp.(b) 11/01/21	5.375%	1,300,000	1,329,250
Athlon Holdings LP/Finance Corp.(b) 04/15/21	7.375%	3,313,000	3,578,040
Athlon Holdings LP/Finance Corp.(b)(h) 05/01/22	6.000%	1,667,000	1,687,838
Canadian Oil Sands Ltd.(b) 04/01/22	4.500%	3,810,000	3,983,184
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	1,747,000	1,869,290
Chesapeake Energy Corp. 08/15/20	6.625%	5,020,000	5,633,695
02/15/21	6.125%	5,751,000	6,297,345
03/15/23	5.750%	3,754,000	3,988,625
Cimarex Energy Co. 05/01/22	5.875%	1,414,000	1,534,190
Comstock Resources, Inc. 06/15/20	9.500%	5,358,000	6,121,515
Concho Resources, Inc. 01/15/21	7.000%	3,680,000	4,084,800
01/15/22	6.500%	1,059,000	1,159,605
04/01/23	5.500%	3,842,000	4,000,482
Continental Resources, Inc. 09/15/22	5.000%	5,978,000	6,321,735
EP Energy LLC/Everest Acquisition Finance, Inc. 09/01/22	7.750%	425,000	473,344
EP Energy LLC/Finance, Inc. Senior Unsecured 05/01/20	9.375%	2,382,000	2,751,210
EXCO Resources, Inc. 04/15/22	8.500%	1,134,000	1,165,185
Halcon Resources Corp. 07/15/20	9.750%	222,000	237,540
05/15/21	8.875%	1,720,000	1,782,350
Kodiak Oil & Gas Corp. 12/01/19	8.125%	2,640,000	2,930,400
01/15/21	5.500%	5,078,000	5,230,340
02/01/22	5.500%	6,603,000	6,768,075
Laredo Petroleum, Inc. 02/15/19	9.500%	6,085,000	6,693,500
05/01/22	7.375%	1,529,000	1,685,723

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Laredo Petroleum, Inc.(b) 01/15/22	5.625%		2,276,000	2,315,830
MEG Energy Corp.(b) 03/31/24	7.000%		1,891,000	2,004,460
Novatek Finance Ltd.(b) Senior Unsecured 02/21/17	7.750%	RUB	61,400,000	1,611,601
02/03/21	6.604%		300,000	296,856
Oasis Petroleum, Inc. 02/01/19	7.250%		3,349,000	3,575,057
11/01/21	6.500%		3,320,000	3,552,400
01/15/23	6.875%		2,463,000	2,666,197
Oasis Petroleum, Inc.(b) 03/15/22	6.875%		1,759,000	1,908,515
Parsley Energy LLC/Finance Corp. Senior Unsecured(b) 02/15/22	7.500%		3,545,000	3,704,525
QEP Resources, Inc. Senior Unsecured 03/01/21	6.875%		2,634,000	2,910,570
RKI Exploration & Production LLC/Finance Corp.(b) 08/01/21	8.500%		475,000	515,375
Rice Energy, Inc.(b) 05/01/22	6.250%		1,331,000	1,332,664
SM Energy Co. Senior Unsecured 11/15/21	6.500%		1,297,000	1,394,275
01/01/23	6.500%		1,067,000	1,149,693
SM Energy Co.(b) Senior Unsecured 01/15/24	5.000%		2,115,000	2,072,700
SandRidge Energy, Inc. 10/15/22	8.125%		1,086,000	1,175,595
02/15/23	7.500%		394,000	416,655
Tullow Oil PLC Senior Unsecured(b) 04/15/22	6.250%		4,000,000	4,040,000
Whiting Petroleum Corp. 10/01/18	6.500%		156,000	164,580
03/15/21	5.750%		2,546,000	2,730,585
Zhaikmunai LLP 11/13/19	7.125%		2,154,000	2,202,465
Total				126,382,704
Integrated Energy 0.1%
Lukoil International Finance BV(b) 11/09/20	6.125%		2,300,000	2,314,211

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.4%
Choice Hotels International, Inc. 07/01/22	5.750%	1,055,000	1,114,344
Hilton Worldwide Finance/Corp.(b) 10/15/21	5.625%	3,213,000	3,357,585
Playa Resorts Holding BV Senior Unsecured(b) 08/15/20	8.000%	3,827,000	4,152,685
Total			8,624,614
Media Cable 1.4%
CCO Holdings LLC/Capital Corp. 09/30/22	5.250%	993,000	993,000
CSC Holdings, Inc. Senior Unsecured 11/15/21	6.750%	4,456,000	4,957,300
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b) 09/15/20	6.375%	2,149,000	2,251,078
DISH DBS Corp. 06/01/21	6.750%	6,343,000	7,167,590
07/15/22	5.875%	3,042,000	3,281,557
Mediacom Broadband LLC/Corp. Senior Unsecured(b) 04/15/21	5.500%	288,000	287,280
NBCUniversal Media LLC 04/01/21	4.375%	2,660,000	2,904,273
Numericable Group SA(b)(h) Senior Secured 05/15/19	4.875%	1,836,000	1,854,360
05/15/22	6.000%	3,393,000	3,473,584
05/15/24	6.250%	1,251,000	1,280,711
Time Warner Cable, Inc. 09/15/42	4.500%	380,000	367,523
Videotron Ltd. 07/15/22	5.000%	2,785,000	2,805,887
WaveDivision Escrow LLC/Corp. Senior Unsecured(b) 09/01/20	8.125%	70,000	74,900
Total			31,699,043
Media Non-Cable 3.4%
AMC Networks, Inc. 07/15/21	7.750%	1,834,000	2,051,788
12/15/22	4.750%	4,210,000	4,199,475
British Sky Broadcasting Group PLC(b) 11/26/22	3.125%	3,845,000	3,720,349
CBS Outdoor Americas Capital LLC/Corp.(b) 02/15/22	5.250%	1,931,000	1,979,275
02/15/24	5.625%	431,000	442,853

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Communications, Inc. PIK(c) 02/01/21	14.000%	1,714,000	1,756,850
Clear Channel Communications, Inc. Senior Secured 03/01/21	9.000%	5,167,000	5,489,937
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	5,303,000	5,713,982
11/15/22	6.500%	4,779,000	5,113,530
DigitalGlobe, Inc. 02/01/21	5.250%	746,000	727,350
Hughes Satellite Systems Corp. 06/15/21	7.625%	585,000	659,588
Senior Secured 06/15/19	6.500%	4,440,000	4,884,000
Intelsat Jackson Holdings SA 04/01/19	7.250%	395,000	423,144
10/15/20	7.250%	1,620,000	1,749,600
Senior Unsecured 04/01/21	7.500%	2,660,000	2,916,025
Intelsat Luxembourg SA 06/01/21	7.750%	1,134,000	1,182,195
06/01/23	8.125%	3,210,000	3,370,500
Lamar Media Corp. 05/01/23	5.000%	1,308,000	1,314,540
Lamar Media Corp.(b) 01/15/24	5.375%	828,000	858,015
MDC Partners, Inc.(b) 04/01/20	6.750%	3,471,000	3,670,583
Netflix, Inc. Senior Unsecured(b) 03/01/24	5.750%	695,000	719,325
Nielsen Finance Co. SARL (The)(b) 10/01/21	5.500%	2,784,000	2,898,840
Nielsen Finance LLC/Co. 10/01/20	4.500%	5,697,000	5,739,727
Starz LLC/Finance Corp. 09/15/19	5.000%	597,000	618,641
Thomson Reuters Corp. Senior Unsecured 05/23/43	4.500%	975,000	903,416
Univision Communications, Inc.(b) 05/15/21	8.500%	2,106,000	2,316,600
Senior Secured 11/01/20	7.875%	2,148,000	2,360,115
09/15/22	6.750%	870,000	957,000
05/15/23	5.125%	4,852,000	4,949,040
Total			73,686,283
Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals 1.2%
ArcelorMittal Senior Unsecured 03/01/21	6.000%	1,301,000	1,392,070
02/25/22	6.750%	4,919,000	5,456,579
Arch Coal, Inc. Secured(b) 01/15/19	8.000%	2,885,000	2,877,788
CONSOL Energy, Inc. 03/01/21	6.375%	140,000	147,525
CONSOL Energy, Inc.(b) 04/15/22	5.875%	1,148,000	1,182,440
Calcipar SA Senior Secured(b) 05/01/18	6.875%	3,797,000	4,015,327
Constellium NV Senior Unsecured(b)(h) 05/15/24	5.750%	688,000	703,480
Peabody Energy Corp. 11/15/18	6.000%	590,000	626,875
11/15/21	6.250%	1,340,000	1,360,100
Samarco Mineracao SA(b) Senior Unsecured 11/01/22	4.125%	2,250,000	2,087,976
10/24/23	5.750%	3,900,000	3,958,500
Vale Overseas Ltd. 01/11/22	4.375%	2,600,000	2,634,986
Total			26,443,646
Non-Captive Consumer 0.4%
Provident Funding Associates LP/Finance Corp. Senior Notes(b) 02/15/19	10.125%	480,000	525,600
Provident Funding Associates LP/PFG Finance Corp.(b) 06/15/21	6.750%	3,196,000	3,267,910
Springleaf Finance Corp. 12/15/17	6.900%	1,928,000	2,115,980
06/01/20	6.000%	336,000	340,200
10/01/21	7.750%	1,668,000	1,845,225
10/01/23	8.250%	1,220,000	1,360,300
Total			9,455,215
Non-Captive Diversified 0.7%
Aircastle Ltd. Senior Unsecured 03/15/21	5.125%	1,088,000	1,093,440
CIT Group, Inc. Senior Unsecured(b) 02/15/19	5.500%	3,356,000	3,607,700

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Lease Finance Corp. Senior Unsecured 04/01/19	5.875%	853,000	925,505
05/15/19	6.250%	1,589,000	1,753,859
12/15/20	8.250%	4,098,000	4,943,212
01/15/22	8.625%	2,266,000	2,775,850
Total			15,099,566
Oil Field Services 0.8%
Atwood Oceanics, Inc. Senior Unsecured 02/01/20	6.500%	7,458,000	7,942,770
Oil States International, Inc. 06/01/19	6.500%	2,681,000	2,818,401
01/15/23	5.125%	1,771,000	1,983,520
Pacific Drilling SA Senior Secured(b) 06/01/20	5.375%	4,183,000	4,067,968
Total			16,812,659
Other Financial Institutions 0.2%
FTI Consulting, Inc. 11/15/22	6.000%	859,000	876,180
Icahn Enterprises LP/Finance Corp.(b) 08/01/20	6.000%	1,207,000	1,273,385
02/01/22	5.875%	1,476,000	1,498,140
National Financial Partners Corp. Senior Unsecured(b) 07/15/21	9.000%	980,000	1,055,950
Total			4,703,655
Other Industry —%
Unifrax I LLC/Holding Co.(b) 02/15/19	7.500%	621,000	656,708
Packaging 0.7%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b) 01/31/19	6.250%	1,080,000	1,125,900
Beverage Packaging Holdings (Luxembourg) II SA(b) 12/15/16	5.625%	689,000	703,641
06/15/17	6.000%	409,000	421,270
Plastipak Holdings, Inc. Senior Unsecured(b) 10/01/21	6.500%	3,311,000	3,443,440
Reynolds Group Issuer, Inc./LLC 08/15/19	9.875%	4,344,000	4,821,840
Senior Secured 08/15/19	7.875%	2,069,000	2,270,728

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured(b) 05/01/22	6.375%	2,550,000	2,575,500
Total			15,362,319
Pharmaceuticals 0.6%
Grifols Worldwide Operations Ltd. Senior Unsecured(b) 04/01/22	5.250%	1,035,000	1,050,525
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b) 12/01/19	9.500%	912,000	1,007,760
Valeant Pharmaceuticals International, Inc.(b) 08/15/18	6.750%	1,757,000	1,901,952
07/15/21	7.500%	3,913,000	4,362,995
12/01/21	5.625%	1,033,000	1,074,320
Valeant Pharmaceuticals International(b) 10/15/20	6.375%	4,197,000	4,511,775
Total			13,909,327
Property & Casualty 0.9%
HUB International Ltd. Senior Unsecured(b) 10/01/21	7.875%	4,819,000	5,144,283
Liberty Mutual Group, Inc.(b) 05/01/22	4.950%	8,205,000	8,851,209
06/15/23	4.250%	5,935,000	6,093,844
Total			20,089,336
Railroads 0.2%
Florida East Coast Holdings Corp.(b) 05/01/20	9.750%	2,023,000	2,083,690
Senior Secured 05/01/19	6.750%	2,258,000	2,320,095
Total			4,403,785
REITs 0.2%
CyrusOne LP/Finance Corp. 11/15/22	6.375%	2,451,000	2,604,188
DuPont Fabros Technology LP 09/15/21	5.875%	1,028,000	1,071,690
Duke Realty LP 08/15/19	8.250%	200	249
Total			3,676,127
Restaurants 0.4%
Yum! Brands, Inc. Senior Unsecured 11/01/20	3.875%	1,800,000	1,875,974

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/21	3.750%	3,050,000	3,112,628
11/01/23	3.875%	4,440,000	4,480,453
Total			9,469,055
Retailers 0.3%
AutoNation, Inc. 02/01/20	5.500%	186,000	202,275
Michaels Stores, Inc.(b) 12/15/20	5.875%	759,000	770,385
Neiman Marcus Group Ltd. LLC PIK(b)(c) 10/15/21	8.750%	711,000	785,655
Neiman Marcus Group Ltd. LLC(b) 10/15/21	8.000%	1,289,000	1,411,455
Rite Aid Corp. 06/15/21	6.750%	2,455,000	2,669,813
Senior Unsecured 02/15/27	7.700%	919,000	1,010,900
Total			6,850,483
Technology 2.3%
Alliance Data Systems Corp.(b) 12/01/17	5.250%	2,329,000	2,457,095
04/01/20	6.375%	1,321,000	1,406,865
Ancestry.com, Inc. Senior Unsecured PIK(b)(c) 10/15/18	9.625%	1,905,000	1,995,487
Audatex North America, Inc.(b) 06/15/21	6.000%	956,000	1,025,310
11/01/23	6.125%	956,000	1,021,725
Brocade Communications Systems, Inc. Senior Secured 01/15/20	6.875%	1,817,000	1,944,190
CDW LLC/Finance Corp. 04/01/19	8.500%	2,830,000	3,098,850
Cardtronics, Inc. 09/01/18	8.250%	2,916,000	3,098,250
Equinix, Inc. Senior Unsecured 04/01/20	4.875%	1,054,000	1,075,080
07/15/21	7.000%	1,055,000	1,177,644
04/01/23	5.375%	580,000	590,150
First Data Corp. 01/15/21	12.625%	4,884,000	5,860,800
08/15/21	11.750%	1,636,000	1,742,340
First Data Corp.(b) Secured 01/15/21	8.250%	2,681,000	2,888,777
Senior Secured 08/15/20	8.875%	5,745,000	6,369,769

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Goodman Networks, Inc. Senior Secured 07/01/18	12.125%		971,000	1,072,955
Goodman Networks, Inc.(b) Senior Secured 07/01/18	12.375%		1,241,000	1,368,203
Iron Mountain, Inc. 08/15/23	6.000%		980,000	1,041,250
NCR Corp. 07/15/22	5.000%		1,045,000	1,063,288
NCR Corp.(b) Senior Unsecured 12/15/21	5.875%		572,000	604,890
12/15/23	6.375%		1,717,000	1,832,897
NXP BV/Funding LLC(b) 02/15/21	5.750%		236,000	249,570
Nuance Communications, Inc.(b) 08/15/20	5.375%		4,623,000	4,646,115
VeriSign, Inc. 05/01/23	4.625%		1,734,000	1,660,305
Total				49,291,805
Textile 0.1%
Quiksilver Inc./QS Wholesale Inc. 08/01/20	10.000%		554,000	628,790
Quiksilver Inc./QS Wholesale Inc.(b) Senior Secured 08/01/18	7.875%		331,000	359,135
Total				987,925
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc. 01/15/19	8.250%		1,020,000	1,086,300
03/15/20	9.750%		1,330,000	1,516,200
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index)(b) 12/15/35	5.950%	MXN	30,900,258	2,279,242
ERAC U.S.A. Finance LLC(b) 10/01/20	5.250%		1,150,000	1,288,017
03/15/42	5.625%		415,000	463,791
Hertz Corp. (The) 04/15/19	6.750%		1,200,000	1,287,000
10/15/20	5.875%		825,000	874,500
01/15/21	7.375%		576,000	634,320
10/15/22	6.250%		1,271,000	1,359,970
LBC Tank Terminals Holding Netherlands BV(b) 05/15/23	6.875%		589,000	624,340
Total				11,413,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Wireless 2.7%
Altice SA(b)(h) 05/15/22	7.750%		2,416,000	2,518,680
Crown Castle International Corp. Senior Unsecured 04/15/22	4.875%		3,246,000	3,294,690
01/15/23	5.250%		3,958,000	4,066,845
SBA Communications Corp. Senior Unsecured 10/01/19	5.625%		378,000	396,428
SBA Telecommunications, Inc. 07/15/20	5.750%		4,581,000	4,810,050
Sprint Communications, Inc.(b) 11/15/18	9.000%		6,868,000	8,396,130
03/01/20	7.000%		4,701,000	5,423,779
Sprint Corp.(b) 09/15/21	7.250%		2,884,000	3,143,560
09/15/23	7.875%		3,879,000	4,276,597
T-Mobile USA, Inc. 04/28/20	6.542%		783,000	841,725
04/28/21	6.633%		1,819,000	1,964,520
01/15/22	6.125%		1,189,000	1,249,936
04/28/22	6.731%		2,145,000	2,313,919
04/01/23	6.625%		2,318,000	2,480,260
04/28/23	6.836%		738,000	794,272
01/15/24	6.500%		1,189,000	1,246,964
VimpelCom Holdings BV(b) 02/13/18	9.000%	RUB	71,400,000	1,872,669
03/01/22	7.504%		1,000,000	980,000
Wind Acquisition Finance SA(b) 04/23/21	7.375%		2,888,000	2,967,420
Senior Secured 04/30/20	6.500%		6,344,000	6,803,940
Total				59,842,384
Wirelines 1.7%
CenturyLink, Inc. Senior Unsecured 06/15/21	6.450%		5,005,000	5,392,887
12/01/23	6.750%		1,695,000	1,817,888
EarthLink Holdings Corp. Senior Secured 06/01/20	7.375%		1,832,000	1,909,860
Frontier Communications Corp. Senior Unsecured 10/01/18	8.125%		935,000	1,088,106
07/01/21	9.250%		2,622,000	3,100,515
04/15/22	8.750%		953,000	1,086,420
04/15/24	7.625%		978,000	1,014,675

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Communications, Inc. Senior Unsecured 06/01/19	8.875%	756,000	829,710
Level 3 Financing, Inc. 04/01/19	9.375%	2,778,000	3,069,690
07/01/19	8.125%	1,656,000	1,811,250
06/01/20	7.000%	1,828,000	1,969,670
07/15/20	8.625%	1,865,000	2,088,800
Level 3 Financing, Inc.(b) 01/15/21	6.125%	1,312,000	1,377,600
Level 3 Financing, Inc.(b)(c) 01/15/18	3.846%	656,000	665,840
Ooredoo International Finance Ltd.(b) 06/10/19	7.875%	600,000	739,490
10/19/25	5.000%	1,900,000	1,967,436
Telecom Italia Capital SA 06/18/19	7.175%	1,566,000	1,816,560
Windstream Corp. 09/01/18	8.125%	1,485,000	1,570,388
10/15/20	7.750%	2,188,000	2,363,040
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	1,927,000	2,230,503
Total			37,910,328
Total Corporate Bonds & Notes (Cost: $913,975,170)			957,917,768

Residential Mortgage-Backed Securities — Agency 6.8%

Federal Home Loan Mortgage Corp.(c)(i)(j) CMO IO Series 2957 Class SW 04/15/35	5.848%	6,412,296	1,077,963
CMO IO Series 3122 Class IS 03/15/36	6.548%	6,055,056	1,027,039
CMO IO Series 318 Class S1 11/15/43	5.798%	11,873,762	2,672,244
CMO IO Series 3761 Class KS 06/15/40	5.848%	8,685,790	1,138,429
Federal Home Loan Mortgage Corp.(i) 01/01/20	10.500%	3,035	3,053
Federal Home Loan Mortgage Corp.(i)(j) CMO IO Series 304 Class C23 02/15/42	3.500%	43,547,560	9,866,244
CMO IO Series 304 Class C69 12/15/42	4.000%	18,647,663	4,212,695
CMO IO Series 4098 Class AI 05/15/39	3.500%	17,793,869	3,183,750
CMO IO Series 4120 Class AI 11/15/39	3.500%	16,536,325	2,617,242
CMO IO Series 4121 Class IA 01/15/41	3.500%	15,060,434	3,256,128

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 4121 Class MI 10/15/42	4.000%	11,990,793	3,132,452
CMO IO Series 4147 Class CI 01/15/41	3.500%	20,782,176	3,939,365
CMO IO Series 4213 Class DI 06/15/38	3.500%	27,477,894	4,376,825
Federal Home Loan Mortgage Corp.(i)(k) 05/01/21	5.000%	2,251,652	2,422,803
Federal National Mortgage Association(c)(i)(j) CMO IO Series 2006-5 Class N1 08/25/34	2.015%	24,237,038	1,209,646
CMO IO Series 2006-5 Class N2 02/25/35	2.006%	33,892,791	2,232,955
CMO IO Series 2010-135 Class MS 12/25/40	5.798%	5,859,856	1,073,388
CMO IO Series 2013-124 Class SB 12/25/43	5.798%	19,751,653	4,288,193
Federal National Mortgage Association(h)(i) 05/14/29	3.000%	19,000,000	19,607,109
05/14/29	3.500%	32,500,000	34,226,563
Federal National Mortgage Association(i) 05/01/41	4.000%	10,019,281	10,530,030
12/01/20	4.500%	102,957	109,381
02/01/35	5.500%	164,879	183,490
10/01/37- 07/01/38	7.000%	339,175	388,702
Federal National Mortgage Association(i)(j) CMO IO STRIPS Series 417 Class C5 02/25/43	3.500%	14,284,247	3,306,580
CMO IO Series 2012-118 Class BI 12/25/39	3.500%	26,586,661	4,783,602
CMO IO Series 2012-121 Class GI 08/25/39	3.500%	19,843,692	3,265,922
CMO IO Series 2012-129 Class IC 01/25/41	3.500%	15,193,002	2,896,363
CMO IO Series 2012-131 Class MI 01/25/40	3.500%	22,288,189	4,399,593
CMO IO Series 2012-133 Class EI 07/25/31	3.500%	10,006,231	1,712,125
CMO IO Series 2012-139 Class IL 04/25/40	3.500%	13,485,658	2,441,240
CMO IO Series 2012-96 Class CI 04/25/39	3.500%	22,040,842	3,803,540
CMO IO Series 2013-1 Class AI 02/25/43	3.500%	8,638,810	1,934,523
CMO IO Series 2013-6 Class MI 02/25/40	3.500%	15,759,098	2,846,292
Total Residential Mortgage-Backed Securities — Agency (Cost: $144,692,079)			148,165,469

Residential Mortgage-Backed Securities — Non-Agency 9.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A(b)(i) 05/25/47	4.000%	7,561,129	7,747,511
BCAP LLC Trust(b)(c)(i) CMO Series 2010-RR11 Class 5A2 03/27/37	4.839%	6,126,286	6,291,224
CMO Series 2010-RR7 Class 17A7 03/26/36	4.997%	1,769,159	1,685,842
CMO Series 2013-RR3 Class 6A5 03/26/36	2.473%	5,451,871	5,350,112
CMO Series 2013-RR5 Class 4A1 09/26/36	3.000%	5,484,617	5,459,271
BCAP LLC Trust(b)(i) CMO Series 2010-RR7 Class 8A6 05/26/35	5.500%	2,378,112	2,377,301
BCAP LLC Series 2013-RR1 Class 10A1(b)(c)(i) 10/26/36	3.000%	3,924,531	3,950,602
Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A(b)(c)(i) 01/28/33	2.981%	3,348,282	3,339,911
CAM Mortgage Trust CMO Series 2014-1 Class A(b)(c)(i) 12/15/53	3.352%	5,298,000	5,252,275
Castle Peak Loan Trust CMO Series 2012-1A Class A1(b)(i) 05/25/52	5.000%	345,696	345,696
Citigroup Mortgage Loan Trust, Inc.(b)(c)(i) CMO Series 2009-4 Class 9A2 03/25/36	2.615%	3,040,248	2,606,110
CMO Series 2010-2 Class 5A2A 12/25/35	5.500%	3,871,000	3,963,517
CMO Series 2010-6 Class 2A2 09/25/35	2.650%	1,143,314	1,051,455
CMO Series 2010-6 Class 3A2 07/25/36	2.612%	4,920,000	4,702,391
CMO Series 2010-7 Class 3A4 12/25/35	6.225%	2,185,000	2,190,410
CMO Series 2012-3 Class 2A3 04/25/37	2.659%	3,772,584	3,650,398
CMO Series 2013-12 Class 2A3 09/25/35	4.750%	6,351,266	6,308,064
CMO Series 2013-2 Class 1A1 11/25/37	5.958%	4,027,146	4,145,987
Series 2013-11 Class 3A3 09/25/34	2.638%	5,936,300	5,734,287
Series 2014-A Class B1 01/25/35	5.440%	2,471,494	2,620,779
Citigroup Mortgage Loan Trust, Inc.(b)(i) CMO Series 2011-12 Class 3A3 09/25/47	5.593%	5,500,000	5,335,792

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-A Class A 06/25/51	2.500%	5,730,073	5,533,393
Credit Suisse Mortgage Capital Certificates(b)(c)(i) CMO Series 2011-4R Class 4A7 08/27/37	4.000%	8,522,738	8,466,016
CMO Series 2011-5R Class 3A1 09/27/47	5.409%	3,612,286	3,546,149
CMO Series 2011-7R Class A1 08/28/47	1.404%	539,781	539,264
Series 2008-4R Class 3A4 01/26/38	2.682%	6,187,000	5,752,951
Series 2012-11 Class 3A2 06/29/47	1.153%	8,599,883	8,115,812
Series 2014-2R Class 18A1 01/27/37	3.000%	12,418,813	12,303,442
Series 2014-2R Class 19A1 05/27/36	3.000%	8,607,771	8,594,119
Series 2014-2R Class 30A1 04/27/37	3.000%	7,921,648	7,904,513
Credit Suisse Mortgage Capital Certificates(b)(i) CMO Series 2010-9R Class 10A5 04/27/37	4.000%	3,000,000	3,016,290
CMO Series 2010-9R Class 7A5 05/27/37	4.000%	4,000,000	4,063,180
Series 2010-9R Class 1A5 08/27/37	4.000%	9,414,000	8,783,234
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7(i) 04/25/33	5.500%	1,584,326	1,595,634
GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A(b)(c)(i) 11/26/36	0.312%	9,330,988	8,538,473
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6(b)(c)(i) 04/26/37	4.500%	1,312,000	1,317,720
Nomura Resecuritization Trust CMO Series 2011-2RA Class 2A13(b)(c)(i) 07/26/35	2.658%	4,923,000	4,807,167
PennyMac Loan Trust Series 2012-NPL1 Class A(b)(c)(i) 05/28/52	3.422%	2,224,873	2,218,525
Residential Mortgage Asset Trust Series 2012-1A Class A1(b)(c)(i) 08/26/52	2.734%	2,539,184	2,550,728
Springleaf Mortgage Loan Trust CMO Series 2012-3A Class B1(b)(c)(i) 12/25/59	6.000%	6,000,000	6,241,829
US Residential Opportunity Fund Trust Series 2014-1A Class NOTE(b)(c)(i) 03/25/34	3.466%	5,891,211	5,926,558

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VOLT NPL X LLC CMO Series 2013-NPL4 Class A1(b)(c)(i) 11/25/53	3.960%	7,278,026	7,320,968
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $199,369,932)			201,244,900

Commercial Mortgage-Backed Securities — Non-Agency 2.9%

Aventura Mall Trust Series 2013-AVM Class E(b)(c)(i) 12/05/32	3.867%	9,400,000	8,905,785
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F(b)(c)(i) 09/15/26	3.653%	8,054,000	8,050,013
Bear Stearns Commercial Mortgage Securities Trust Series 2005-T18 Class A4(c)(i) 02/13/42	4.933%	1,490,104	1,528,017
GS Mortgage Securities Trust Series 2007-GG10 Class AM(c)(i) 08/10/45	5.997%	15,621,500	16,241,127
ORES NPL LLC(b)(i) Series 2013-LV2 Class A 09/25/25	3.081%	9,323,805	9,324,989
Series 2014-LV3 Class B 03/27/24	6.000%	6,300,000	6,293,076
RIAL Series 2014-LT5 Class A(b)(h)(i) 05/22/28	2.850%	3,500,000	3,500,000
Rialto Real Estate Fund(b)(c)(i) Series 2013-RIA4 Class A2 11/27/28	6.000%	6,650,000	6,514,001
Rialto Real Estate Fund(b)(i) Series 2013-LT2 Class A 05/22/28	2.833%	3,750,683	3,748,290
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3(c)(i) 08/15/39	5.549%	16,230	16,572
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $63,610,871)			64,121,870

Asset-Backed Securities — Non-Agency 0.9%

American Credit Acceptance Receivables Trust Series 2012-3 Class A(b) 11/15/16	1.640%	1,387,453	1,393,113

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CDO Series 2014-17A Class B(b)(c)(g)(h) 04/17/26	3.060%	7,000,000	6,934,900
GMAC Mortgage Home Equity Loan Trust Series 2004-HE5 Class A5 (FGIC)(c) 09/25/34	5.865%	1,463,074	1,501,851
SpringCastle America Funding LLC Series 2013-1A Class A(b) 04/03/21	3.750%	10,394,465	10,495,675
Total Asset-Backed Securities — Non-Agency (Cost: $20,261,062)			20,325,539

Inflation-Indexed Bonds(a) 2.7%

United States 2.0%
U.S. Treasury Inflation-Indexed Bond 01/15/23	0.125%		19,905,625	19,462,407
01/15/24	0.625%		13,097,966	13,291,370
02/15/43	0.625%		13,767,549	11,950,879
Total				44,704,656
Uruguay 0.7%
Uruguay Government International Bond 04/05/27	4.250%	UYU	117,716,709	5,382,901
Senior Unsecured 12/15/28	4.375%	UYU	211,464,406	9,799,261
Total				15,182,162
Total Inflation-Indexed Bonds (Cost: $62,548,535)				59,886,818

U.S. Treasury Obligations 2.7%

U.S. Treasury 05/15/23	1.750%	1,040,000	970,124
02/15/24	2.750%	2,021,200	2,038,885
02/15/43	3.125%	4,565,000	4,290,388
05/15/43	2.875%	16,070,000	14,319,877
U.S. Treasury(k) 11/15/43	3.750%	34,632,000	36,542,163
Total U.S. Treasury Obligations (Cost: $54,469,400)			58,161,437

Foreign Government Obligations(a)(l) 25.4%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Argentina 0.5%
Argentina Bonar Bonds 04/17/17	7.000%		7,537,000	6,915,197
Provincia de Buenos Aires Senior Unsecured(b) 01/26/21	10.875%		2,490,000	2,247,225
Provincia de Cordoba Senior Unsecured(b) 08/17/17	12.375%		2,570,000	2,412,588
Total				11,575,010
Australia 0.9%
Treasury Corp. of Victoria Local Government Guaranteed 11/15/16	5.750%	AUD	12,750,000	12,624,374
06/15/20	6.000%	AUD	6,200,000	6,454,906
Total				19,079,280
Austria 0.2%
Austria Government Bond Senior Unsecured(b) 10/19/18	1.150%	EUR	3,540,000	5,007,761
Belgium 0.1%
Belgium Government Bond(b) 06/22/24	2.600%	EUR	1,720,000	2,498,036
Brazil 1.3%
Brazil Notas do Tesouro Nacional Senior Notes 01/01/17	10.000%	BRL	7,339,000	3,238,025
Brazilian Government International Bond 08/17/40	11.000%		2,700,000	3,045,600
Senior Unsecured 01/05/24	8.500%	BRL	6,700,000	2,899,652
01/20/34	8.250%		6,260,000	8,451,000
Morgan Stanley Senior Unsecured 10/22/20	11.500%	BRL	4,485,000	2,011,875
Petrobras Global Finance BV 05/20/23	4.375%		1,000,000	934,363
Petrobras International Finance Co. 01/27/21	5.375%		5,900,000	6,038,617
01/20/40	6.875%		1,400,000	1,448,803
Total				28,067,935
Canada 0.4%
Canadian Government Bond 03/01/19	1.750%	CAD	10,380,000	9,499,729

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Foreign Government Obligations(a)(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Chile —%
Empresa Nacional del Petroleo Senior Unsecured(b) 07/08/19	6.250%		600,000	673,805
Colombia 1.1%
Bogota Distrito Capital Senior Unsecured(b) 07/26/28	9.750%	COP	200,000,000	128,578
Colombia Government International Bond Senior Unsecured 05/21/24	8.125%		790,000	1,042,800
06/28/27	9.850%	COP	2,520,000,000	1,698,543
01/18/41	6.125%		4,200,000	4,826,900
Corporación Andina de Fomento 06/15/22	4.375%		1,150,000	1,216,510
Ecopetrol SA Senior Unsecured 07/23/19	7.625%		3,855,000	4,635,638
Emgesa SA ESP Senior Unsecured 01/25/21	8.750%	COP	1,700,000,000	952,684
Empresa de Energia de Bogota SA ESP Senior Unsecured(b) 11/10/21	6.125%		1,112,000	1,190,295
Empresas Publicas de Medellin ESP(b) Senior Unsecured 07/29/19	7.625%		100,000	118,680
02/01/21	8.375%	COP	13,266,000,000	7,285,228
Transportadora de Gas Internacional SA ESP Senior Unsecured(b) 03/20/22	5.700%		1,415,000	1,508,724
Total				24,604,580
Croatia 0.2%
Croatia Government International Bond Senior Unsecured(b) 01/26/24	6.000%		4,100,000	4,269,125
Dominican Republic 0.9%
Banco de Reservas de La Republica Dominicana Senior Subordinated Notes(b) 02/01/23	7.000%		2,750,000	2,643,438
Dominican Republic International Bond 02/22/19	12.000%	DOP	42,000,000	936,893
Dominican Republic International Bond(b) 07/05/19	15.000%	DOP	116,000,000	2,808,830
01/08/21	14.000%	DOP	79,470,000	1,809,476
Senior Unsecured 05/06/21	7.500%		4,472,000	4,969,827
04/20/27	8.625%		2,900,000	3,314,700

Foreign Government Obligations(a)(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
04/30/44	7.450%		3,900,000	3,928,688
Total				20,411,852
El Salvador 0.1%
El Salvador Government International Bond(b) Senior Unsecured 04/10/32	8.250%		400,000	444,000
06/15/35	7.650%		490,000	508,988
02/01/41	7.625%		1,500,000	1,549,500
Total				2,502,488
France 0.5%
France Government Bond OAT 04/25/17	3.750%	EUR	2,900,000	4,425,644
10/25/18	4.250%	EUR	1,900,000	3,048,208
04/25/22	3.000%	EUR	1,600,000	2,466,780
Total				9,940,632
Georgia 0.2%
Georgian Railway JSC Senior Unsecured(b) 07/11/22	7.750%		4,839,000	5,202,386
Guatemala 0.5%
Guatemala Government Bond(b) Senior Unsecured 06/06/22	5.750%		4,500,000	4,854,375
02/13/28	4.875%		6,152,000	5,975,130
Total				10,829,505
Hungary 0.7%
Hungary Government International Bond Senior Unsecured 02/19/18	4.125%		2,000,000	2,060,964
11/22/23	5.750%		5,382,000	5,731,830
03/25/24	5.375%		3,850,000	3,970,313
Magyar Export-Import Bank Zrt.(b) 02/12/18	5.500%		4,111,000	4,366,936
Total				16,130,043
Indonesia 2.2%
Indonesia Government International Bond(b) Senior Unsecured 05/04/14	10.375%		6,180,000	6,185,572
04/20/15	7.250%		1,300,000	1,373,125
03/13/20	5.875%		11,125,000	12,181,875
04/25/22	3.750%		1,600,000	1,512,000
Indonesia Treasury Bond Senior Unsecured 06/15/15	9.500%	IDR	11,920,000,000	1,056,783
07/15/17	10.000%	IDR	15,043,000,000	1,395,461

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Foreign Government Obligations(a)(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
09/15/19	11.500%	IDR	36,600,000,000	3,672,188
11/15/20	11.000%	IDR	2,000,000,000	200,493
06/15/21	12.800%	IDR	17,200,000,000	1,881,341
09/15/25	11.000%	IDR	16,500,000,000	1,712,909
05/15/27	7.000%	IDR	11,380,000,000	876,028
Majapahit Holding BV(b) 01/20/20	7.750%		1,100,000	1,268,667
06/29/37	7.875%		2,780,000	3,082,325
PT Pertamina Persero(b) Senior Unsecured 05/03/22	4.875%		1,600,000	1,538,000
05/20/23	4.300%		4,788,000	4,351,095
PT Perusahaan Listrik Negara Senior Unsecured(b) 11/22/21	5.500%		5,278,000	5,377,427
Total				47,665,289
Italy 0.7%
Italy Buoni Poliennali Del Tesoro 05/01/21	3.750%	EUR	7,620,000	11,469,765
09/01/22	5.500%	EUR	1,000,000	1,665,236
Republic of Italy 11/15/16	2.750%	EUR	1,600,000	2,316,496
Total				15,451,497
Kazakhstan 0.6%
KazMunayGas National Co. JSC(b) Senior Unsecured 07/02/18	9.125%		3,980,000	4,780,975
05/05/20	7.000%		400,000	452,733
04/09/21	6.375%		2,500,000	2,729,981
04/30/23	4.400%		4,287,000	4,076,436
Total				12,040,125
Latvia 0.1%
Republic of Latvia Senior Unsecured(b) 06/16/21	5.250%		1,250,000	1,380,003
Lithuania 0.3%
Lithuania Government International Bond(b) Senior Unsecured 09/14/17	5.125%		2,150,000	2,349,060
02/01/22	6.625%		2,550,000	3,037,745
Total				5,386,805
Mexico 2.2%
Mexican Bonos 12/17/15	8.000%	MXN	14,850,000	1,206,805
06/16/16	6.250%	MXN	29,600,000	2,362,396
12/15/16	7.250%	MXN	6,590,000	540,439

Foreign Government Obligations(a)(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
12/14/17	7.750%	MXN	9,500,000	797,604
12/13/18	8.500%	MXN	36,260,000	3,157,687
06/11/20	8.000%	MXN	86,530,000	7,449,970
06/10/21	6.500%	MXN	46,850,000	3,735,556
06/09/22	6.500%	MXN	88,200,000	6,957,164
06/03/27	7.500%	MXN	44,450,000	3,684,253
Mexico Government International Bond Senior Unsecured 01/11/40	6.050%		2,350,000	2,711,900
Pemex Finance Ltd. Senior Unsecured 11/15/18	9.150%		2,485,000	2,849,395
Senior Unsecured (NPFGC) 08/15/17	10.610%		1,443,750	1,636,177
Pemex Project Funding Master Trust 01/21/21	5.500%		1,750,000	1,916,250
06/15/38	6.625%		450,000	499,500
Petroleos Mexicanos 03/01/18	5.750%		2,870,000	3,189,287
05/03/19	8.000%		600,000	732,750
11/24/21	7.650%	MXN	26,200,000	2,089,822
06/15/35	6.625%		870,000	974,400
06/02/41	6.500%		2,500,000	2,775,000
Total				49,266,355
Morocco 0.1%
Morocco Government International Bond Senior Unsecured(b) 12/11/22	4.250%		2,317,000	2,234,118
Netherlands 0.1%
Petrobras Global Finance BV 03/17/24	6.250%		1,226,000	1,287,795
Republic of Angola Via Northern Lights III BV Senior Unsecured 08/16/19	7.000%		771,000	836,535
Total				2,124,330
New Zealand 0.5%
New Zealand Government Bond Senior Unsecured 03/15/19	5.000%	NZD	5,000,000	4,475,381
05/15/21	6.000%	NZD	6,100,000	5,798,237
Total				10,273,618
Panama 0.2%
Ena Norte Trust Pass-Through Certificates(b) 04/25/23	4.950%		3,557,564	3,616,688

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Foreign Government Obligations(a)(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Peru 0.6%
Corporacion Financiera de Desarrollo SA Senior Unsecured(b) 02/08/22	4.750%		2,900,000	2,962,872
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates(b)(d) 05/31/18	0.000%		1,673,642	1,564,449
Peruvian Government International Bond Senior Unsecured 08/12/26	8.200%	PEN	3,077,000	1,265,949
11/21/33	8.750%		4,508,000	6,773,270
Peruvian Government International Bond(b) Senior Unsecured 08/12/20	7.840%	PEN	3,100,000	1,232,304
Total				13,798,844
Philippines 0.4%
Philippine Government International Bond Senior Unsecured 01/15/19	9.875%		70,000	92,662
01/15/21	4.950%	PHP	65,000,000	1,512,375
03/30/26	5.500%		3,825,000	4,341,375
01/14/31	7.750%		200,000	275,000
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b) 12/02/24	7.390%		1,390,000	1,761,825
Total				7,983,237
Poland 0.6%
Poland Government Bond 10/25/19	5.500%	PLN	23,100,000	8,362,129
Poland Government International Bond Senior Unsecured 07/15/19	6.375%		1,470,000	1,730,190
03/23/22	5.000%		2,950,000	3,211,813
Total				13,304,132
Qatar 0.2%
Nakilat, Inc. Senior Secured(b) 12/31/33	6.067%		3,260,000	3,439,300
Republic of Namibia 0.2%
Namibia International Bonds Senior Unsecured(b) 11/03/21	5.500%		4,100,000	4,299,875
Republic of The Congo —%
Republic of Congo Senior Unsecured(c) 06/30/29	3.500%		456,236	411,754

Foreign Government Obligations(a)(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Romania 0.5%
Romanian Government International Bond(b) Senior Unsecured 02/07/22	6.750%		4,800,000	5,691,513
08/22/23	4.375%		5,312,000	5,372,772
Total				11,064,285
Russian Federation 2.1%
Eurasian Development Bank Senior Unsecured 10/05/17	8.000%	RUB	176,500,000	4,657,123
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured(b) 09/19/22	4.375%		4,800,000	4,012,095
Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured 04/11/18	8.146%		2,813,000	3,101,332
01/23/21	5.999%		2,000,000	1,960,000
03/07/22	6.510%		2,577,000	2,551,230
08/16/37	7.288%		300,000	293,700
Rosneft International Finance Ltd. Senior Unsecured(b) 03/06/22	4.199%		900,000	750,375
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured(b) 12/27/17	5.298%		700,000	671,221
Russian Foreign Bond — Eurobond(b)(c) Senior Unsecured 03/31/30	7.500%		1,291,225	1,439,716
Russian Foreign Bond — Eurobond(c) Senior Unsecured 03/31/30	7.500%		13,158,850	14,672,118
Russian Railways via RZD Capital PLC Senior Unsecured 04/02/19	8.300%	RUB	14,000,000	357,614
Sberbank of Russia Via SB Capital SA Senior Unsecured(b) 02/07/22	6.125%		5,863,000	5,696,876
Vnesheconombank Via VEB Finance PLC Senior Unsecured(b) 11/22/25	6.800%		5,810,000	5,345,200
Total				45,508,600
Serbia 0.2%
Republic of Serbia(b) 12/03/18	5.875%		4,729,000	4,981,002

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Foreign Government Obligations(a)(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
South Africa 0.1%
South Africa Government International Bond Senior Unsecured 01/17/24	4.665%		1,800,000	1,825,200
Transnet SOC Ltd. Senior Unsecured(b) 07/26/22	4.000%		1,100,000	1,021,910
Total				2,847,110
South Korea 0.2%
Export-Import Bank of Korea Senior Unsecured 04/11/22	5.000%		3,900,000	4,351,374
Export-Import Bank of Korea(b) 02/15/15	5.000%	IDR	8,000,000,000	676,570
Total				5,027,944
Spain 0.3%
Spain Government Bond Senior Unsecured 04/30/20	4.000%	EUR	1,300,000	2,009,989
04/30/21	5.500%	EUR	2,430,000	4,062,535
Spain Government Bond(b) Senior Unsecured 10/31/23	4.400%	EUR	700,000	1,086,847
Total				7,159,371
Trinidad and Tobago 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b) 08/14/19	9.750%		7,514,000	9,505,210
Turkey 1.8%
Turkey Government International Bond 03/22/24	5.750%		1,200,000	1,282,200
01/14/41	6.000%		2,200,000	2,275,900
Senior Unsecured 09/26/16	7.000%		1,235,000	1,364,428
06/05/20	7.000%		850,000	978,563
03/30/21	5.625%		5,750,000	6,181,250
09/26/22	6.250%		3,450,000	3,834,675
03/23/23	3.250%		2,800,000	2,523,500
02/05/25	7.375%		15,080,000	17,892,420
03/17/36	6.875%		630,000	720,720
05/30/40	6.750%		1,500,000	1,695,315
02/17/45	6.625%		600,000	669,000
Total				39,417,971

Foreign Government Obligations(a)(l) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
United Arab Emirates 0.3%
Abu Dhabi National Energy Co.(b) Senior Unsecured 12/13/21	5.875%		1,300,000	1,505,186
01/12/23	3.625%		2,200,000	2,167,000
Abu Dhabi National Energy Co.(b)(h) Senior Unsecured 05/06/24	3.875%		1,629,000	1,618,721
Dolphin Energy Ltd. Senior Secured(b) 12/15/21	5.500%		1,907,000	2,153,349
Total				7,444,256
United Kingdom 0.8%
United Kingdom Gilt 09/07/21	3.750%	GBP	1,200,000	2,221,190
09/07/23	2.250%	GBP	4,290,000	6,993,196
03/07/25	5.000%	GBP	3,510,000	7,149,051
Total				16,363,437
Uruguay 0.2%
Uruguay Government International Bond Senior Unsecured 03/21/36	7.625%		725,000	950,656
Senior Unsecured PIK 01/15/33	7.875%		1,940,000	2,563,225
Total				3,513,881
Venezuela 1.7%
Petroleos de Venezuela SA 04/12/17	5.250%		14,120,000	11,366,600
11/02/17	8.500%		3,170,800	2,853,720
11/17/21	9.000%		3,498,521	2,855,668
Senior Unsecured 10/28/15	5.000%		3,526,329	3,169,288
10/28/16	5.125%		1,799,000	1,512,959
Venezuela Government International Bond Senior Unsecured 02/26/16	5.750%		2,050,000	1,860,375
08/23/22	12.750%		3,006,000	2,979,697
05/07/23	9.000%		14,104,800	11,544,779
Total				38,143,086
Zambia 0.2%
Zambia Government International Bond Senior Unsecured(b) 04/14/24	8.500%		4,077,000	4,250,273
Total Foreign Government Obligations (Cost: $545,521,805)				558,194,563

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Municipal Bonds 0.3%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 0.1%
Cabazon Band Mission Indians Revenue Bonds Series 2004(b)(f)(m)(n) 10/01/13	13.000%	2,820,000	1,437,974
Puerto Rico 0.2%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A(m) 07/01/35	8.000%	4,920,000	4,551,099
Total Municipal Bonds (Cost: $7,395,539)			5,989,073

Senior Loans 4.9%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Doncasters U.S. Finance LLC Tranche B Term Loan(c)(o) 04/09/20	4.500%	1,014,750	1,016,526
Automotive —%
Navistar, Inc. Tranche B Term Loan(c)(o) 08/17/17	5.750%	348,750	353,981
Brokerage 0.1%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan(c)(o) 02/28/19	6.500%	1,025,000	1,032,370
USI, Inc. Term Loan(c)(o) 12/27/19	4.250%	814,719	813,358
Total			1,845,728
Building Materials —%
Contech Engineered Solutions LLC Term Loan(c)(o) 04/29/19	6.250%	372,188	375,444
Roofing Supply Group LLC Term Loan(c)(o) 05/31/19	5.000%	589,030	588,541
Total			963,985

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Chemicals 0.4%
AZ Chem U.S., Inc. Term Loan(c)(o) 12/22/17	5.250%	242,420	243,026
Allnex U.S.A., Inc. 2nd Lien Term Loan(c)(o) 04/03/20	8.250%	500,000	510,000
Ascend Performance Materials Operations LLC Tranche B Term Loan(c)(o) 04/10/18	6.750%	787,940	780,060
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan(c)(o) 02/01/20	4.000%	1,012,325	1,008,660
HII Holding Corp. 2nd Lien Term Loan(c)(o) 12/21/20	9.500%	1,350,000	1,377,000
Kronos Worldwide, Inc. Term Loan(c)(o) 02/18/20	4.750%	1,000,000	1,001,670
Nexeo Solutions LLC Term Loan(c)(o) 09/08/17	5.000%	911,491	908,456
Oxea Finance & Cy SCA 2nd Lien Term Loan(c)(o) 07/15/20	8.250%	425,000	431,375
Polymer Group, Inc. Term Loan(c)(o) 12/19/19	5.250%	1,000,000	1,002,500
Univar, Inc. Tranche B Term Loan(c)(o) 06/30/17	5.000%	1,953,335	1,949,058
Total			9,211,805
Construction Machinery —%
Douglas Dynamics LLC Term Loan(c)(o) 04/18/18	5.750%	646,555	644,130
Consumer Cyclical Services 0.2%
Acosta, Inc. Tranche B Term Loan(c)(o) 03/02/18	4.250%	608,515	609,087
IG Investments Holdings LLC 1st Lien Tranche B Term Loan(c)(o) 10/31/19	5.250%	543,125	543,635
Pre-Paid Legal Services, Inc. Term Loan(c)(o) 07/01/19	6.250%	377,419	381,035

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Quikrete Holdings, Inc. 1st Lien Term Loan(c)(o) 09/28/20	4.000%	1,000,000	998,330
Sabre, Inc. Tranche B Term Loan(c)(o) 02/19/19	4.250%	628,537	626,966
Weight Watchers International, Inc. Tranche B2 Term Loan(c)(o) 04/02/20	4.000%	1,386,000	1,084,157
Total			4,243,210
Consumer Products 0.2%
Affinion Group, Inc. Tranche B Term Loan(c)(o) 10/09/16	6.750%	1,662,532	1,662,947
Fender Musical Instruments Corp. Term Loan(c)(o) 04/03/19	5.750%	378,250	379,196
Party City Holdings, Inc. Term Loan(c)(o) 07/27/19	4.000%	1,428,331	1,421,633
Total			3,463,776
Diversified Manufacturing 0.3%
Accudyne Industries LLC Term Loan(c)(o) 12/13/19	4.000%	1,401,577	1,396,671
Air Distribution Technologies, Inc. 2nd Lien Term Loan(c)(o) 05/11/20	9.250%	850,000	860,625
Allflex Holdings III, Inc. 1st Lien Term Loan(c)(o) 07/17/20	4.250%	1,044,750	1,043,183
Apex Tool Group LLC Term Loan(c)(o) 01/31/20	4.500%	888,519	877,972
Filtration Group Corp. 1st Lien Term Loan(c)(o) 11/20/20	4.500%	1,127,630	1,133,268
IMG Worldwide, Inc.(c)(h)(o) 2nd Lien Term Loan 03/19/21	5.500%	250,000	251,875
Tranche B Term Loan 06/16/16	6.500%	275,000	273,969
IMG Worldwide, Inc.(c)(o) Tranche B Term Loan 06/16/16	6.500%	729,375	730,061

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Ranpak Corp. 2nd Lien Term Loan(c)(o) 04/23/20	8.500%	225,000	229,500
Total			6,797,124
Electric 0.2%
Calpine Corp.(c)(o) Term Loan 04/01/18	4.000%	243,125	243,159
04/01/18	4.000%	631,655	631,743
EquiPower Resources Holdings LLC(c)(o) 1st Lien Tranche B Term Loan 12/21/18	4.250%	292,785	292,419
1st Lien Tranche C Term Loan 12/31/19	4.250%	818,814	817,283
Essential Power LLC Term Loan(c)(o) 08/08/19	4.750%	451,121	451,121
NRG Energy, Inc. Term Loan(c)(o) 07/01/18	2.750%	632,239	625,126
TPF Generation Holdings LLC Term Loan(c)(o) 12/31/17	4.750%	750,000	721,253
Texas Competitive Electric Holdings Co. LLC Term Loan(c)(o) 10/10/14	3.737%	1,345,944	1,012,258
Topaz Power Holdings LLC Tranche B Term Loan(c)(o) 02/26/20	5.250%	143,138	139,631
Windsor Financing LLC Tranche B Term Loan(c)(o) 12/05/17	6.250%	323,364	331,448
Total			5,265,441
Entertainment 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan(c)(o) 04/22/16	5.000%	994,846	994,537
Zuffa LLC Term Loan(c)(o) 02/25/20	3.750%	1,752,815	1,741,422
Total			2,735,959
Environmental 0.1%
ADS Waste Holdings, Inc. Tranche B-2 Term Loan(c)(o) 10/09/19	3.750%	938,125	930,695

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Waste Industries U.S.A., Inc. Tranche B Term Loan(c)(o) 03/17/17	4.250%	641,875	640,803
Total			1,571,498
Food and Beverage 0.2%
AdvancePierre Foods, Inc. 1st Lien Term Loan(c)(o) 07/10/17	5.750%	1,975,000	1,975,000
Arysta LifeScience SPC LLC 2nd Lien Term Loan(c)(o) 11/30/20	8.250%	425,000	432,437
Big Heart Pet Brands Term Loan(c)(o) 03/09/20	3.500%	681,026	675,353
Performance Food Group, Inc. Term Loan(c)(o) 11/14/19	6.250%	1,116,562	1,127,728
Total			4,210,518
Gaming 0.2%
Affinity Gaming LLC Term Loan(c)(o) 11/09/17	4.250%	205,588	205,502
Caesars Entertainment Operating Co., Inc.(c)(o) Tranche B4 Term Loan 10/31/16	9.500%	765,013	756,299
Tranche B6 Term Loan 01/28/18	5.402%	558,872	521,428
Cannery Casino Resorts LLC 2nd Lien Term Loan(c)(o) 10/02/19	10.000%	250,000	231,043
Peppermill Casinos, Inc. Tranche B Term Loan(c)(o) 11/09/18	7.250%	1,012,187	1,037,492
ROC Finance LLC Tranche B Term Loan(c)(o) 06/20/19	5.000%	1,044,750	1,012,540
Stockbridge/SBE Holdings Tranche B Term Loan(c)(o) 05/02/17	13.000%	150,000	165,000
Twin River Management Group, Inc. Term Loan(c)(o) 11/10/18	5.250%	569,250	564,269
Total			4,493,573
Gas Pipelines —%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan(c)(o) 04/04/18	6.250%	119,695	106,827
Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Health Care 0.3%
Alere, Inc. Tranche B Term Loan(c)(o) 06/30/17	4.250%	1,302,954	1,302,147
Alliance HealthCare Services, Inc. Term Loan(c)(o) 06/03/19	4.250%	545,876	544,964
CHS/Community Health Systems, Inc.(c)(o) Tranche D Term Loan 01/27/21	4.250%	761,471	764,083
Tranche E Term Loan 01/25/17	3.469%	285,695	285,338
IASIS Healthcare LLC Tranche B2 Term Loan(c)(o) 05/03/18	4.500%	835,012	834,318
InVentiv Health, Inc. Term Loan(c)(o) 08/04/16	7.500%	292,210	292,029
Onex Carestream Finance LP 1st Lien Term Loan(c)(o) 06/07/19	5.000%	607,419	608,786
Quintiles Transnational Corp. Term B-3 Term Loan(c)(o) 06/08/18	3.750%	945,236	942,088
Total			5,573,753
Independent Energy 0.1%
Samson Investment Co. 2nd Lien Tranche 1 Term Loan(c)(o) 09/25/18	5.000%	1,425,000	1,422,150
Media Cable 0.2%
Encompass Digital Media, Inc. Tranche B1 Term Loan(c)(o) 08/10/17	6.750%	980,094	984,994
MCC Iowa LLC Tranche G Term Loan(c)(o) 01/20/20	4.000%	1,058,875	1,054,904
Mediacom Illinois LLC Tranche E Term Loan(c)(o) 10/23/17	3.120%	894,787	888,076
Revolution Studios Distribution Co. LLC Tranche B Term Loan(c)(f)(o) 12/21/14	3.910%	186,804	163,921
TWCC Holding Corp. 2nd Lien Term Loan(c)(o) 06/26/20	7.000%	625,000	621,094
Total			3,712,989

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Media Non-Cable 0.4%
Clear Channel Communications, Inc. Tranche D Term Loan(c)(o) 01/30/19	6.900%	1,128,407	1,118,861
Getty Images, Inc. Term Loan(c)(o) 10/18/19	4.750%	1,975,000	1,888,140
Granite Broadcasting 1st Lien Tranche B Term Loan(c)(o) 05/23/18	6.750%	534,097	535,100
Ion Media Networks, Inc. Term Loan(c)(o) 12/18/20	5.000%	997,500	1,002,488
Learfield Communications, Inc. 1st Lien Term Loan(c)(o) 10/09/20	4.500%	1,596,000	1,595,010
Radio One, Inc. Term Loan(c)(o) 03/31/16	7.500%	719,807	731,504
RentPath, Inc. Tranche B Term Loan(c)(o) 05/29/20	6.250%	1,042,125	1,025,190
Univision Communications, Inc. Term Loan(c)(o) 03/01/20	4.000%	1,089,000	1,083,043
Van Wagner Communications LLC Term Loan(c)(o) 08/03/18	6.250%	387,546	391,786
Total			9,371,122
Metals 0.1%
Essar Steel Algoma, Inc. Term Loan(c)(o) 09/19/14	9.250%	320,125	320,205
FMG Resources August 2006 Proprietary Ltd. Term Loan(c)(o) 06/28/19	4.250%	1,062,811	1,061,887
Noranda Aluminum Acquisition Corp. Tranche B Term Loan(c)(o) 02/28/19	5.750%	296,970	283,606
Total			1,665,698
Non-Captive Diversified —%
iStar Financial, Inc. Term Loan(c)(o) 10/15/17	4.500%	570,333	570,761

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Other Financial Institutions —%
AlixPartners LLP 1st Lien Tranche B-2 Term Loan(c)(o) 07/10/20	4.000%	703,977	699,929
Other Industry 0.2%
ATI Acquisition Co. Tranche B Term Loan(c)(e)(f)(g)(n)(o) 12/30/14	0.000%	108,132	—
Harland Clarke Holdings Corp. Tranche B3 Term Loan(c)(o) 05/22/18	7.000%	441,562	445,205
Sensus U.S.A., Inc.(c)(o) 1st Lien Term Loan 05/09/17	4.750%	994,886	992,398
2nd Lien Term Loan 05/09/18	8.500%	725,000	725,457
TPF II LC LLC Term Loan(c)(o) 08/21/19	6.500%	645,125	653,189
WireCo WorldGroup, Inc. Term Loan(c)(o) 02/15/17	6.000%	566,375	569,207
Total			3,385,456
Packaging —%
BWAY Holding Co. Term Loan(c)(o) 08/06/17	4.500%	560,350	559,824
Paper —%
Caraustar Industries, Inc. Term Loan(c)(o) 05/01/19	7.500%	854,832	865,517
Pharmaceuticals 0.1%
Par Pharmaceutical Companies, Inc. Tranche B-2 Term Loan(c)(o) 09/30/19	4.000%	434,588	431,981
Valeant Pharmaceutical International, Inc.(c)(o) Tranche B-C2 Term Loan 12/11/19	3.750%	714,125	711,833
Tranche B-D2 Term Loan 02/13/19	3.750%	367,898	367,621
Total			1,511,435
Property & Casualty 0.1%
Alliant Holdings I LLC Term Loan(c)(o) 12/20/19	4.250%	1,488,033	1,485,251

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Asurion LLC Tranche B-1 Term Loan(c)(o) 05/24/19	5.000%	1,140,854	1,141,493
Total			2,626,744
Retailers 0.6%
Academy Ltd. Term Loan(c)(o) 08/03/18	4.500%	1,763,913	1,761,937
BJ's Wholesale Club, Inc. 1st Lien Term Loan(c)(o) 09/26/19	4.500%	1,185,052	1,182,516
David's Bridal, Inc. Term Loan(c)(o) 10/11/19	5.000%	1,218,194	1,206,012
Hudson's Bay Co. 1st Lien Term Loan(c)(h)(o) 11/04/20	4.750%	1,000,000	1,007,970
J. Crew Group, Inc. Term Loan(c)(o) 03/05/21	4.000%	1,491,948	1,482,086
Jo-Ann Stores, Inc. Tranche B Term Loan(c)(o) 03/16/18	4.000%	973,625	967,131
Leslie's Poolmart, Inc. Tranche B Term Loan(c)(h)(o) 10/16/19	4.250%	1,000,000	997,080
Neiman Marcus Group, Inc. (The) Term Loan(c)(o) 10/25/20	4.250%	698,875	696,520
PetCo Animal Supplies, Inc. Term Loan(c)(o) 11/24/17	4.000%	1,360,934	1,360,090
Pilot Travel Centers LLC Tranche B Term Loan(c)(o) 08/07/19	4.250%	1,105,312	1,108,054
Rite Aid Corp.(c)(o) 2nd Lien Tranche 1 Term Loan 08/21/20	5.750%	750,000	763,125
Tranche 2 Term Loan 06/21/21	4.875%	200,000	202,000
Tranche 7 Term Loan 02/21/20	3.500%	421,812	421,057
Sports Authority, Inc. (The) Tranche B Term Loan(c)(o) 11/16/17	7.500%	948,449	946,865
Total			14,102,443

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Albertson's LLC(c)(o) Tranche B-1 Term Loan 03/21/16	4.250%	155,348	155,348
Tranche B-2 Term Loan 03/21/19	4.750%	890,030	891,588
Sprouts Farmers Markets Holdings LLC Term Loan(c)(o) 04/23/20	4.000%	505,848	505,216
Total			1,552,152
Technology 0.5%
Aeroflex, Inc. Tranche B-1 Term Loan(c)(o) 11/09/19	4.500%	1,133,871	1,138,123
Alcatel-Lucent U.S.A., Inc. Term Loan(c)(o) 01/30/19	4.500%	1,481,250	1,480,983
Avago Technologies Ltd. Tranche B Term Loan(c)(h)(o) 12/16/20	3.750%	600,000	601,584
Blue Coat Systems, Inc.(c)(o) 2nd Lien Term Loan 06/26/20	9.500%	2,008,000	2,018,040
Term Loan 05/31/19	4.000%	868,438	866,267
Greeneden U.S. Holdings II LLC Term Loan(c)(o) 02/08/20	4.000%	311,143	311,143
Infogroup, Inc. Tranche B Term Loan(c)(o) 05/26/18	8.000%	675,000	575,100
RP Crown Parent LLC 1st Lien Term Loan(c)(o) 12/21/18	6.000%	1,042,015	1,038,295
TransUnion LLC Term Loan(c)(o) 04/09/21	4.000%	350,000	348,103
Triple Point Group Holdings, Inc.(c)(o) 1st Lien Term Loan 07/10/20	5.250%	1,970,848	1,842,743
2nd Lien Term Loan 07/10/21	9.250%	1,602,000	1,441,800
Verint Systems, Inc. Tranche B Term Loan(c)(o) 09/06/19	3.500%	190,080	189,225
Total			11,851,406

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Transportation Services 0.1%
Commercial Barge Line Co. 1st Lien Term Loan(c)(o) 09/22/19	7.500%	470,250	470,838
Hertz Corp. (The) Letter of Credit(c)(o) 03/11/18	3.750%	500,000	495,000
Total			965,838
Wirelines —%
Alaska Communications Systems Holdings, Inc. Term Loan(c)(o) 10/21/16	6.250%	674,235	675,361
Total Senior Loans (Cost: $108,782,740)			108,036,659

Common Stocks 0.1%

Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Auto Components —%
Delphi Automotive PLC	1,315	87,895
Hotels, Restaurants & Leisure —%
BLB Management Services , Inc.(p)	5,526	174,348
Media 0.1%
Cengage Learning, Inc.(p)	7,982	291,674
Media News Group(p)	2,495	67,365
Tribune Co.(p)	1,338	104,632
Total		463,671
Total Consumer Discretionary		725,914

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology —%
IT Services —%
Advanstar Communications, Inc.(p)	705	8,989
Total Information Technology		8,989
Materials —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	352,055
Metals & Mining —%
Aleris International, Inc.(p)	3,721	139,537
Total Materials		491,592
Telecommunication Services —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc.(p)	478	12,724
Total Telecommunication Services		12,724
Total Common Stocks (Cost: $847,095)		1,239,219

Money Market Funds 3.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.092%(q)(r)	81,853,109	81,853,109
Total Money Market Funds (Cost: $81,853,109)		81,853,109
Total Investments (Cost: $2,203,327,337)		2,265,136,424
Other Assets & Liabilities, Net		(69,633,837)
Net Assets		2,195,502,587

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	5/9/14	1,905,000,000 JPY	18,614,877 USD	—	(19,482)
State Street Bank & Trust Company	5/16/14	38,810,000 EUR	53,897,582 USD	56,367	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at April 30, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	5/20/14	9,490,000 GBP	15,864,813 USD	—	(155,759)
Barclays Bank PLC	5/28/14	10,891,000 RUB	301,962 USD	—	(1,027)
Citigroup Global Markets Inc.	5/28/14	363,432,000 RUB	10,088,748 USD	—	(21,970)
Standard Chartered Bank	5/28/14	1,764,084 USD	64,098,000 RUB	19,129	—
J.P. Morgan Securities, Inc.	5/29/14	590,000 SGD	469,530 USD	—	(1,073)
Standard Chartered Bank	5/30/14	7,940,659,000 COP	4,089,434 USD	400	—
J.P. Morgan Securities, Inc.	5/30/14	20,000,000 PLN	6,571,813 USD	—	(21,776)
Credit Suisse	6/2/14	30,000,000 CHF	34,188,424 USD	92,581	—
UBS Securities	6/5/14	9,820,000 NZD	8,372,925 USD	—	(69,654)
State Street Bank & Trust Company	6/5/14	21,170,185 USD	127,200,000 NOK	198,422	—
Credit Suisse	6/9/14	10,390,000 CAD	9,469,645 USD	—	(968)
Total				366,899	(291,709)

Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, securities totaling $5,702,199 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(1,242)	USD	(154,531,975)	06/2014	76,202	—
US 2YR NOTE	480	USD	105,540,000	06/2014	—	(720)
US 5YR NOTE	(3,476)	USD	(415,219,080)	06/2014	1,082,040	—
US LONG BOND	548	USD	73,945,750	06/2014	1,523,303	—
US ULTRA T-BOND	(366)	USD	(53,904,938)	06/2014	—	(250,089)
Total					2,681,545	(250,809)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $895,806,880 or 40.80% of net assets.

(c)  Variable rate security.

(d)  Zero coupon bond.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  Negligible market value.

(f)  Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2014 was $1,601,895, representing 0.07% of net assets. Information concerning such security holdings at April 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co. Tranche B Term Loan 12/30/14 0.000%	12/23/09 - 04/25/14	77,506
Cabazon Band Mission Indians Revenue Bonds Series 2004 10/01/13 13.000%	10/04/04	2,820,000
Revolution Studios Distribution Co., LLC Tranche B Term Loan 12/21/14 3.910%	10/15/08	181,312
Six Flags, Inc. 06/01/44 0.000%	05/07/10	—

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2014, the value of these securities amounted to $6,934,900, which represents 0.32% of net assets.

(h)  Represents a security purchased on a when-issued or delayed delivery basis.

(i)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(k)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(l)  Principal and interest may not be guaranteed by the government.

(m)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2014, the value of these securities amounted to $5,989,073 or 0.27% of net assets.

(n)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2014, the value of these securities amounted to $1,437,974, which represents 0.07% of net assets.

(o)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p)  Non-income producing.

(q)  The rate shown is the seven-day current annualized yield at April 30, 2014.

(r)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	82,995,116	430,076,875	(431,218,882)	81,853,109	40,307	81,853,109

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

PIK    Payment-in-Kind

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

COP  Colombian Peso

DOP  Dominican Republic Peso

EUR  Euro

GBP  British Pound

IDR  Indonesian Rupiah

JPY  Japanese Yen

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peru Nuevos Soles

PHP  Philippine Peso

PLN  Polish Zloty

RUB  Russian Rouble

SGD  Singapore Dollar

USD  US Dollar

UYU  Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	31,601,066	718,433	32,319,499
Transportation Services	—	9,134,438	2,279,242	11,413,680
All Other Industries	—	914,184,589	—	914,184,589
Residential Mortgage-Backed Securities — Agency	—	148,165,469	—	148,165,469
Residential Mortgage-Backed Securities — Non-Agency	—	175,769,412	25,475,488	201,244,900
Commercial Mortgage-Backed Securities — Non-Agency	—	60,621,870	3,500,000	64,121,870
Asset-Backed Securities — Non-Agency	—	20,325,539	—	20,325,539
Inflation-Indexed Bonds	—	59,886,818	—	59,886,818
U.S. Treasury Obligations	58,161,437	—	—	58,161,437
Foreign Government Obligations	—	552,639,363	5,555,200	558,194,563
Municipal Bonds	—	5,989,073	—	5,989,073
Total Bonds	58,161,437	1,978,317,637	37,528,363	2,074,007,437
Senior Loans
Chemicals	—	7,054,744	2,157,061	9,211,805
Diversified Manufacturing	—	5,706,999	1,090,125	6,797,124
Food and Beverage	—	3,778,081	432,437	4,210,518
Gaming	—	3,291,081	1,202,492	4,493,573
Media Cable	—	1,839,919	1,873,070	3,712,989
Other Industry	—	2,163,061	1,222,395	3,385,456
Technology	—	9,697,520	2,153,886	11,851,406
Transportation Services	—	—	965,838	965,838
All Other Industries	—	63,407,950	—	63,407,950
Total Senior Loans	—	96,939,355	11,097,304	108,036,659
Equity Securities
Common Stocks
Consumer Discretionary	192,527	466,022	67,365	725,914
Information Technology	—	—	8,989	8,989
Materials	352,055	—	139,537	491,592
Telecommunications Services	12,724	—	—	12,724
Total Equity Securities	557,306	466,022	215,891	1,239,219

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Money Market Funds	81,853,109	—	—	81,853,109
Total Mutual Funds	81,853,109	—	—	81,853,109
Investments in Securities	140,571,852	2,075,723,014	48,841,558	2,265,136,424
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	366,899	—	366,899
Futures Contracts	2,681,545	—	—	2,681,545
Liabilities
Forward Foreign Currency Exchange Contracts	—	(291,709)	—	(291,709)
Futures Contracts	(250,809)	—	—	(250,809)
Total	143,002,588	2,075,798,204	48,841,558	2,267,642,350

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities — Non-Agency ($)	Commercial Mortgage- Backed Securities — Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)	Total ($)
Balance as of October 31, 2013	730,616	33,919,535	—	1,831,434	6,217,042	314,718	43,013,345
Accrued discounts/premiums	378	(14,740)	—	(12,799)	(20,851)	—	(48,012)
Realized gain (loss)	—	8,564	—	—	(225,818)	—	(217,254)
Change in unrealized appreciation (depreciation)(a)	(36,029)	217,549	—	(228,788)	78,429	(7,371)	23,790
Sales	—	(8,638,807)	—	—	(2,297,076)	—	(10,935,883)
Purchases	2,302,710	6,000,000	3,500,000	3,965,353	—	—	15,768,063
Transfers into Level 3	—	—	—	—	9,260,120	41,168	9,301,288
Transfers out of Level 3	—	(6,016,613)	—	—	(1,914,542)	(132,624)	(8,063,779)
Balance as of April 30, 2014	2,997,675	25,475,488	3,500,000	5,555,200	11,097,304	215,891	48,841,558

(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2014 was $(32,930), which is comprised of Corporate Bonds & Notes of $(36,029), Residential Mortgage-Backed Securities- Non-Agency of $217,549, Foreign Government Obligations of $(228,788), Senior Loans of $21,709 and Common Stock of $(7,371).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Residential, commercial and asset backed securities ,corporate bonds, senior loans, foreign government obligations and common stock classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inupts would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistenly applied procedures established by and under the general supervision of the Board of Trustees.

Finanancial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,121,474,228)	$2,183,283,315
Affiliated issuers (identified cost $81,853,109)	81,853,109
Total investments (identified cost $2,203,327,337)	2,265,136,424
Foreign currency (identified cost $3,455,846)	3,348,005
Unrealized appreciation on forward foreign currency exchange contracts	366,899
Receivable for:
Investments sold	18,090,158
Investments sold on a delayed delivery basis	2,259,044
Capital shares sold	6,623,597
Dividends	8,141
Interest	27,498,026
Reclaims	202,922
Variation margin	353,250
Prepaid expenses	6,389
Trustees' deferred compensation plan	185,731
Other assets	21,304
Total assets	2,324,099,890
Liabilities
Disbursements in excess of cash	56,576
Unrealized depreciation on forward foreign currency exchange contracts	291,709
Payable for:
Investments purchased	8,451,831
Investments purchased on a delayed delivery basis	84,186,526
Capital shares purchased	32,940,244
Variation margin	1,903,327
Investment management fees	31,235
Distribution and/or service fees	13,730
Transfer agent fees	343,628
Administration fees	3,817
Plan administration fees	1
Compensation of board members	47,202
Chief compliance officer expenses	187
Other expenses	141,559
Trustees' deferred compensation plan	185,731
Total liabilities	128,597,303
Net assets applicable to outstanding capital stock	$2,195,502,587
Represented by
Paid-in capital	$2,125,193,377
Undistributed net investment income	3,086,079
Accumulated net realized gain	2,978,061
Unrealized appreciation (depreciation) on:
Investments	61,809,087
Foreign currency translations	(69,943)
Forward foreign currency exchange contracts	75,190
Futures contracts	2,430,736
Total — representing net assets applicable to outstanding capital stock	$2,195,502,587

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Statement of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)

Class A
Net assets	$1,279,776,288
Shares outstanding	208,294,117
Net asset value per share	$6.14
Maximum offering price per share(a)	$6.45
Class B
Net assets	$20,046,981
Shares outstanding	3,264,429
Net asset value per share	$6.14
Class C
Net assets	$188,873,968
Shares outstanding	30,723,923
Net asset value per share	$6.15
Class K
Net assets	$153,736
Shares outstanding	25,374
Net asset value per share	$6.06
Class R
Net assets	$1,695,443
Shares outstanding	274,419
Net asset value per share	$6.18
Class R4
Net assets	$3,589,158
Shares outstanding	592,844
Net asset value per share	$6.05
Class R5
Net assets	$2,106,175
Shares outstanding	347,379
Net asset value per share	$6.06
Class W
Net assets	$10,131
Shares outstanding	1,650
Net asset value per share	$6.14
Class Y
Net assets	$194,774
Shares outstanding	32,190
Net asset value per share	$6.05
Class Z
Net assets	$699,055,933
Shares outstanding	115,393,707
Net asset value per share	$6.06

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$29,198
Dividends — affiliated issuers	40,307
Interest	59,141,682
Foreign taxes withheld	(91,280)
Total income	59,119,907
Expenses:
Investment management fees	5,707,857
Distribution and/or service fees
Class A	1,591,203
Class B	114,003
Class C	992,829
Class R	3,579
Class W	4
Transfer agent fees
Class A	1,089,679
Class B	19,495
Class C	169,848
Class K	42
Class R	1,226
Class R4	2,916
Class R5	493
Class W	3
Class Z	598,702
Administration fees	697,497
Plan administration fees
Class K	211
Compensation of board members	42,997
Custodian fees	45,172
Printing and postage fees	105,903
Registration fees	92,018
Professional fees	53,550
Chief compliance officer expenses	618
Other	35,907
Total expenses	11,365,752
Fees waived by Distributor — Class C	(148,924)
Total net expenses	11,216,828
Net investment income	47,903,079
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	584,743
Foreign currency translations	(31,713)
Forward foreign currency exchange contracts	(4,644,398)
Futures contracts	3,861,505
Net realized loss	(229,863)
Net change in unrealized appreciation (depreciation) on:
Investments	14,880,805
Foreign currency translations	51,113
Forward foreign currency exchange contracts	(1,182,499)
Futures contracts	6,159,566
Net change in unrealized appreciation (depreciation)	19,908,985
Net realized and unrealized gain	19,679,122
Net increase in net assets resulting from operations	$67,582,201

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations
Net investment income	$47,903,079	$109,627,163
Net realized gain (loss)	(229,863)	62,321,050
Net change in unrealized appreciation (depreciation)	19,908,985	(126,924,941)
Net increase in net assets resulting from operations	67,582,201	45,023,272
Distributions to shareholders
Net investment income
Class A	(27,819,273)	(56,573,902)
Class B	(408,256)	(1,206,614)
Class C	(3,735,820)	(8,408,652)
Class K	(3,819)	(7,074)
Class R	(29,480)	(30,212)
Class R4	(79,167)	(79,956)
Class R5	(48,008)	(12,980)
Class W	(77)	(102)
Class Y	(2,307)	(102)
Class Z	(16,509,078)	(38,379,276)
Net realized gains
Class A	(36,044,551)	(4,588,950)
Class B	(675,739)	(142,982)
Class C	(5,834,610)	(816,591)
Class K	(4,862)	(567)
Class R	(37,631)	(833)
Class R4	(88,712)	(8)
Class R5	(58,030)	(25)
Class W	(71)	(8)
Class Y	(549)	—
Class Z	(20,774,814)	(3,024,482)
Total distributions to shareholders	(112,154,854)	(113,273,316)
Increase (decrease) in net assets from capital stock activity	(73,699,594)	(409,893,339)
Total decrease in net assets	(118,272,247)	(478,143,383)
Net assets at beginning of period	2,313,774,834	2,791,918,217
Net assets at end of period	$2,195,502,587	$2,313,774,834
Undistributed net investment income	$3,086,079	$3,818,285

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	33,120,771	201,870,579	44,564,433	283,968,679
Distributions reinvested	9,616,532	57,924,792	8,634,390	54,699,854
Redemptions	(42,553,323)	(259,601,049)	(77,906,720)	(491,242,604)
Net increase (decrease)	183,980	194,322	(24,707,897)	(152,574,071)
Class B shares
Subscriptions	102,693	623,870	490,739	3,134,223
Distributions reinvested	143,285	862,048	166,727	1,058,427
Redemptions(a)	(1,232,097)	(7,529,836)	(4,189,937)	(26,566,953)
Net decrease	(986,119)	(6,043,918)	(3,532,471)	(22,374,303)
Class C shares
Subscriptions	1,331,075	8,112,446	7,260,562	46,357,308
Distributions reinvested	1,225,014	7,382,703	1,111,400	7,049,760
Redemptions	(7,102,280)	(43,359,609)	(14,222,016)	(89,600,590)
Net decrease	(4,546,191)	(27,864,460)	(5,850,054)	(36,193,522)
Class K shares
Subscriptions	398	2,400	—	—
Distributions reinvested	1,392	8,272	1,165	7,288
Redemptions	(4,160)	(25,168)	(2,237)	(14,162)
Net decrease	(2,370)	(14,496)	(1,072)	(6,874)
Class R shares
Subscriptions	103,919	640,454	230,616	1,477,279
Distributions reinvested	10,651	64,489	3,875	24,446
Redemptions	(33,920)	(210,080)	(74,642)	(462,038)
Net increase	80,650	494,863	159,849	1,039,687
Class R4 shares
Subscriptions	230,020	1,375,909	1,087,673	6,742,914
Distributions reinvested	14,102	83,774	9,136	56,085
Redemptions	(199,902)	(1,206,202)	(548,185)	(3,359,793)
Net increase	44,220	253,481	548,624	3,439,206
Class R5 shares
Subscriptions	210,436	1,270,222	256,331	1,582,354
Distributions reinvested	17,772	105,618	2,052	12,633
Redemptions	(133,473)	(798,864)	(7,029)	(43,284)
Net increase	94,735	576,976	251,354	1,551,703
Class W shares
Subscriptions	1,244	7,606	—	—
Net increase	1,244	7,606	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	28,669	170,325	3,096	18,936
Distributions reinvested	452	2,701	10	60
Redemptions	(37)	(223)	—	—
Net increase	29,084	172,803	3,106	18,996
Class Z shares
Subscriptions	13,139,220	78,978,010	33,293,071	209,276,647
Distributions reinvested	1,236,035	7,344,102	1,427,227	8,931,096
Redemptions	(21,263,188)	(127,798,883)	(68,101,604)	(423,001,904)
Net decrease	(6,887,933)	(41,476,771)	(33,381,306)	(204,794,161)
Total net decrease	(11,988,700)	(73,699,594)	(66,509,867)	(409,893,339)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2014		Year Ended October 31,				Year Ended May 31,
Class A	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$6.27		$6.41		$6.11		$6.16		$5.84		$5.40		$5.91
Income from investment operations:
Net investment income	0.13		0.26		0.11		0.30		0.32		0.29		0.29
Net realized and unrealized gain (loss)	0.05		(0.13)		0.30		(0.04)		0.43		0.41		(0.41)
Total from investment operations	0.18		0.13		0.41		0.26		0.75		0.70		(0.12)
Less distributions to shareholders:
Net investment income	(0.14)		(0.25)		(0.11)		(0.31)		(0.43)		(0.26)		(0.38)
Net realized gains	(0.17)		(0.02)		—		—		—		—		—
Tax return of capital	—		—		—		—		—		—		(0.01)
Total distributions to shareholders	(0.31)		(0.27)		(0.11)		(0.31)		(0.43)		(0.26)		(0.39)
Net asset value, end of period	$6.14		$6.27		$6.41		$6.11		$6.16		$5.84		$5.40
Total return	2.99%		2.01%		6.72%		4.44%		13.21%		13.14%		(1.79%)
Ratios to average net assets(b)
Total gross expenses	1.04	%(c)	1.03%		1.02	%(c)	1.03%		1.01%		0.99%		0.98%
Total net expenses(d)	1.04	%(c)	1.03	%(e)	1.02	%(c)(e)	1.02	%(e)	1.00	%(e)	0.99	%(e)	0.98	%(e)
Net investment income	4.34	%(c)	4.10%		4.11	%(c)	4.89%		5.22%		5.09%		5.46%
Supplemental data
Net assets, end of period (in thousands)	$1,279,776		$1,303,812		$1,492,620		$1,365,605		$956,132		$1,013,941		$913,087
Portfolio turnover	62	%(f)	113	%(f)	48	%(f)	83	%(f)	128%		50%		43%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 38% for the six months ended April 30, 2014 and 71%, 25% and 63% for the years ended October 31, 2013, October 31, 2012, and May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,				Year Ended May 31,
Class B	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$6.26		$6.41		$6.11		$6.16		$5.84		$5.40		$5.91
Income from investment operations:
Net investment income	0.11		0.21		0.09		0.25		0.27		0.25		0.25
Net realized and unrealized gain (loss)	0.05		(0.14)		0.30		(0.03)		0.43		0.41		(0.41)
Total from investment operations	0.16		0.07		0.39		0.22		0.70		0.66		(0.16)
Less distributions to shareholders:
Net investment income	(0.11)		(0.20)		(0.09)		(0.27)		(0.38)		(0.22)		(0.34)
Net realized gains	(0.17)		(0.02)		—		—		—		—		—
Tax return of capital	—		—		—		—		—		—		(0.01)
Total distributions to shareholders	(0.28)		(0.22)		(0.09)		(0.27)		(0.38)		(0.22)		(0.35)
Net asset value, end of period	$6.14		$6.26		$6.41		$6.11		$6.16		$5.84		$5.40
Total return	2.77%		1.09%		6.39%		3.65%		12.37%		12.30%		(2.52%)
Ratios to average net assets(b)
Total gross expenses	1.79	%(c)	1.78%		1.77	%(c)	1.78%		1.76%		1.74%		1.73%
Total net expenses(d)	1.79	%(c)	1.78	%(e)	1.77	%(c)(e)	1.77	%(e)	1.75	%(e)	1.74	%(e)	1.73	%(e)
Net investment income	3.57	%(c)	3.32%		3.37	%(c)	4.15%		4.47%		4.43%		4.71%
Supplemental data
Net assets, end of period (in thousands)	$20,047		$26,614		$49,873		$55,594		$61,684		$91,784		$122,915
Portfolio turnover	62	%(f)	113	%(f)	48	%(f)	83	%(f)	128%		50%		43%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 38% for the six months ended April 30, 2014 and 71%, 25% and 63% for the years ended October 31, 2013, October 31, 2012, and May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,				Year Ended May 31,
Class C	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$6.27		$6.41		$6.11		$6.17		$5.84		$5.41		$5.91
Income from investment operations:
Net investment income	0.11		0.22		0.09		0.26		0.28		0.26		0.26
Net realized and unrealized gain (loss)	0.06		(0.13)		0.30		(0.04)		0.44		0.40		(0.41)
Total from investment operations	0.17		0.09		0.39		0.22		0.72		0.66		(0.15)
Less distributions to shareholders:
Net investment income	(0.12)		(0.21)		(0.09)		(0.28)		(0.39)		(0.23)		(0.34)
Net realized gains	(0.17)		(0.02)		—		—		—		—		—
Tax return of capital	—		—		—		—		—		—		(0.01)
Total distributions to shareholders	(0.29)		(0.23)		(0.09)		(0.28)		(0.39)		(0.23)		(0.35)
Net asset value, end of period	$6.15		$6.27		$6.41		$6.11		$6.17		$5.84		$5.41
Total return	2.84%		1.40%		6.45%		3.64%		12.72%		12.26%		(2.21%)
Ratios to average net assets(b)
Total gross expenses	1.79	%(c)	1.78%		1.77	%(c)	1.78%		1.76%		1.74%		1.73%
Total net expenses(d)	1.64	%(c)	1.63	%(e)	1.62	%(c)(e)	1.62	%(e)	1.60	%(e)	1.59	%(e)	1.58	%(e)
Net investment income	3.73	%(c)	3.50%		3.51	%(c)	4.28%		4.62%		4.47%		4.85%
Supplemental data
Net assets, end of period (in thousands)	$188,874		$221,063		$263,736		$234,351		$185,859		$196,319		$157,492
Portfolio turnover	62	%(f)	113	%(f)	48	%(f)	83	%(f)	128%		50%		43%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 38% for the six months ended April 30, 2014 and 71%, 25% and 63% for the years ended October 31, 2013, October 31, 2012, and May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,				Year Ended May 31,
Class K	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$6.18		$6.33		$6.04		$6.09		$6.01
Income from investment operations:
Net investment income	0.13		0.26		0.11		0.30		0.07
Net realized and unrealized gain (loss)	0.06		(0.14)		0.29		(0.03)		0.09
Total from investment operations	0.19		0.12		0.40		0.27		0.16
Less distributions to shareholders:
Net investment income	(0.14)		(0.25)		(0.11)		(0.32)		(0.08)
Net realized gains	(0.17)		(0.02)		—		—		—
Total distributions to shareholders	(0.31)		(0.27)		(0.11)		(0.32)		(0.08)
Net asset value, end of period	$6.06		$6.18		$6.33		$6.04		$6.09
Total return	3.27%		1.99%		6.68%		4.59%		2.62%
Ratios to average net assets(c)
Total gross expenses	0.92	%(d)	0.91%		0.91	%(d)	0.90%		0.89	%(d)
Total net expenses(e)	0.92	%(d)	0.91%		0.91	%(d)(f)	0.90	%(f)	0.89	%(d)(f)
Net investment income	4.45	%(d)	4.22%		4.22	%(d)	5.00%		5.19	%(d)
Supplemental data
Net assets, end of period (in thousands)	$154		$172		$182		$219		$3
Portfolio turnover	62	%(g)	113	%(g)	48	%(g)	83	%(g)	128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from March 7, 2011 (commencement of operations) to May 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 38% for the six months ended April 30, 2014 and 71%, 25% and 63% for the years ended October 31, 2013, October 31, 2012, and May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,				Year Ended May 31,
Class R	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$6.30		$6.44		$6.14		$6.19		$6.16
Income from investment operations:
Net investment income	0.12		0.25		0.10		0.27		0.22
Net realized and unrealized gain (loss)	0.06		(0.14)		0.30		(0.02)		0.13
Total from investment operations	0.18		0.11		0.40		0.25		0.35
Less distributions to shareholders:
Net investment income	(0.13)		(0.23)		(0.10)		(0.30)		(0.32)
Net realized gains	(0.17)		(0.02)		—		—		—
Total distributions to shareholders	(0.30)		(0.25)		(0.10)		(0.30)		(0.32)
Net asset value, end of period	$6.18		$6.30		$6.44		$6.14		$6.19
Total return	3.01%		1.74%		6.58%		4.20%		5.86%
Ratios to average net assets(c)
Total gross expenses	1.29	%(d)	1.29%		1.27	%(d)	1.29%		1.36	%(d)
Total net expenses(e)	1.29	%(d)	1.29	%(f)	1.27	%(d)(f)	1.27	%(f)	1.25	%(d)(f)
Net investment income	4.10	%(d)	3.92%		3.82	%(d)	4.44%		5.31	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,695		$1,220		$218		$71		$3
Portfolio turnover	62	%(g)	113	%(g)	48	%(g)	83	%(g)	128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from September 27, 2010 (commencement of operations) to May 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 38% for the six months ended April 30, 2014 and 71%, 25% and 63% for the years ended October 31, 2013, October 31, 2012, and May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
Per share data
Net asset value, beginning of period	$6.18		$6.34
Income from investment operations:
Net investment income	0.14		0.27
Net realized and unrealized gain (loss)	0.05		(0.15)
Total from investment operations	0.19		0.12
Less distributions to shareholders:
Net investment income	(0.15)		(0.26)
Net realized gains	(0.17)		(0.02)
Total distributions to shareholders	(0.32)		(0.28)
Net asset value, end of period	$6.05		$6.18
Total return	3.17%		1.97%
Ratios to average net assets(b)
Total gross expenses	0.79	%(c)	0.80	%(c)
Total net expenses(d)	0.79	%(c)	0.79	%(c)(e)
Net investment income	4.59	%(c)	4.54	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,589		$3,389
Portfolio turnover	62	%(f)	113	%(f)

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to October 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 38% for the six months ended April 30, 2014 and 71% for the year ended October 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,				Year Ended May 31,
Class R5	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$6.19		$6.33		$6.04		$6.09		$6.01
Income from investment operations:
Net investment income	0.14		0.29		0.12		0.32		0.08
Net realized and unrealized gain (loss)	0.05		(0.14)		0.29		(0.03)		0.08
Total from investment operations	0.19		0.15		0.41		0.29		0.16
Less distributions to shareholders:
Net investment income	(0.15)		(0.27)		(0.12)		(0.34)		(0.08)
Net realized gains	(0.17)		(0.02)		—		—		—
Total distributions to shareholders	(0.32)		(0.29)		(0.12)		(0.34)		(0.08)
Net asset value, end of period	$6.06		$6.19		$6.33		$6.04		$6.09
Total return	3.23%		2.39%		6.79%		4.86%		2.68%
Ratios to average net assets(c)
Total gross expenses	0.67	%(d)	0.69%		0.66	%(d)	0.65%		0.63	%(d)
Total net expenses(e)	0.67	%(d)	0.69%		0.66	%(d)(f)	0.65	%(f)	0.63	%(d)(f)
Net investment income	4.71	%(d)	4.73%		4.50	%(d)	5.26%		5.45	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2,106		$1,563		$8		$277		$3
Portfolio turnover	62	%(g)	113	%(g)	48	%(g)	83	%(g)	128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from March 7, 2011 (commencement of operations) to May 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 38% for the six months ended April 30, 2014 and 71%, 25% and 63% for the years ended October 31, 2013, October 31, 2012, and May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,				Year Ended May 31,
Class W	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$6.26		$6.41		$6.10		$6.16		$6.16
Income from investment operations:
Net investment income	0.13		0.27		0.11		0.30		0.21
Net realized and unrealized gain (loss)	0.06		(0.15)		0.31		(0.04)		0.12
Total from investment operations	0.19		0.12		0.42		0.26		0.33
Less distributions to shareholders:
Net investment income	(0.14)		(0.25)		(0.11)		(0.32)		(0.33)
Net realized gains	(0.17)		(0.02)		—		—		—
Total distributions to shareholders	(0.31)		(0.27)		(0.11)		(0.32)		(0.33)
Net asset value, end of period	$6.14		$6.26		$6.41		$6.10		$6.16
Total return	3.18%		1.91%		6.90%		4.34%		5.53%
Ratios to average net assets(c)
Total gross expenses	1.01	%(d)	0.97%		1.00	%(d)	1.03%		0.89	%(d)
Total net expenses(e)	1.01	%(d)	0.97	%(f)	1.00	%(d)(f)	1.02	%(f)	0.89	%(d)(f)
Net investment income	4.48	%(d)	4.21%		4.19	%(d)	4.89%		5.10	%(d)
Supplemental data
Net assets, end of period (in thousands)	$10		$3		$3		$2		$3
Portfolio turnover	62	%(g)	113	%(g)	48	%(g)	83	%(g)	128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from September 27, 2010 (commencement of operations) to May 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 38% for the six months ended April 30, 2014 and 71%, 25% and 63% for the years ended October 31, 2013, October 31, 2012, and May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Financial Highlights (continued)

Class Y	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
Per share data
Net asset value, beginning of period	$6.17		$6.18
Income from investment operations:
Net investment income	0.14		0.11
Net realized and unrealized gain (loss)	0.06		(0.02)
Total from investment operations	0.20		0.09
Less distributions to shareholders:
Net investment income	(0.15)		(0.10)
Net realized gains	(0.17)		—
Total distributions to shareholders	(0.32)		(0.10)
Net asset value, end of period	$6.05		$6.17
Total return	3.42%		1.57%
Ratios to average net assets(b)
Total gross expenses	0.62	%(c)	0.64	%(c)
Total net expenses(d)	0.62	%(c)	0.64	%(c)
Net investment income	4.79	%(c)	4.94	%(c)
Supplemental data
Net assets, end of period (in thousands)	$195		$19
Portfolio turnover	62	%(e)	113	%(e)

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to October 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 38% for the six months ended April 30, 2014 and 71% for the year ended October 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,				Year Ended May 31,
Class Z	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$6.18		$6.33		$6.04		$6.09		$5.78		$5.35		$5.85
Income from investment operations:
Net investment income	0.14		0.27		0.11		0.31		0.33		0.31		0.30
Net realized and unrealized gain (loss)	0.06		(0.14)		0.29		(0.03)		0.42		0.39		(0.40)
Total from investment operations	0.20		0.13		0.40		0.28		0.75		0.70		(0.10)
Less distributions to shareholders:
Net investment income	(0.15)		(0.26)		(0.11)		(0.33)		(0.44)		(0.27)		(0.39)
Net realized gains	(0.17)		(0.02)		—		—		—		—		—
Tax return of capital	—		—		—		—		—		—		(0.01)
Total distributions to shareholders	(0.32)		(0.28)		(0.11)		(0.33)		(0.44)		(0.27)		(0.40)
Net asset value, end of period	$6.06		$6.18		$6.33		$6.04		$6.09		$5.78		$5.35
Total return	3.34%		2.13%		6.74%		4.75%		13.46%		13.36%		(1.38%)
Ratios to average net assets(b)
Total gross expenses	0.79	%(c)	0.78%		0.77	%(c)	0.78%		0.76%		0.74%		0.73%
Total net expenses(d)	0.79	%(c)	0.78	%(e)	0.77	%(c)(e)	0.77	%(e)	0.75	%(e)	0.74	%(e)	0.73	%(e)
Net investment income	4.58	%(c)	4.34%		4.37	%(c)	5.13%		5.47%		5.35%		5.71%
Supplemental data
Net assets, end of period (in thousands)	$699,056		$755,920		$985,278		$812,836		$660,970		$714,358		$704,118
Portfolio turnover	62	%(f)	113	%(f)	48	%(f)	83	%(f)	128%		50%		43%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 38% for the six months ended April 30, 2014 and 71%, 25% and 63% for the years ended October 31, 2013, October 31, 2012, and May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Strategic Income Fund

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are

Semiannual Report 2014

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

Semiannual Report 2014

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

Semiannual Report 2014

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage duration and yield curve exposure. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Semiannual Report 2014

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	366,899	—	366,899	39,979	—	—	326,920
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	291,709	—	291,709	39,979	—	—	251,730

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at April 30, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	366,899
Interest rate risk	Net assets — unrealized appreciation on futures contracts	2,681,545
Total		3,048,444
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	291,709
Interest rate risk	Net assets — unrealized depreciation on futures contracts	250,809
Total		542,518

Semiannual Report 2014

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended April 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Foreign exchange risk	(4,644,398)	—	—	(4,644,398)
Interest rate risk	—	3,861,505	(106,053)	3,755,452
Total	(4,644,398)	3,861,505	(106,053)	(888,946)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Foreign exchange risk	(1,182,499)	—	—	(1,182,499)
Interest rate risk	—	6,159,566	(599,219)	5,560,347
Total	(1,182,499)	6,159,566	(599,219)	4,377,848

The following table is a summary of the average outstanding volume by derivative instrument for the period ended April 30, 2014.

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	223,205,259
Futures contracts — Short	629,733,559
Derivate Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	1,184,937	(1,225,872)

*Based on ending quarterly outstanding amounts for the period ending April 30, 2014.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Semiannual Report 2014

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Investments in Loans

The Fund may invest in loan participations and assignments of all or a portion of a loan. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce their rights only through an administrative agent. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have their interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Stripped Securities

The Fund may invest in Interest Only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The fund classifies gain and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund

Semiannual Report 2014

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.530% to 0.353% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2014 was 0.52% of the Fund's average daily net assets.

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2014 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares are not subject to transfer agent fees.

Semiannual Report 2014

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

For the six months ended April 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class K	0.05
Class R	0.17
Class R4	0.17
Class R5	0.05
Class W	0.16
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2014, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Effective July 1, 2011, under the Plans, the Fund pays a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Prior to July 1, 2011, the Fund paid a monthly service fee which was equal to 0.15% annually of the average daily net assets attributable to outstanding Class A and Class B shares of the Fund issued prior to January 1, 1993 and 0.25% annually of the average daily net assets attributable to outstanding Class A, Class B, Class C and Class W shares issued thereafter. The arrangement resulted in an annual rate of service fee for shares that was a blend between the 0.15% and 0.25% rates. For the six months ended April 30, 2014, the Fund's annualized effective service fee rate was 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class W shares.

Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $313,271 for Class A, $7,149 for Class B, and $8,790 for Class C shares for the six months ended April 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2014 through February 28, 2015	Prior to March 1, 2014
Class A	1.04%	1.04%
Class B	1.79	1.79
Class C	1.79	1.79
Class K	0.96	0.97
Class R	1.29	1.29
Class R4	0.79	0.79
Class R5	0.71	0.72
Class W	1.04	1.04
Class Y	0.66	0.67
Class Z	0.79	0.79

Semiannual Report 2014

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes was approximately $2,203,327,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$87,298,000
Unrealized depreciation	(25,489,000)
Net unrealized appreciation	$61,809,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,353,915,519 and $1,448,479,093, respectively, for the six months ended April 30, 2014, of which $676,854,723 and $704,696,937, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2014, one unaffiliated shareholder of record owned 31.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 23.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended April 30, 2014.

Note 9. Significant Risks

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the

Semiannual Report 2014

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Low and Below Investment Grade (High-Yield) Securities Risk

Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Semiannual Report 2014

Columbia Strategic Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014

Columbia Strategic Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR232_10_D01_(06/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 20, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 20, 2014